As filed with the Securities and Exchange Commission on January 28, 2008

                                                Securities Act File No. 33-41913
                                       Investment Company Act File No. 811-06367

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
                                                                           ---

                  Pre-Effective Amendment No.
                                              ---                          ---

                 Post-Effective Amendment No.  24                           X
                                              ---                          ---

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                              X
                                                                           ---
                  Amendment No.  25                                         X
                                ---                                        ---


                        GABELLI EQUITY SERIES FUNDS, INC
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 One Corporate Center, Rye, New York 10580-1422
--------------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: 1- 800-422-3554

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center,
                            Rye, New York 10580-1422
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


                                   Copies to:
Peter D. Goldstein, Esq.                    Richard T. Prins, Esq.
Gabelli Equity Series Funds, Inc.           Skadden, Arps, Slate, Meagher & Flom
One Corporate Center                        Four Times Square, 30th Floor
Rye, New York 10580-1422                    New York, New York 10036

It is proposed that this filing will become effective:

         immediately upon filing pursuant to paragraph (b); or
    ---
     X   on January 28, 2008 pursuant to paragraph (b); or
    ---
         60 days after filing pursuant to paragraph (a)(1); or
    ---
         on ____________ pursuant to paragraph (a)(1); or
    ---
         75 days after filing pursuant to paragraph (a)(2); or
    ---
         on ____________ pursuant to paragraph (a)(2) of Rule 485.
    ---


If appropriate, check the following box:

         This post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

                        GABELLI EQUITY SERIES FUNDS, INC.
                        THE GABELLI SMALL CAP GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                 (800-422-3554)
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                        (Net Asset Value per share may be
                            obtained daily by calling
                          800-GABELLI after 6:00 p.m.)


--------------------------------------------------------------------------------
                                   QUESTIONS?
                                Call 800-GABELLI
                       or your investment representative.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

INVESTMENT AND PERFORMANCE SUMMARY ........................................    2


INVESTMENT OBJECTIVES, STRATEGIES, AND RELATED RISKS ......................    4

MANAGEMENT OF THE FUND ....................................................    6

PURCHASE OF SHARES ........................................................    6

REDEMPTION OF SHARES ......................................................    8

PRICING OF FUND SHARES ....................................................   11

DIVIDENDS AND DISTRIBUTIONS ...............................................   11

TAX INFORMATION ...........................................................   12

MAILINGS TO SHAREHOLDERS ..................................................   12

FINANCIAL HIGHLIGHTS ......................................................   12

--------------------------------------------------------------------------------
THIS  PROSPECTUS  IS FOR USE BY  PENSION  PLAN AND  OTHER  TAX-EXEMPT  INVESTORS
SEEKING TO INVEST IN THE GABELLI SMALL CAP GROWTH FUND AND DOES NOT SUPERCEDE THE COMBINED PROSPECTUS DATED JANUARY 29, 2008 FOR THE GABELLI SMALL CAP GROWTH FUND, THE GABELLI EQUITY INCOME FUND, AND THE GABELLI WOODLAND SMALL CAP VALUE FUND.
--------------------------------------------------------------------------------


THE GABELLI SMALL CAP GROWTH FUND

CLASS AAA SHARES


PROSPECTUS
JANUARY 28, 2008


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                       INVESTMENT AND PERFORMANCE SUMMARY


The Gabelli Small Cap Growth Fund (the "Fund") is a series of Gabelli Equity Series Funds, Inc. (the "Company"). The Fund is advised by Gabelli Funds,
LLC (the "Adviser").

INVESTMENT OBJECTIVE:

The Fund seeks to provide a high level of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:


Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that are considered to be small companies at the time the Fund makes its investment. The Fund invests primarily in the common stocks of companies which the Fund's Adviser believes are likely to have rapid growth in revenues and above average rates of earnings growth. The Adviser currently characterizes small companies for the Fund as those with total common stock market values of $2 billion or less at the time of investment.


PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is subject to the risk that small capitalization stocks may trade less frequently and may be subject to more abrupt or erratic movements in price than medium and large capitalization stocks. The Fund is also subject to the risk that the Adviser may be incorrect in its assessment of the values of the securities the Fund holds, which may result in a decline in the value of Fund shares.

WHO MAY WANT TO INVEST:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through Gabelli & Company, Inc., the Fund's distributor (the "Distributor"), or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.

YOU MAY WANT TO INVEST IN THE FUND IF:


      o     you are a long-term investor

      o     you seek growth of capital

      o you believe that the market will favor small capitalization stocks over the long term


YOU MAY NOT WANT TO INVEST IN THE FUND IF:


      o     you are seeking a high level of current income

      o     you are conservative in your investment approach

      o     you seek stability of principal more than growth of capital



--------------------------------------------------------------------------------
2

--------------------------------------------------------------------------------

PERFORMANCE:


The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one year, five years, and ten years, compare with those of a broad-based securities market index, as well as the Fund's highest and lowest quarterly returns. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume the reinvestment of dividends and distributions.


                        THE GABELLI SMALL CAP GROWTH FUND
                       (FOR THE PERIODS ENDED DECEMBER 31)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

      1998   1999   2000   2001   2002   2003   2004   2005   2006   2007
      --------------------------------------------------------------------
       0.0%  14.2%  11.3%   4.7%  -5.3%  37.6%  21.7%   5.9%  19.2%   7.3%


During the periods shown in the bar chart, the highest return for a quarter was 18.27% (quarter ended June 30, 2003), and the lowest return for a quarter was (20.26)% (quarter ended September 30, 1998).

       AVERAGE ANNUAL TOTAL RETURNS                        PAST        PAST         PAST
(FOR THE PERIODS ENDED DECEMBER 31, 2007)                ONE YEAR   FIVE YEARS   TEN YEARS
-----------------------------------------                --------   ----------   ---------
The Gabelli Small Cap Growth Fund Class AAA Shares:
   Return Before Taxes ...............................     7.25%      17.77%       11.05%
   Return After Taxes on Distributions ...............     6.51%      16.95%        9.74%
   Return After Taxes on Distributions and Sale
     of Fund Shares ..................................     5.71%      15.62%        9.24%
Russell 2000 Index* ..................................    (1.57)%     16.25%        7.08%

----------
* The Russell 2000 Index is an unmanaged index of the 2000 smallest common stocks in the Russell 3000 Index, which contains the 3000 largest stocks in the U.S. based on total market capitalization, consisting of a broad base of small cap common stocks. The index figures do not reflect any deduction for fees, expenses, or taxes. You cannot invest directly in the Russell 2000 Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts ("IRAs").



--------------------------------------------------------------------------------
                                                                               3

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment):
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)
   payable to the Fund ..............................................................   2.00%


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
   Management Fees ..................................................................   1.00%
   Distribution (Rule 12b-1) Expenses ...............................................   0.25%
   Other Expenses ...................................................................   0.17%
   Acquired Fund Fees and Expenses ..................................................   0.01%
                                                                                        ----


Total Annual Fund Operating Expenses ................................................   1.43%
                                                                                        ====

----------

EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year, and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                    ------    -------    -------    --------
                     $146       $452      $782       $1,713

               INVESTMENT OBJECTIVES, STRATEGIES AND RELATED RISKS

GENERALLY:

The Fund's investment objective is fundamental and may not be changed without shareholder approval. The Fund's investment strategies are not fundamental and may be changed by a vote of a majority of the Company's Board of Directors (the "Board") at any time without a vote of shareholders.

INVESTMENT STRATEGIES:

The investment policy of the Fund relating to the type of securities in which 80% of the Fund's net assets must be invested may be changed by the Board without shareholder approval. Shareholders will, however, receive at least 60 days' prior notice of any change in this policy.


In selecting investments for the Fund, the Adviser seeks issuers with a dominant market share or niche franchise in growing and/or consolidating industries. The Adviser considers for purchase the stocks of small capitalization (capitalization is the price per share multiplied by the number of shares outstanding) companies with experienced management, strong balance sheets, and rising free cash flow and earnings. The Adviser's goal is to invest long term in the stocks of companies trading at reasonable market valuations relative to perceived economic worth.

Frequently, smaller companies exhibit one or more of the following traits:

      o     New products or technologies

      o     New distribution methods


--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------

      o Rapid changes in industry conditions due to regulatory or other developments

      o Changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.

In addition, because smaller companies are less actively followed by stock analysts and less information is available on which to base stock price evaluations, the market may overlook favorable trends in particular smaller growth companies and then adjust its valuation more quickly once investor interest is gained.

The Fund may also use the following investment technique:


      o DEFENSIVE INVESTMENTS. When adverse market or economic conditions occur, the Fund may temporarily invest all or a portion of its assets in defensive investments. Such investments include fixed income securities and high-quality money market instruments. When following a defensive strategy, the Fund will be less likely to achieve its investment goal.


RISKS:

Investing in the Fund involves the following risks:

      o EQUITY RISK. The principal risk of investing in the Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company's particular circumstances.


      o VALUE INVESTING RISK. The Fund invests in "value" stocks. The portfolio manager may be wrong in the assessment of a company's value and the stocks the Fund holds may not reach what the portfolio manager believes are their full values. From time to time "value" investing falls out of favor with investors. During those periods, the Fund's relative performance may suffer.


      o FUND AND MANAGEMENT RISK. The Fund invests in stocks issued by smaller companies. The Fund's price may decline if the market favors large or mid-size capitalization company stocks over stocks of small companies. If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Fund holds, or no event occurs which surfaces value, then the value of the Fund's shares may decline.


      o SMALL CAPITALIZATION COMPANY RISK. Investing in securities of small capitalization companies may involve greater risks than investing in larger, more established issuers. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for our portfolio managers to sell securities of smaller capitalization companies at quoted market prices. Finally, there are periods when investing in smaller capitalization stocks fall out of favor with investors and the stocks of smaller capitalization companies underperform.



--------------------------------------------------------------------------------
                                                                               5

--------------------------------------------------------------------------------


PORTFOLIO HOLDINGS. A description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund's Statement of Additional Information ("SAI").


                             MANAGEMENT OF THE FUND


THE ADVISER. Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund's investment program and manages the operations of the Fund under the general supervision of the Corporation's Board. The Adviser also manages several other open-end and closed-end investment companies in the Gabelli/GAMCO family of funds. The Adviser is a New York limited liability company organized in 1999 as successor to GGCP, Inc., a New York corporation organized in 1980. The Adviser is a wholly-owned subsidiary of GAMCO Investors, Inc. ("GBL"), a publicly held company listed on the New York Stock Exchange ("NYSE").

As compensation for its services and the related expenses borne by the Adviser, for the fiscal year ended September 30, 2007, the Fund is contractually obligated to pay the Adviser an advisory fee computed daily and payable monthly equal to 1.00% of the value of its average daily net assets.

The Fund's semi-annual report to shareholders for the period ending March 31, 2007 contained a discussion of the basis of the Board's determination to continue the investment advisory arrangement as described above.


THE PORTFOLIO MANAGER. Mr. Mario J. Gabelli, CFA, is primarily responsible for the day-to-day management of the Fund. Mr. Gabelli has been Chairman, Chief Executive Officer, and Chief Investment Officer-Value Portfolios of the Adviser and its predecessor since inception, as well as its parent company, GBL. Mr. Gabelli also acts as Chief Executive Officer and Chief Investment Officer-Value Portfolios of GAMCO Asset Management Inc., a wholly owned subsidiary of GBL, and is an officer or director of various other companies affiliated with GBL. The Adviser relies to a considerable extent on the expertise of Mr. Gabelli, who may be difficult to replace in the event of his death, disability, or resignation.

The Fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by him, and his ownership of securities in the Fund he manages.

RULE 12b-1 PLAN. The Fund has adopted a plan under Rule 12b-1 (the "Plan") which authorizes payments by the Fund on an annual basis of 0.25% of its average daily net assets attributable to Class AAA Shares to finance distribution of its Class AAA Shares or pay shareholder service fees. The Fund may make payments under its Plan for the purpose of financing any activity primarily intended to result in the sales of Class AAA Shares of the Fund or pay shareholder service fees. To the extent any activity is one that the Fund may finance without a distribution plan, the Fund may also make payments to compensate such activity outside of the Plan and not be subject to its limitations. Because payments under the Plan are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Due to the payment of 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

                               PURCHASE OF SHARES


You can purchase the Fund's shares on any day the NYSE is open for trading (a "Business Day"). You may purchase shares directly through the Distributor, directly from the Fund through the Fund's transfer agent, or through registered broker-dealers that have entered into appropriate selling agreements with the Distributor.



--------------------------------------------------------------------------------
6

--------------------------------------------------------------------------------

      o BY MAIL OR IN PERSON. You may open an account by mailing a completed subscription order form with a check or money order payable to "The Gabelli Small Cap Growth Fund" to:

            BY MAIL                  BY PERSONAL DELIVERY
            -------                  --------------------
            THE GABELLI FUNDS        THE GABELLI FUNDS
            P.O. BOX 8308            C/O BFDS
            BOSTON, MA 02266-8308    30 DAN ROAD
                                     CANTON, MA 02021-2809

You can obtain a subscription order form by calling 800-GABELLI (800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, the name of the Fund, and class of shares you wish to purchase.

      o BY BANK WIRE. To open an account using the bank wire transfer system, first telephone the Fund at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:

                       STATE STREET BANK AND TRUST COMPANY
                       ABA #011-0000-28 REF DDA #99046187
                      RE: THE GABELLI SMALL CAP GROWTH FUND
                               ACCOUNT #__________
                         ACCOUNT OF [REGISTERED OWNERS]
                      225 FRANKLIN STREET, BOSTON, MA 02110


If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street Bank and Trust Company ("State Street") will not charge you for receiving wire transfers.

SHARE PRICE. The Fund sells its Class AAA Shares based on the net asset value per share ("NAV") next determined after the time as of which the Fund receives your completed subscription order form and your payment. See "Pricing of Fund Shares" for a description of the calculation of the NAV.

MINIMUM INVESTMENTS. Your minimum initial investment must be at least $1,000. See "Retirement Plans/Education Savings Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum for subsequent investments. Broker-dealers may have different minimum investment requirements.

RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Fund makes available IRA, "Roth" IRA, and "Coverdell" Education Savings Plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Fund through tax-deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Fund does not currently act as a sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $250. There is no minimum subsequent investment requirement for retirement plans.


AUTOMATIC INVESTMENT PLAN. The Fund offers an automatic monthly investment plan. There is no initial minimum investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Fund by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must have a completed, approved Investment Plan application on file with the Fund's Transfer Agent. There is a minimum of $100 for each telephone or Internet investment. However, you may split the $100


--------------------------------------------------------------------------------
                                                                               7

--------------------------------------------------------------------------------

minimum between two funds. To initiate an ACH purchase, please call 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.

GENERAL. State Street will not issue share certificates unless you request them. The Fund reserves the right to (i) reject any purchase order if, in the opinion of the Fund's management, it is in the Fund's best interest to do so, (ii) suspend the offering of shares for any period of time, and (iii) waive the Fund's minimum purchase requirements.

CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Company, on behalf of the Fund, to obtain, verify, and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number, or other identifying information, for each investor who opens or reopens an account with the Fund. Applications without the required information may be rejected or placed on hold until the Fund verifies the account holder's identity.


THIRD PARTY ARRANGEMENTS. The Adviser and its affiliates utilize a portion of their assets, which may include revenues received from 12b-1 fees, to pay all or a portion of the charges of various programs that make shares of the Fund available to their customers. Subject to tax limitations and approval by the Board on a fund-by-fund basis, the Fund may also make payments to third parties out of its own assets (other than 12b-1 payments), for a portion of the charges for these programs generally representing savings of expenses experienced by the Fund resulting from shareholders investing in the Fund through such programs rather than investing directly in the Fund.

The Adviser or an applicable affiliate may, from time to time, at its expense out of its own financial resources (a source of which may be payments under the Fund's distribution plans), make cash payments to some but not all brokers, dealers, or financial intermediaries for shareholder services, as an incentive to sell shares of the Fund, and/or to promote retention of their customers' assets in the Fund. These payments, sometimes referred to as "revenue sharing", do not change the price paid by investors to purchase the Fund's shares or the amount the Fund receives as proceeds from such sales. Revenue sharing payments may be made to brokers, dealers, and other financial intermediaries that provide services to the Fund or to shareholders in the Fund, including (without limitation) shareholder servicing, transaction processing, sub accounting services, marketing support, and/or access to sales meetings, sales representatives, and management representatives of the broker, dealer, or other financial intermediary. Revenue sharing payments may also be made to brokers, dealers, and other financial intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement in cases where the broker, dealer, or other financial intermediary provides shareholder services to Fund shareholders. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar amount.

The Adviser or an applicable affiliate negotiates the level of payments described above to any particular broker, dealer, or other financial intermediary with each firm. Currently, such payments range from 0.10% to 0.40% per year of the average daily net assets of the Fund attributable to the particular firm depending on the nature and level of services and other factors.


                              REDEMPTION OF SHARES


You can redeem shares of the Fund on any Business Day. The Fund may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or if the Securities and Exchange Commission ("SEC") orders the Fund to suspend redemptions.



--------------------------------------------------------------------------------
8

--------------------------------------------------------------------------------


The Fund redeems its shares based on the NAV next determined after the time as of which the Fund receives your redemption request in proper form subject to a redemption fee described below. See "Pricing of Fund Shares" for a description of the calculation of NAV.

The Fund is intended for long-term investors and not for those who wish to trade frequently in Fund shares. The Fund believes that excessive short-term trading of Fund shares creates risks for the Fund and its long-term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs, and potential dilution in the value of Fund shares.

In order to discourage frequent short-term trading in Fund shares, the Fund has adopted policies and procedures which imposes a 2.00% redemption fee (short-term trading fee) on Class AAA Shares that are purchased and redeemed or exchanged within seven (7) days or less after the date of a purchase. This fee is calculated based on the shares' aggregate NAV on the date of redemption and deducted from the redemption proceeds. The redemption fee is not a sales charge; it is retained by the Fund, and does not benefit the Fund's Adviser or any other third party. For purposes of computing the redemption fee, shares will be redeemed in reverse order of purchase (the latest shares acquired will be treated as being redeemed first). Redemptions to which the fee applies include redemption of shares resulting from an exchange made pursuant to the Fund's exchange privilege. The redemption fee will not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption is initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading polices in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place. While the Fund has entered into information sharing agreements with financial intermediaries which contractually require such financial intermediaries to provide the Fund with information relating to its customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and may not always be able to track short-term trading effected through these financial intermediaries. In addition, because the Fund is required to rely on information provided by the financial intermediary as to the applicable redemption fee, the Fund cannot guarantee that the financial intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund's policies. Subject to the exclusions discussed above, each Fund seeks to apply these policies uniformly.

Certain financial intermediaries may have procedures which differ from those of the Fund's to collect the redemption fees or that prevent or restrict frequent trading. Investors should refer to their intermediary's policies on frequent trading restrictions.


The Fund continues to reserve all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in the Fund's view, is likely to engage in excessive trading or if such purchase is not in the best interest of the Fund and to limit, delay, or impose other conditions on exchanges or purchases. The Fund has adopted a policy of seeking to minimize short-term trading of its shares and monitors purchase and redemption activities to assist in minimizing short-term trading.

You may redeem shares through the Distributor or directly from the Fund through the Fund's transfer agent.

      o BY LETTER. You may mail a letter requesting the redemption of shares to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Fund and the share class, the dollar amount or number of shares you wish to redeem, and your account number. You must sign the letter in exactly the same way the account is registered and, if there is more than one owner of shares, all owners must sign. A signature guarantee is required for each signature


--------------------------------------------------------------------------------
                                                                               9

--------------------------------------------------------------------------------

            on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers, and savings associations. A notary public cannot provide a signature guarantee.

      o BY TELEPHONE OR THE INTERNET. Unless you have requested that telephone or Internet redemptions from your account not be permitted, you may redeem your shares in an account (excluding an
            IRA)  directly  registered  with  State  Street  by  calling  either
            800-GABELLI   (800-422-3554)  or  800-872-5365   (617-328-5000  from
            outside the United States) or by visiting our website at www.gabelli.com. YOU MAY NOT REDEEM FUND SHARES HELD THROUGH AN IRA THROUGH THE INTERNET. IRA holders should consult a tax adviser concerning the current tax rules applicable to IRAs. If State Street properly acts on telephone or Internet instructions after following reasonable procedures to protect against unauthorized transactions, neither State Street nor the Fund will be responsible for any losses due to unauthorized telephone or Internet transactions and instead you would be responsible. You may request that proceeds from telephone or Internet redemptions be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire, or invested in another mutual fund advised by the Adviser (see "Exchange of Shares"). Among the procedures that State Street may use are passwords or verification of personal information. The Fund may impose limitations from time to time on telephone or Internet redemptions.

            1. TELEPHONE OR INTERNET REDEMPTION BY CHECK. The Fund will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days.

            2. TELEPHONE OR INTERNET REDEMPTION BY BANK WIRE. The Fund accepts telephone or Internet requests for wire redemption in amounts of at least $1,000. The Fund will send a wire to either a bank designated on your subscription order form or on a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next Business Day.

      o AUTOMATIC CASH WITHDRAWAL PLAN. You may automatically redeem shares on a monthly, quarterly, or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Please call 800-GABELLI (800-422-3554) for more information about this plan.


INVOLUNTARY REDEMPTION. The Fund may redeem all shares in your account (other than an IRA) if their value falls below $1,000 as a result of redemptions (but not as a result of a decline in NAV). You will be notified in writing if the Fund initiates such action and it will allow 30 days for you to increase the value of your account to at least $1,000.

REDEMPTION PROCEEDS. A redemption request received by the Fund will be effected based on the NAV next determined after the time as of which the Fund or, if applicable, its authorized designee receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as 10 days following purchase. While the Fund will delay the processing of the redemption payment until the check clears, your shares will be valued at the next determined NAV after receipt of your redemption request.

REDEMPTION IN KIND. In certain circumstances, the Fund may pay your redemption proceeds wholly or partially in portfolio securities. Where applicable, payments would be made in portfolio securities only in the rare instance that the Company's Board believes that it would be in the Fund's best interest not to pay redemption proceeds in cash.



--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------

                             PRICING OF FUND SHARES


The NAV of the Fund's Class AAA Shares is calculated on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

The Fund's NAV is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time. The Fund's NAV is computed by dividing the value of the Fund's net assets (i.e. the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the Class AAA Shares by the total number of its Class AAA Shares outstanding at the time the determination is made. The price of Fund shares for the purpose of purchase and redemption orders will be based upon the calculation of NAV next made as of a time after the time as of which the purchase or redemption order is received in proper form.

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business of the Fund on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the instrument's fair value, in which case these instruments will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the instrument is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and other assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value American Depository Receipt securities at the close of the relevant U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

                           DIVIDENDS AND DISTRIBUTIONS

The Fund intends to pay dividends and capital gain distributions, if any, on an annual basis. You may have dividends and/or capital gain distributions that are declared by the Fund automatically reinvested at NAV in additional shares of the Fund. You will make an election to receive distributions in cash or Fund shares at the time you first purchase your shares. You may change this election by notifying the Fund or



--------------------------------------------------------------------------------
                                                                              11

--------------------------------------------------------------------------------


your broker in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through reinvestment will receive a price based on the NAV on the reinvestment date, which is typically the date dividends or capital gains are paid to shareholders. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains or other income.


                                 TAX INFORMATION


The Fund expects that distributions will consist primarily of investment company taxable income and net capital gains. Dividends out of investment company taxable income and distributions of net short-term capital gains (I.E., gains from securities held by the Fund for one year or less) are taxable to you as ordinary income, except that certain qualified dividends are eligible for a reduced rate. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates no matter how long you have owned your shares. The Fund's distributions, whether you receive them in cash or reinvest them in additional shares of the Fund, generally will be subject to federal, state, and/or local taxes. A redemption of the Fund's shares or an exchange of the Fund's shares for shares of another fund will be treated for tax purposes as a sale of the Fund's shares, and any gain you realize on such a transaction generally will be taxable. Foreign shareholders may be subject to a federal withholding tax.


This summary of tax consequences is intended for general information only and is subject to change by legislative or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to you can be found in the SAI that is incorporated by reference into this Prospectus. You should consult a tax adviser concerning the tax consequences of your investment in the Fund.

                            MAILINGS TO SHAREHOLDERS

In our continuing efforts to reduce duplicative mail and Fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings, in accordance with your instructions, within 30 days of your request.

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance of the Fund for the past five fiscal years. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund's Class AAA Shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements and related notes, are included in the Fund's annual report, which is available upon request.



--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------

THE GABELLI SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:


                               INCOME FROM INVESTMENT OPERATIONS            DISTRIBUTIONS
                           ----------------------------------------   ---------------------------
                                              Net
               Net Asset        Net       Realized and     Total          Net
   Period        Value,     Investment     Unrealized      from        Realized
   Ended       Beginning      Income/       Gain on      Investment     Gain on         Total       Redemption
September 30   of Period   (Loss)(a)(c)   Investments    Operations   Investments   Distributions     Fees(a)
------------   ---------   ------------   ------------   ----------   -----------   -------------   ----------
CLASS AAA
   2007         $ 30.41      $ (0.01)        $ 6.42       $ 6.41       $ (2.45)       $ (2.45)       $ 0.00(b)
   2006           29.97        (0.03)          2.53         2.50         (2.06)         (2.06)         0.00(b)
   2005           25.88        (0.01)          5.25         5.24         (1.15)         (1.15)         0.00(b)
   2004           21.48        (0.04)          4.61         4.57         (0.17)         (0.17)           --
   2003           17.04        (0.05)          4.74         4.69         (0.25)         (0.25)           --


                                      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                     ------------------------------------------------
               Net Asset              Net Assets      Net
   Period        Value,                 End of     Investment               Portfolio
   Ended        End of      Total       Period       Income/    Operating   Turnover
September 30    Period     Return+   (in 000's)    (Loss)(c)     Expenses     Rate
------------   ---------   -------   -----------   ----------   ---------   ---------
CLASS AAA
   2007         $ 34.37     21.95%   $ 1,002,577     (0.04)%       1.42%       15%
   2006           30.41      8.88        727,521     (0.09)        1.44         6
   2005           29.97     20.58        732,965     (0.03)        1.44         6
   2004           25.88     21.34        620,334     (0.15)        1.42        10
   2003           21.48     27.84        540,397     (0.22)        1.45         4

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b)   Amount represents less than $0.005 per share.

(c) Due to capital share activity throughout the fiscal year, net investment income per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.


--------------------------------------------------------------------------------
                                                                              13

                       This Page Left Blank Intentionally.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc. which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries which provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Securities and Exchange Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?


We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to shareholders of the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.


                       THIS IS NOT PART OF THE PROSPECTUS.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                              15

--------------------------------------------------------------------------------

                        GABELLI EQUITY SERIES FUNDS, INC.

                        THE GABELLI SMALL CAP GROWTH FUND
                                CLASS AAA SHARES
================================================================================

FOR MORE INFORMATION:

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's semi-annual and audited annual reports to shareholders contain additional information on the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference, and is legally considered a part of this Prospectus.

--------------------------------------------------------------------------------


      You can get free copies of these documents and prospectuses of other funds in the Gabelli/GAMCO family, or request other information and discuss your questions about the Fund by mail, toll-free phone or the internet as follows:


                        Gabelli Equity Series Funds, Inc.
                              One Corporate Center
                            Rye, New York 10580-1422
                      Telephone: 800-GABELLI (800-422-3554)
                                www.gabelli.com

--------------------------------------------------------------------------------


You can also review and/or copy the Fund's Prospectus, annual/semi-annual reports, and SAI at the Public Reference Room of the SEC. You can get text-only copies:


      o     Free from the Fund's website at www.gabelli.com.

      o For a fee, by electronic request at publicinfo@sec.gov, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 202-551-8090.

      o     Free from the EDGAR Database on the SEC's website at www.sec.gov.

(Investment Company Act File No. 811-06367)

--------------------------------------------------------------------------------

                        GABELLI EQUITY SERIES FUNDS, INC.
                        THE GABELLI SMALL CAP GROWTH FUND
                         THE GABELLI EQUITY INCOME FUND
                   THE GABELLI WOODLAND SMALL CAP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                 (800-422-3554)
                               FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   (Net Asset Value per share may be obtained
                                daily by calling
                          800-GABELLI after 6:00 p.m.)


--------------------------------------------------------------------------------
                                   QUESTIONS?
                                Call 800-GABELLI
                       or your investment representative.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


INTRODUCTION AND OVERVIEW ................................................    2

INVESTMENT AND PERFORMANCE SUMMARY .......................................    2

INVESTMENT OBJECTIVES, STRATEGIES, AND RELATED RISKS .....................    9

MANAGEMENT OF THE FUNDS ..................................................   11

PURCHASE OF SHARES .......................................................   12

REDEMPTION OF SHARES .....................................................   14

EXCHANGE OF SHARES .......................................................   16

PRICING OF FUND SHARES ...................................................   17

DIVIDENDS AND DISTRIBUTIONS ..............................................   18

TAX INFORMATION ..........................................................   18

MAILINGS TO SHAREHOLDERS .................................................   19

FINANCIAL HIGHLIGHTS .....................................................   19


GABELLI EQUITY SERIES FUNDS, INC.

THE GABELLI SMALL CAP GROWTH FUND
THE GABELLI EQUITY INCOME FUND
THE GABELLI WOODLAND SMALL CAP VALUE FUND

CLASS AAA SHARES


PROSPECTUS
JANUARY 28, 2008


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                            INTRODUCTION AND OVERVIEW

Gabelli Equity Series Funds, Inc. (the "Company") currently consists of the following three separate investment portfolios (each a "Fund", and collectively the "Funds"):

o     The Gabelli Small Cap Growth Fund (the "Small Cap Growth Fund")

o     The Gabelli Equity Income Fund (the "Equity Income Fund")

o     The Gabelli  Woodland Small Cap Value Fund (the "Woodland  Small Cap Value
      Fund")

Each Fund is advised by Gabelli Funds, LLC (the "Adviser").


                       INVESTMENT AND PERFORMANCE SUMMARY


                              SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE:

The Fund seeks to provide a high level of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:


Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that are considered to be small companies at the time the Fund makes its investment. The Fund invests primarily in the common stocks of companies which the Adviser believes are likely to have rapid growth in revenues and above average rates of earnings growth. The Adviser currently characterizes small companies for this Fund as those with total common stock market values of $2 billion or less at the time of investment.


PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is subject to the risk that small capitalization stocks may trade less frequently and may be subject to more abrupt or erratic movements in price than medium and large capitalization stocks. The Fund is also subject to the risk that the Adviser may be incorrect in its assessment of the values of the securities the Fund holds, which may result in a decline in the value of Fund shares.

WHO MAY WANT TO INVEST:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through Gabelli & Company, Inc., the Fund's distributor (the "Distributor"), or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.

YOU MAY WANT TO INVEST IN THE FUND IF:


      o     you are a long-term investor

      o     you seek growth of capital

      o you believe that the market will favor small capitalization stocks over the long term



--------------------------------------------------------------------------------
2

--------------------------------------------------------------------------------


YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o     you are seeking a high level of current income

      o     you are conservative in your investment approach

      o     you seek stability of principal more than growth of capital

                               EQUITY INCOME FUND


INVESTMENT OBJECTIVE:

The Fund seeks to provide a high level of total return on its assets with an emphasis on income.

PRINCIPAL INVESTMENT STRATEGIES:


The Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities including securities convertible into common stock. In making stock selections, the Fund's Adviser looks for securities that have a better yield than the average of the Standard and Poor's 500 Index (the "S&P 500 Index"), as well as capital gains potential.


PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Preferred stocks and debt securities convertible into or exchangeable for common or preferred stock also are subject to interest rate risk and/or credit risk. When interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is subject to the risk that its portfolio companies will reduce or eliminate the dividend rate on securities held by the Fund. The Fund is also subject to the risk that the Adviser may be incorrect in its assessment of the values of the securities the Fund holds, which may result in the decline in the value of Fund shares.

WHO MAY WANT TO INVEST:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through the Distributor, or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.

YOU MAY WANT TO INVEST IN THE FUND IF:

      o     you are a long-term investor

      o     you are seeking income as well as growth of capital

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o     you are conservative in your investment approach

      o     you seek stability of principal more than growth of capital


      o     you are seeking a high level of current income



--------------------------------------------------------------------------------
                                                                               3

--------------------------------------------------------------------------------

                          WOODLAND SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE:

The Fund seeks to provide a high level of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:


Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that are considered to be small capitalization companies at the time the Fund makes the investment. The Fund invests primarily in the common stocks of companies which the Fund's portfolio manager believes are undervalued. The Fund's Adviser currently characterizes small capitalization companies for this Fund as those with a total market value at the time of investment not greater than that of the largest company in the Russell 2000 Index or $3.0 billion, whichever is greater. The Adviser looks for undervalued companies with shareholder oriented management teams that are employing strategies to grow the company's value.


PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is subject to the risk that small capitalization stocks may trade less frequently and may be subject to more abrupt or erratic movements in price than medium and large capitalization stocks. The Fund is also subject to the risk that the Adviser may be incorrect in its assessment of the values of the securities the Fund holds, which may result in a decline in the value of Fund shares. The Fund is "non-diversified" which means that the Fund's investments may be concentrated in fewer securities than a "diversified" mutual fund. As a result, an investment in the Fund may entail greater risk than an investment in a "diversified" mutual fund.

WHO MAY WANT TO INVEST:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through the Distributor, or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.

YOU MAY WANT TO INVEST IN THE FUND IF:


      o     you are a long-term investor

      o     you seek growth of capital

      o you believe that the market will favor small capitalization stocks over the long term


YOU MAY NOT WANT TO INVEST IN THE FUND IF:


      o     you are seeking a high level of current income

      o     you are conservative in your investment approach

      o     you seek stability of principal more than growth of capital


PERFORMANCE:


The bar charts and tables that follow provide an indication of the risks of investing in the Funds by showing changes in the Funds' performance from year to year and by showing how the Funds' average annual returns for the one year, five years, ten years, as applicable, compare



--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------


with those of a broad-based securities market index As with all mutual funds, the Funds' past performance (before and after taxes) does not predict how the Funds will perform in the future. Both the chart and the table assume the reinvestment of distributions.

                              SMALL CAP GROWTH FUND
                       (FOR THE PERIODS ENDED DECEMBER 31)


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

    1998    1999    2000   2001    2002    2003    2004   2005    2006   2007
    -------------------------------------------------------------------------
    0.0%   14.2%   11.3%   4.7%   -5.3%   37.6%   21.7%   5.9%   19.2%   7.3%


During the periods shown in the bar chart, the highest return for a quarter was 18.27% (quarter ended June 30, 2003) and the lowest return for a quarter was (20.26)% (quarter ended September 30, 1998).

             AVERAGE ANNUAL TOTAL RETURNS                  PAST        PAST         PAST
       (FOR THE PERIODS ENDED DECEMBER 31, 2007)         ONE YEAR   FIVE YEARS   TEN YEARS
------------------------------------------------------   --------   ----------   ---------
The Gabelli Small Cap Growth Fund Class AAA Shares:
   Return Before Taxes ...............................     7.25%      17.77%       11.05%
   Return After Taxes on Distributions ...............     6.51%      16.95%        9.74%
   Return After Taxes on Distributions and Sale
     of Fund Shares ..................................     5.71%      15.02%        9.24%
Russell 2000 Index* ..................................    (1.57)%     16.25%        7.08%

----------
* The Russell 2000 Index is an unmanaged index of the 2000 smallest common stocks in the Russell 3000 Index, which contains the 3000 largest stocks in the U.S. based on total market capitalization, consisting of a broad base of small cap common stocks. The index figures do not reflect any deduction for fees, expenses, or taxes. You cannot invest directly in the Russell 2000 Index.



--------------------------------------------------------------------------------
                                                                               5

--------------------------------------------------------------------------------


----------
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts ("IRAs").

                               EQUITY INCOME FUND
                       (FOR THE PERIODS ENDED DECEMBER 31)


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

    1998    1999    2000    2001    2002    2003    2004   2005    2006   2007
   ---------------------------------------------------------------------------
   12.6%    9.3%   11.3%   -0.9%   -7.7%   28.3%   13.0%   6.4%   19.2%   8.9%


During the periods shown in the bar chart, the highest return for a quarter was 15.67% (quarter ended June 30, 2003) and the lowest return for a quarter was (13.54)% (quarter ended September 30, 2002).

             AVERAGE ANNUAL TOTAL RETURNS                  PAST        PAST         PAST
       (FOR THE PERIODS ENDED DECEMBER 31, 2007)         ONE YEAR   FIVE YEARS   TEN YEARS
------------------------------------------------------   --------   ----------   ---------
The Gabelli Equity Income Fund Class AAA Shares:
   Return Before Taxes ...............................     8.90%      14.89%       9.64%
   Return After Taxes on Distributions ...............     8.37%      14.34%       8.21%
   Return After Taxes on Distributions and Sale
     of Fund Shares ..................................     6.49%      13.01%       7.77%
S&P 500 Index* .......................................     5.49%      12.82%       5.91%

----------
* The S&P 500 Index is a widely recognized, unmanaged index of common stocks. The index figures do not reflect any deductions for fees, expenses or taxes. You cannot invest directly in the S&P 500 Index.



--------------------------------------------------------------------------------
6

--------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

                          WOODLAND SMALL CAP VALUE FUND
                       (FOR THE PERIODS ENDED DECEMBER 31)


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                        2003    2004   2005    2006   2007
                       -----------------------------------
                       20.7%   20.6%   6.3%   10.9%   3.3%


During the periods shown in the bar chart, the highest return for a quarter was 14.11% (quarter ended December 31, 2003) and the lowest return for a quarter was (8.00)% (quarter ended March 31, 2003).

             AVERAGE ANNUAL TOTAL RETURNS                       PAST     SINCE DECEMBER 31,
       (FOR THE PERIODS ENDED DECEMBER 31, 2007)              ONE YEAR          2002*
-----------------------------------------------------------   --------   ------------------
The Gabelli Woodland Small Cap Value Fund Class AAA Shares:
   Return Before Taxes                                          3.33%          12.15%
   Return After Taxes on Distributions                          0.91%          10.38%
   Return After Taxes on Distributions and Sale
     of Fund Shares                                             5.16%          10.49%
Russell 2000 Index**                                           (1.57)%         16.25%

----------
*     From December 31, 2002, the date the Fund commenced investment operations.

** The Russell 2000 Index is an unmanaged index of the 2000 smallest common stocks in the Russell 3000 Index, which contains the 3000 largest stocks in the U.S. based on total market capitalization, consisting of a broad base of small cap common stocks. The index figures do not reflect any deduction for fees, expenses, or taxes. You cannot invest directly in the Russell 2000 Index.



--------------------------------------------------------------------------------
                                                                               7

--------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.


FEES AND EXPENSES OF THE FUNDS:

This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Funds.

                                                                                                      WOODLAND
                                                                                SMALL CAP   EQUITY   SMALL CAP
                                                                                  GROWTH    INCOME     VALUE
                                                                                   FUND      FUND       FUND
                                                                                ---------   ------   ---------
SHAREHOLDER FEES: (fees paid directly from your investment):
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or
less) payable to the respective Fund ........................................     2.00%      2.00%     2.00%


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
Management Fees .............................................................     1.00%      1.00%     1.00%
Distribution (Rule 12b-1) Expenses ..........................................     0.25%      0.25%     0.25%
Other Expenses ..............................................................     0.17%      0.18%     1.08%
Acquired Fund Fees and Expenses .............................................     0.01%        --        --
                                                                                  ----       -----    -----
Total Annual Fund Operating Expenses ........................................     1.43%      1.43%     2.33%
                                                                                  =====      =====
Fee Waiver and Expense Reimbursement(1) .....................................                         (0.32)%
                                                                                                      -----
Net Annual Fund Operating Expenses(1) .......................................                          2.01%
                                                                                                      =====

----------
(1) The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the Fund's Total Annual Fund Operating Expenses (excluding brokerage, interest, taxes, and extraordinary expenses) at 2.00% on an annualized basis for Class AAA Shares. This arrangement will continue until at least through September 30, 2008. In addition, the Fund has agreed, during the two-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Fund Operating Expenses would not exceed 2.00% on an annualized basis for Class AAA Shares.


EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in Class AAA Shares of the Funds with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Funds for the time periods shown,
(2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year, and (4) the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                ------   -------   -------   --------
SMALL CAP GROWTH FUND            $146      $452     $  782    $1,713
EQUITY INCOME FUND               $146      $452     $  782    $1,713
WOODLAND SMALL CAP VALUE FUND    $204      $697     $1,216    $2,641



--------------------------------------------------------------------------------
8

--------------------------------------------------------------------------------


              INVESTMENT OBJECTIVES, STRATEGIES, AND RELATED RISKS


GENERALLY:


Each Fund's investment objective is fundamental and may not be changed without shareholder approval. Each Fund's investment strategies are not fundamental and may be changed at any time by a vote of a majority of the Company's Board of Directors (the "Board") at any time without a vote of shareholders.


INVESTMENT STRATEGIES:


The investment policy of each of the Small Cap Growth Fund, Equity Income Fund, and Woodland Small Cap Value Fund relating to the type of securities in which 80% of each Fund's net assets must be invested may be changed by the Board without shareholder approval. Shareholders will, however, receive at least 60 days' prior notice of any change in this policy.


SMALL CAP GROWTH FUND/WOODLAND SMALL CAP VALUE FUND

In selecting investments for the Small Cap Growth Fund and Woodland Small Cap Value Fund, the Adviser seeks issuers with a dominant market share or niche franchise in growing and/or consolidating industries. The Adviser considers for purchase the stocks of small capitalization (capitalization is the price per share multiplied by the number of shares outstanding) companies with experienced management, strong balance sheets, and rising free cash flow and earnings. The Adviser's goal is to invest long term in the stocks of companies trading at reasonable market valuations relative to perceived economic worth.

Frequently, smaller companies exhibit one or more of the following traits:

      o     New products or technologies

      o     New distribution methods

      o Rapid changes in industry conditions due to regulatory or other developments

      o Changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.

In addition, because smaller companies are less actively followed by stock analysts and less information is available on which to base stock price evaluations, the market may overlook favorable trends in particular smaller growth companies and then adjust its valuation more quickly once investor interest is gained.

EQUITY INCOME FUND

In selecting investments for the Equity Income Fund, the Adviser focuses on issuers that:

      o     have strong free cash flow and pay regular dividends

      o     have potential for long-term earnings per share growth

      o may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business o are well-managed

      o will benefit from sustainable long-term economic dynamics, such as globalization of an issuer's industry or an issuer's increased focus on productivity or enhancement of services.

The Adviser also believes preferred stock and convertible securities of selected companies offer opportunities for capital appreciation as well as periodic income and may invest a portion of the Equity Income Fund's assets in such securities. This is particularly true in the case of companies that have performed below expectations. If a company's performance has been poor enough, its preferred stock and convertible debt securities will trade more like common stock than like a fixed income security and may result in above average appreciation if performance improves. Even if the credit quality of the company


--------------------------------------------------------------------------------
                                                                               9

--------------------------------------------------------------------------------

is not in question, the market price of the convertible security will reflect little or no element of conversion value if the price of its common stock has fallen substantially below the conversion price. This leads to the possibility of capital appreciation if the price of the common stock recovers.
The Funds may also use the following investment technique:


      o DEFENSIVE INVESTMENTS. When adverse market or economic conditions occur, the Funds may temporarily invest all or a portion of their assets in defensive investments. Such investments include fixed income securities and high-quality money market instruments. When following a defensive strategy, the Funds will be less likely to achieve their investment goals.


RISKS:

Investing in the Funds involve the following risks:

      o EQUITY RISK. The principal risk of investing in the Funds is equity risk. Equity risk is the risk that the prices of the securities held by the Funds will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company's particular circumstances.

      o VALUE INVESTING RISK. Each Fund invests in "value" stocks. The portfolio manager may be wrong in the assessment of a company's value and the stocks each Fund holds may not reach what the portfolio manager believes are their full values. From time to time "value" investing falls out of favor with investors. During those periods, each Fund's relative performance may suffer.

      o     FUND AND MANAGEMENT RISK.

                  o SMALL CAP GROWTH FUND AND WOODLAND SMALL CAP VALUE FUND ONLY -- The Funds invest in stocks issued by smaller companies. Each Fund's price may decline if the market favors large or mid-size capitalization company stocks over stocks of small companies. If the portfolio manager's assessment of the value of the securities each Fund holds is incorrect, or the events expected to increase value do not occur, then the value of each Fund's shares may decline.

                  o EQUITY INCOME FUND ONLY -- The Fund invests in stocks issued by companies believed by the portfolio manager to be undervalued and that have the potential to achieve significant capital appreciation. If the portfolio manager is incorrect in his assessment of the values of the securities it holds, or no event occurs which surfaces value, then the value of the Fund's shares may decline.

      o SMALL CAPITALIZATION COMPANY RISK. SMALL CAP GROWTH FUND AND WOODLAND SMALL CAP VALUE FUND ONLY -- Investing in securities of small capitalization companies may involve greater risks than investing in larger, more established issuers. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for our portfolio managers to sell securities of smaller capitalization companies at quoted market prices. Finally, there are periods when investing in smaller capitalization stocks fall out of favor with investors and the stocks of smaller capitalization companies underperform.

      o INTEREST RATE RISK AND CREDIT RISK. EQUITY INCOME FUND ONLY -- Investments in preferred stock and securities convertible into or exchangeable for common or preferred stock involve interest rate risk and credit risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.


--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------

      o LOW CREDIT QUALITY RISK. EQUITY INCOME FUND ONLY -- Lower rated convertible securities are subject to greater credit risk, greater price volatility, and a greater risk of loss than investment grade securities. There may be less of a market for lower rated convertible securities, which could make it harder to sell them at an acceptable price.

      o NON-DIVERSIFICATION RISK. WOODLAND SMALL CAP VALUE FUND ONLY -- The Fund is classified as a "non-diversified" investment company. Because the Fund, as a non-diversified investment company, may invest in the securities of individual issuers to a greater extent than a "diversified" mutual fund, an investment in the Fund may present greater risk to an investor than an investment in a diversified mutual fund because the investment risk may be concentrated in fewer securities.

PORTFOLIO HOLDINGS. A description of each Fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the Funds' Statement of Additional Information ("SAI").

                             MANAGEMENT OF THE FUNDS


THE ADVISER. Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews and administers the Funds' investment program and manages the operations of each Fund under the general supervision of the Company's Board. The Adviser also manages several other open-end and closed-end investment companies in the Gabelli/GAMCO family of funds. The Adviser is a New York limited liability company organized in 1999 as successor to GGCP, Inc., a New York corporation organized in 1980. The Adviser is a wholly-owned subsidiary of GAMCO Investors, Inc. ("GBL"), a publicly held company listed on the New York Stock Exchange ("NYSE").

As compensation for its services and the related expenses borne by the Adviser, for the fiscal year ended September 30, 2007, each of the Small Cap Growth, Woodland Small Cap Value, and Equity Income Funds is contractually obligated to pay the Adviser an advisory fee computed daily and payable monthly equal to 1.00% of the value of each Fund's average daily net assets. For the fiscal year ended September 30, 2007, the Adviser waived its fees and/or reimbursed expenses of the Woodland Small Cap Value Fund.

With respect to the Woodland Small Cap Value Fund the Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses (excluding brokerage, interest, taxes, and extraordinary expenses) at no more than 2.00% of its average daily net assets. The fee waiver and expense reimbursement arrangement will continue until at least through September 30, 2008. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent that after giving effect to the repayment, such adjusted Total Annual Fund Operating Expenses would not exceed 2.00% of the Woodland Small Cap Value Fund.

Each Fund's semi-annual report to shareholders for the period ending March 31, 2007 contained a discussion of the basis of the Board's determination to continue the investment advisory arrangements as described above.


THE PORTFOLIO MANAGERS. Mr. Mario J. Gabelli, CFA, is primarily responsible for the day-to-day management of the Small Cap Growth Fund and Equity Income Fund. Mr. Gabelli has been Chairman, Chief Executive Officer, and Chief Investment Officer--Value Portfolios of the Adviser and its predecessor since inception, as well as its parent company, GBL. Mr. Gabelli also acts as Chief Executive Officer and Chief Investment Officer-Value Portfolios of GAMCO Asset Management Inc., a wholly owned sub-


--------------------------------------------------------------------------------
                                                                              11

--------------------------------------------------------------------------------

sidiary of GBL, and is an officer or director of various other companies affiliated with GBL. The Adviser relies to a considerable extent on the expertise of Mr. Gabelli, who may be difficult to replace in the event of his death, disability, or resignation.


Elizabeth M. Lilly, CFA, is primarily responsible for the day-to-day management of the Woodland Small Cap Value Fund. In November 2002, Ms. Lilly joined GAMCO Investors, Inc. as Senior Vice President and Portfolio Manager of Gabelli Funds, LLC and GAMCO Asset Management Inc.


The Funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by them, and their ownership of securities in the Funds they manage.

RULE 12b-1  PLAN.  Each Fund has  adopted a plan  under Rule 12b-1 (the  "Plan")
which authorizes payments by each Fund on an annual basis of 0.25% of its average daily net assets attributable to Class AAA Shares to finance distribution of its Class AAA Shares or pay shareholder service fees. Each Fund may make payments under its Plan for the purpose of financing any activity primarily intended to result in the sales of Class AAA Shares of the respective Fund or pay shareholder service fees. To the extent any activity is one that the Funds may finance without a distribution plan, the Funds may also make payments to compensate such activity outside of the Plan and not be subject to its limitations. Because payments under the Plan are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Due to the payment of 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

                               PURCHASE OF SHARES

You can purchase the Funds' shares on any day the NYSE is open for trading (a "Business Day"). You may purchase shares directly through the Distributor, directly from the Funds through the Funds' transfer agent, or through registered broker-dealers that have entered into appropriate selling agreements with the Distributor.

o BY MAIL OR IN PERSON. You may open an account by mailing a completed subscription order form with a check or money order payable to "The Gabelli Small Cap Growth Fund", "The Gabelli Equity Income Fund" or "The Gabelli Woodland Small Cap Value Fund" to:

            BY MAIL                      BY PERSONAL DELIVERY
            -------                      ---------------------
            THE GABELLI FUNDS            THE GABELLI FUNDS
            P.O. BOX 8308                C/O BFDS
            BOSTON, MA 02266-8308        30 DAN ROAD
                                         CANTON, MA 02021-2809

You can obtain a subscription order form by calling 800-GABELLI (800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, the name of the Fund(s), and class of shares you wish to purchase.

      o BY BANK WIRE. To open an account using the bank wire transfer system, first telephone the Fund(s) at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:


--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------

                       STATE STREET BANK AND TRUST COMPANY
                       ABA #011-0000-28 REF DDA #99046187
                           RE: THE GABELLI ______ FUND
                               ACCOUNT #__________
                         ACCOUNT OF [REGISTERED OWNERS]
                      225 FRANKLIN STREET, BOSTON, MA 02110


If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street Bank and Trust Company ("State Street") will not charge you for receiving wire transfers.


SHARE PRICE. The Funds sell their Class AAA Shares based on the net asset value per share ("NAV") next determined after the time as of which the Funds receive your completed subscription order form and your payment. See "Pricing of Fund Shares" for a description of the calculation of the NAV.


MINIMUM INVESTMENTS. Your minimum initial investment must be at least $1,000. See "Retirement Plans/Education Savings Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum for subsequent investments. Broker-dealers may have different minimum investment requirements.

RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Funds make available "IRA", "Roth" IRA, and "Coverdell" Education Savings Plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Funds through tax-deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Funds do not currently act as a sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $250. There is no minimum subsequent investment requirement for retirement plans.


AUTOMATIC INVESTMENT PLAN. The Funds offer an automatic monthly investment plan. There is no initial minimum investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Funds by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system.You must have a completed, approved Investment Plan application on file with the Funds' Transfer Agent. There is a minimum of $100 for each telephone or Internet investment. However, you may split the $100 minimum between two funds. To initiate an ACH purchase, please call 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.

GENERAL. State Street will not issue share certificates unless you request them. Each Fund reserves the right to (i) reject any purchase order if, in the opinion of the Funds' management, it is in the Fund's best interest to do so, (ii) suspend the offering of shares for any period of time, and (iii) waive the Fund's minimum purchase requirements.

CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Company, on behalf of the Funds, to obtain, verify, and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number, or other identifying information, for each investor who opens or reopens an account with the Funds. Applications without the required information may be rejected or placed on hold until the Company verifies the account holder's identity.


--------------------------------------------------------------------------------
                                                                              13

--------------------------------------------------------------------------------


THIRD PARTY ARRANGEMENTS. The Adviser and its affiliates utilize a portion of their assets, which may include revenues received from 12b-1 fees, to pay all or a portion of the charges of various programs that make shares of the Funds available to their customers. Subject to tax limitations and approval by the Board on a fund-by-fund basis, each of the Funds may also make payments to third parties out of its own assets (other than 12b-1 payments), for a portion of the charges for these programs generally representing savings of expenses experienced by the Funds resulting from shareholders investing in the Funds through such programs rather than investing directly in the Funds.

The Adviser or an affiliate may, from time to time, at its expense out of its own financial resources (a source of which may be payment, under each Fund's distribution plans), make cash payments to some but not all brokers, dealers, or financial intermediaries for shareholder services, as an incentive to sell shares of the Funds, and/or to promote retention of their customers' assets in the Funds. These payments, sometimes referred to as "revenue sharing", do not change the price paid by investors to purchase the Funds' shares or the amount the Funds receive as proceeds from such sales. Revenue sharing payments may be made to brokers, dealers, and other financial intermediaries that provide services to the Funds or to shareholders in the Funds, including (without limitation) shareholder servicing, transaction processing, subaccounting services, marketing support, and/or access to sales meetings, sales representatives, and management representatives of the broker, dealer, or other financial intermediary. Revenue sharing payments may also be made to brokers, dealers, and other financial intermediaries for inclusion of a Fund on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement in cases where the broker, dealer, or other financial intermediary provides shareholder services to Fund shareholders. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar amount.

The Adviser or an affiliate negotiates the level of payments described above to any particular broker, dealer, or other financial intermediary with each firm. Currently, such payments range from 0.10% to 0.40% per year of the average daily net assets of the applicable Fund(s) attributable to the particular firm depending on the nature and level of services and other factors.


                              REDEMPTION OF SHARES

You can redeem shares of the Funds on any Business Day. The Funds may temporarily stop redeeming their shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell their shares or accurately determine the value of their assets, or if the Securities and Exchange Commission ("SEC") orders the Funds to suspend redemptions.


The Funds redeem their shares based on the NAV next determined after the time as of which the Funds receive your redemption request in proper form subject to a redemption fee described below. See "Pricing of Fund Shares" for a description of the calculation of NAV.

The Funds are intended for long-term investors and not for those who wish to trade frequently in Fund shares. The Funds believe that excessive short-term trading of Fund shares creates risks for the Funds and their long-term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs, and potential dilution in the value of Fund shares.

In order to discourage frequent short-term trading in Fund shares, each Fund imposes a 2.00% redemption fee (short-term trading fee) on shares that are purchased and redeemed or exchanged within seven (7) days or less after the date of a purchase. This fee is calculated based on the shares' aggregate NAV on the date of redemption and deducted from the redemption proceeds. The redemp-



--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------


tion fee is not a sales charge; it is retained by the Funds, and does not benefit the Funds' Adviser or any other third party. For purposes of computing the redemption fee, shares will be redeemed in reverse order of purchase (the latest shares acquired will be treated as being redeemed first). Redemptions to which the fee applies include redemption of shares resulting from an exchange made pursuant to each Fund's exchange privilege. The redemption fee will not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption is initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or
(iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading polices in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place. While each Fund has entered into information sharing agreements with financial intermediaries which contractually require such financial intermediaries to provide the Funds with information relating to its customers investing in each Fund through non-disclosed or omnibus accounts, the Funds cannot guarantee the accuracy of the information provided to it from financial intermediaries and may not always be able to track short-term trading effected through these financial intermediaries. In addition, because each Fund is required to rely on information provided by the financial intermediary as to the applicable redemption fee, the Funds cannot guarantee that the financial intermediary is always imposing such fee on the underlying shareholder in accordance with each Fund's policies. Subject to the exclusions discussed above, each Fund seeks to apply these policies uniformly.

Certain financial intermediaries may have procedures which differ from those of the Funds to collect the redemption fees or that prevent or restrict frequent trading. Investors should refer to their intermediary's policies on frequent trading restrictions.

Each Fund continues to reserve all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in the Fund's view, is likely to engage in excessive trading or if such purchase is not in the best interest of the Funds and to limit, delay, or impose other conditions on exchanges or purchases. Each Fund has adopted a policy of seeking to minimize short-term trading of its shares and monitors purchase and redemption activities to assist in minimizing short-term trading.


You may redeem shares through the Distributor or directly from the Funds through the Funds' transfer agent.

      o BY LETTER. You may mail a letter requesting the redemption of shares to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Fund(s) and the share class, the dollar amount or number of shares you wish to redeem, and your account number. You must sign the letter in exactly the same way the account is registered and, if there is more than one owner of shares, all owners must sign. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers, and savings associations. A notary public cannot provide a signature guarantee.

      o BY TELEPHONE OR THE INTERNET. Unless you have requested that telephone or Internet redemptions from your account not be permitted, you may redeem your shares in an account (excluding an
            IRA)  directly  registered  with  State  Street  by  calling  either
            800-GABELLI   (800-422-3554)  or  800-872-5365   (617-328-5000  from
            outside the United States) or by visiting our website at www.gabelli.com. YOU MAY NOT REDEEM FUND SHARES HELD THROUGH AN IRA THROUGH THE INTERNET. IRA holders should consult a tax adviser concerning the current tax rules applicable to IRAs. If State Street properly acts on telephone or Internet instructions after following reasonable proce-


--------------------------------------------------------------------------------
                                                                              15

--------------------------------------------------------------------------------

            dures to protect against unauthorized transactions, neither State Street nor the Funds will be responsible for any losses due to unauthorized telephone or Internet transactions and instead you would be responsible. You may request that proceeds from telephone or Internet redemptions be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire, or invested in another mutual fund advised by the Adviser (see "Exchange of Shares"). Among the procedures that State Street may use are passwords or verification of personal information. The Funds may impose limitations from time to time on telephone or Internet redemptions.

            1. TELEPHONE OR INTERNET REDEMPTION BY CHECK. The Funds will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days.

            2. TELEPHONE OR INTERNET REDEMPTION BY BANK WIRE. The Funds accept telephone or Internet requests for wire redemption in amounts of at least $1,000. The Funds will send a wire to either a bank designated on your subscription order form or on a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next Business Day.

      o AUTOMATIC CASH WITHDRAWAL PLAN. You may automatically redeem shares on a monthly, quarterly, or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Please call 800-GABELLI (800-422-3554) for more information about this plan.


INVOLUNTARY REDEMPTION. Each Fund may redeem all shares in your account (other than an IRA) if that Fund's value falls below $1,000 as a result of redemptions (but not as a result of a decline in NAV). You will be notified in writing if a Fund initiates such action and that fund will allow 30 days for you to increase the value of your account to at least $1,000.

REDEMPTION PROCEEDS. A redemption request received by a Fund wilI be effected based on the NAV next determined after the time as of which the Fund, or, if applicable, its authorized designee receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as 10 days following purchase. While a Fund will delay the processing of the redemption payment until the check clears, your shares will be valued at the next determined NAV after receipt of your redemption request.

REDEMPTION IN KIND. In certain circumstances, a Fund may pay your redemption proceeds wholly or partially in portfolio securities. Where applicable, payments would be made in portfolio securities only in the rare instance that the Company's Board believes that it would be in a Fund's best interest not to pay redemption proceeds in cash.


                               EXCHANGE OF SHARES


You can exchange shares of each Fund you hold for shares of the same class of certain other funds managed by the Adviser or its affiliates based on their relative NAVs. To obtain a list of the funds whose shares you may acquire through an exchange, call 800-GABELLI (800-422-3554). You may also exchange your shares for shares of a money market fund managed by the Adviser or its affiliates. Each Fund or any of the other funds may impose limitations on, or terminate, the exchange privilege with respect to such fund or any investor at any time. You will be given notice 60 days prior to any material change in the exchange privilege.



--------------------------------------------------------------------------------
16

--------------------------------------------------------------------------------

In effecting an exchange:


                  o you must meet the minimum investment requirements for the fund whose shares you wish to purchase through exchange;


                  o if you are exchanging into a fund with a higher sales charge, you must pay the difference at the time of exchange;

                  o if you are exchanging from a fund with a redemption fee applicable to the redemption involved in your exchange, you must pay the redemption fee at the time of exchange;

                  o     you may realize a taxable gain or loss;


                  o you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554) or visit our website at www.gabelli.com to obtain the prospectus; and


                  o you should be aware that brokers may charge a fee for handling an exchange for you.


You may exchange shares through the Distributor, directly through the Funds, or through a registered broker-dealer or other financial intermediary.


      o     EXCHANGE  BY  TELEPHONE.  You  may  give  exchange  instructions  by
            telephone  by  calling  800-GABELLI  (800-422-3554).   You  may  not
            exchange shares by telephone if you hold share certificates.

      o     EXCHANGE BY MAIL.  You may send a written  request for exchanges to:
            THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308.Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund(s) whose shares you wish to exchange, and the name of the fund(s) whose shares you wish to acquire.

      o EXCHANGE THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates. The Funds may impose limitations from time to time on Internet exchanges.


Your broker may charge you a processing fee for assisting you in purchasing or redeeming shares of the Funds. This charge is set by your broker, does not benefit the Funds or the Adviser in any way, and would be in addition to other sales charges and other costs, if any, described in this Prospectus and must be disclosed to you by your broker.


                             PRICING OF FUND SHARES


The NAV of each Fund's Class AAA Shares is calculated on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

Each Fund's NAV is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time. Each Fund's NAV is computed by dividing the value of the applicable Fund's net assets (I.E. the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the Class AAA Shares by the total number of its Class AAA Shares outstanding at the time the determination is made. The price of Fund shares for the purpose of purchase and redemption orders will be based upon the calculation of NAV next made as of a time after the time as of which the purchase or redemption order is received in proper form.



--------------------------------------------------------------------------------
                                                                              17

--------------------------------------------------------------------------------


Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business of the Fund on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the instrument's fair value, in which case these instruments will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the instrument is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and other assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value American Depository Receipt securities at the close of the relevant U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

                           DIVIDENDS AND DISTRIBUTIONS

The Funds intend to pay dividends monthly for the Equity Income Fund and annually for the Small Cap Growth Fund and Woodland Small Cap Value Fund and capital gain distributions, if any, on an annual basis. You may have dividends and/or capital gain distributions that are declared by the Funds automatically reinvested at NAV in additional shares of the Funds. You will make an election to receive distributions in cash and/or Fund(s) shares at the time you first purchase your shares.You may change this election by notifying the Funds or your broker in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through reinvestment will receive a price based on the NAV on the reinvestment date, which is typically the date dividends or capital gains are paid to shareholders. There is no fixed dividend rate, and there can be no assurance that the Funds will pay any dividends or realize any capital gains or other income.


                                 TAX INFORMATION


The Funds expect that distributions will consist primarily of investment company taxable income and net capital gains. Dividends out of investment company taxable income and distributions of net short-term capital gains (I.E. gains from securities held by the Funds for one year or less) are taxable to you as ordinary income, except that certain qualified dividends are eligible for a reduced rate. Distributions of net



--------------------------------------------------------------------------------
18

--------------------------------------------------------------------------------

long-term capital gains are taxable to you at long-term capital gain rates no matter how long you have owned your shares. The Funds' distributions, whether you receive them in cash or reinvest them in additional shares of the Fund(s), generally will be subject to federal, state, and/or local taxes. A redemption of the Funds' shares or an exchange of the Funds' shares for shares of another fund will be treated for tax purposes as a sale of the Funds' shares, and any gain you realize on such a transaction generally will be taxable. Foreign shareholders may be subject to a federal withholding tax.


This summary of tax consequences is intended for general information only and is subject to change by legislative or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to you can be found in the SAI that is incorporated by reference into this Prospectus. You should consult a tax adviser concerning the tax consequences of your investment in the Funds.


                            MAILINGS TO SHAREHOLDERS

In our continuing efforts to reduce duplicative mail and Fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings, in accordance with your instructions, within 30 days of your request.

                              FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the financial performance of each Fund for the past five fiscal years or, if less, the life of the Fund. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each Fund's Class AAA Shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with each Fund's financial statements and related notes, are included in each Fund's annual report, which is available upon request.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE GABELLI SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                               INCOME FROM INVESTMENT OPERATIONS             DISTRIBUTIONS
                           ----------------------------------------   ---------------------------
                                               Net
               Net Asset        Net       Realized and      Total         Net
   Period        Value,     Investment     Unrealized       from        Realized
   Ended       Beginning      Income/        Gain on     Investment     Gain on         Total       Redemption
September 30   of Period   (Loss)(a)(c)    Investments   Operations   Investments   Distributions    Fees(a)
------------   ---------   ------------   ------------   ----------   -----------   -------------   ----------
CLASS AAA
    2007        $ 30.41      $ (0.01)        $ 6.42        $ 6.41       $ (2.45)       $ (2.45)      $ 0.00(b)
    2006          29.97        (0.03)          2.53          2.50         (2.06)         (2.06)        0.00(b)
    2005          25.88        (0.01)          5.25          5.24         (1.15)         (1.15)        0.00(b)
    2004          21.48        (0.04)          4.61          4.57         (0.17)         (0.17)          --
    2003          17.04        (0.05)          4.74          4.69         (0.25)         (0.25)          --

                                      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                     ------------------------------------------------
               Net Asset              Net Assets       Net
   Period        Value,                 End of     Investment               Portfolio
   Ended         End of     Total       Period       Income/    Operating    Turnover
September 30     Period    Return+    (in 000's)    (Loss)(c)    Expenses      Rate
------------   ---------   -------   -----------   ----------   ---------   ---------
CLASS AAA
    2007        $ 34.37     21.95%   $ 1,002,577     (0.04)%      1.42%        15%
    2006          30.41      8.88        727,521     (0.09)       1.44          6
    2005          29.97     20.58        732,965     (0.03)       1.44          6
    2004          25.88     21.34        620,334     (0.15)       1.42         10
    2003          21.48     27.84        540,397     (0.22)       1.45          4


----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions.


(a) Per share amounts have been calculated using the average shares outstanding method.

(b)   Amount represents less than $0.005 per share.

(c) Due to capital share activity throughout the fiscal year, net investment income per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.


--------------------------------------------------------------------------------
20

--------------------------------------------------------------------------------

THE GABELLI EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                            INCOME
                                  FROM INVESTMENT OPERATIONS                         DISTRIBUTIONS
                           ----------------------------------------   ----------------------------------------
                                              Net
               Net Asset                 Realized and       Total                      Net
   Period        Value,        Net        Unrealized        from          Net        Realized
   Ended       Beginning   Investment   Gain/(Loss) on   Investment   Investment     Gain on         Total       Redemption
September 30   of Period    Income(a)     Investments    Operations     Income     Investments   Distributions     Fees(a)
------------   ---------   ----------   --------------   ----------   ----------   -----------   -------------   ----------
CLASS AAA
    2007        $ 20.23      $ 0.22         $ 3.37         $ 3.59      $ (0.29)      $ (0.55)       $ (0.84)      $ 0.00(b)
    2006          18.72        0.38           1.68           2.06        (0.36)        (0.19)         (0.55)        0.00(b)
    2005          16.73        0.24           2.41           2.65        (0.24)        (0.42)         (0.66)        0.00(b)
    2004          14.60        0.23           2.26           2.49        (0.27)        (0.09)         (0.36)          --
    2003          11.93        0.28           2.64           2.92        (0.25)           --          (0.25)          --

                                      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                     ------------------------------------------------
               Net Asset              Net Assets
   Period        Value,                 End of        Net                   Portfolio
   Ended         End of     Total       Period     Investment   Operating    Turnover
September 30     Period    Return+    (in 000's)     Income      Expenses      Rate
------------   ---------   -------   -----------   ----------   ---------   ---------
CLASS AAA
    2007        $ 22.98     18.19%   $ 1,191,351      1.01%       1.43%        12%
    2006          20.23     11.25        794,375      1.98        1.46(c)      14
    2005          18.72     16.09        580,081      1.33        1.46         11
    2004          16.73     17.13        355,321      1.42        1.49         12
    2003          14.60     24.59        261,777      2.09        1.49         27


----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions.


(a) Per share amounts have been calculated using the average shares outstanding method.

(b)   Amount represents less than $0.005 per share.


(c) The ratio did not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratio for the fiscal year ended September 30, 2006 would have been 1.45%. Custodian fee credits for the fiscal year ended September 30, 2007 were minimal.



--------------------------------------------------------------------------------
                                                                              21

--------------------------------------------------------------------------------

THE GABELLI WOODLAND SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                            INCOME
                                  FROM INVESTMENT OPERATIONS                         DISTRIBUTIONS
                           ----------------------------------------   ----------------------------------------
                                               Net
               Net Asset        Net       Realized and      Total                      Net
   Period       Value,      Investment     Unrealized       from         Net        Realized
   Ended       Beginning      Income/       Gain on      Investment   Investment     Gain on         Total       Redemption
September 30   of Period   (Loss)(a)(h)    Investments   Operations     Income     Investments   Distributions     Fees(a)
------------   ---------   ------------   ------------   ----------   ----------   -----------   -------------   ----------
CLASS AAA
  2007          $ 13.35       $ 0.05         $ 2.44        $ 2.49      $ (0.06)      $ (3.17)       $ (3.23)      $ 0.00(d)
  2006            14.64        (0.12)          0.07         (0.05)          --         (1.24)         (1.24)        0.00(d)
  2005            12.79        (0.11)          2.69          2.58           --         (0.73)         (0.73)        0.00(d)
  2004            10.58        (0.14)          2.38          2.24           --         (0.03)         (0.03)          --
  2003(f)         10.00        (0.07)          0.65          0.58           --            --             --           --

                                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                     -------------------------------------------------------------------
                                                                      Expenses     Expenses
               Net Asset             Net Assets                        Net of       Before
   Period        Value,                End of           Net           Waivers/     Waivers/    Portfolio
   Ended         End of     Total      Period        Investment      Reimburse-   Reimburse-    Turnover
September 30     Period    Return+   (in 000's)   Income/(Loss)(h)    ments(b)     ments(c)      Rate
------------   ---------   -------   ----------   ----------------   ----------   ----------   ---------
CLASS AAA
  2007          $ 12.61     20.71%    $  9,040         0.38%           2.01%        2.33%         51%
  2006            13.35     (0.35)       9,137        (0.84)           2.01         2.31          59
  2005            14.64     20.67       11,839        (0.78)           2.01(e)      2.99          35
  2004            12.79     21.22        3,388        (1.14)           2.00         5.94          45
  2003(f)         10.58      5.80        2,323        (0.97)(g)        2.00(g)     15.05(g)       39


----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

(a) Per share amounts have been calculated using the average shares outstanding method.


(b) The Fund incurred interest expense during fiscal years ended September 30, 2007 and September 30, 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% and 2.00%.

(c) During the period, expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(d)   Amount represents less than $0.005 per share.


(e) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the fiscal year ended September 30, 2005 would have been 2.00%. Custodian fee credits for the period ended September 30, 2007 were minimal.


(f) From commencement of investment operations on December 31, 2002 through September 30, 2003.

(g)   Annualized.

(h) Due to capital share activity throughout the fiscal year, net investment income per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.


--------------------------------------------------------------------------------
22

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc. which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries which provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Securities and Exchange Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?


We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to shareholders of the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.


                       THIS IS NOT PART OF THE PROSPECTUS.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                              23

--------------------------------------------------------------------------------

                        GABELLI EQUITY SERIES FUNDS, INC.

                        THE GABELLI SMALL CAP GROWTH FUND
                         THE GABELLI EQUITY INCOME FUND
                   THE GABELLI WOODLAND SMALL CAP VALUE FUND
                                CLASS AAA SHARES

FOR MORE INFORMATION:

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

Each Fund's semi-annual and audited annual reports to shareholders contain additional information on the Funds' investments. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this Prospectus.

--------------------------------------------------------------------------------


 You can get free copies of these documents and prospectuses of other funds in the Gabelli/GAMCO family, or request other information and discuss your questions about the Funds by mail, toll-free
                       phone or the internet as follows:


                        Gabelli Equity Series Funds, Inc.
                              One Corporate Center
                               Rye, NY 10580-1422
                      Telephone: 800-GABELLI (800-422-3554)
                                 www.gabelli.com

--------------------------------------------------------------------------------


You can also review and/or copy the Funds' Prospectuses, annual/semi-annual reports, and SAI at the Public Reference Room of the SEC. You can get text-only copies:


      o     Free from the Funds' website at www.gabelli.com.


      o For a fee, by electronic request at publicinfo@sec.gov, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 202-551-8090.

      o     Free from the EDGAR Database on the SEC's website at www.sec.gov.


(Investment Company Act File No. 811-06367)

--------------------------------------------------------------------------------

                        GABELLI EQUITY SERIES FUNDS, INC.
                        THE GABELLI SMALL CAP GROWTH FUND
                         THE GABELLI EQUITY INCOME FUND
                   THE GABELLI WOODLAND SMALL CAP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                 (800-422-3554)
                               FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   (Net Asset Value per share may be obtained
                                daily by calling
                          800-GABELLI after 6:00 p.m.)


--------------------------------------------------------------------------------
                                   QUESTIONS?
                                Call 800-GABELLI
                       or your investment representative.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS


INTRODUCTION AND OVERVIEW ................................................    2

INVESTMENT AND PERFORMANCE SUMMARY .......................................    2

INVESTMENT OBJECTIVES, STRATEGIES, AND RELATED RISKS .....................   13

MANAGEMENT OF THE FUNDS ..................................................   16

CLASSES OF SHARES ........................................................   17

PURCHASE OF SHARES .......................................................   23

REDEMPTION OF SHARES .....................................................   25

EXCHANGE OF SHARES .......................................................   27

PRICING OF FUND SHARES ...................................................   28

DIVIDENDS AND DISTRIBUTIONS ..............................................   29

TAX INFORMATION ..........................................................   29

MAILINGS TO SHAREHOLDERS .................................................   29

FINANCIAL HIGHLIGHTS .....................................................   30


GABELLI EQUITY SERIES FUNDS, INC.

THE GABELLI SMALL CAP GROWTH FUND
THE GABELLI EQUITY INCOME FUND
THE GABELLI WOODLAND SMALL CAP VALUE FUND

CLASS A, B, C, AND I SHARES


PROSPECTUS
JANUARY 28, 2008


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                            INTRODUCTION AND OVERVIEW

Gabelli Equity Series Funds, Inc, (the "Company") currently consists of the following three separate investment portfolios (each a "Fund", and collectively the "Funds"):

      o     The Gabelli Small Cap Growth Fund (the "Small Cap Growth Fund"),

      o     The Gabelli Equity Income Fund (the "Equity Income Fund"),

      o The Gabelli Woodland Small Cap Value Fund (the "Woodland Small Cap Value Fund")

The Funds are advised by Gabelli Funds, LLC (the "Adviser").

                       INVESTMENT AND PERFORMANCE SUMMARY
                              SMALL CAP GROWTH FUND


INVESTMENT OBJECTIVE:

The Fund seeks to provide a high level of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:


Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that are considered to be small companies at the time the Fund makes its investment. The Fund invests primarily in the common stocks of companies which the Adviser believes are likely to have rapid growth in revenues and above average rates of earnings growth. The Adviser currently characterizes small companies for this Fund as those with total common stock market values of $2 billion or less at the time of investment.


PRINCIPAL RISKS:


The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is subject to the risk that small capitalization stocks may trade less frequently and may be subject to more abrupt or erratic movements in price than medium and large capitalization stocks. The Fund is also subject to the risk that the Adviser may be incorrect in its assessment of the values of the securities the Fund holds, which may result in a decline in the value of Fund shares.


YOU MAY WANT TO INVEST IN THE FUND IF:


      o     you are a long-term investor

      o     you seek growth of capital

      o you believe that the market will favor small capitalization stocks over the long term


YOU MAY NOT WANT TO INVEST IN THE FUND IF:


      o     you are seeking a high level of current income

      o     you are conservative in your investment approach

      o     you seek stability of principal more than growth of capital



--------------------------------------------------------------------------------
2

--------------------------------------------------------------------------------

                               EQUITY INCOME FUND

INVESTMENT OBJECTIVE:

The Fund seeks to provide a high level of total return on its assets with an emphasis on income.

PRINCIPAL INVESTMENT STRATEGIES:


The Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities including securities convertible into common stock. In making stock selections, the Fund's Adviser looks for securities that have a better yield than the average of the Standard and Poor's 500 Index (the "S&P 500 Index"), as well as capital gains potential.


PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Preferred stocks and debt securities convertible into or exchangeable for common or preferred stock also are subject to interest rate risk and/or credit risk. When interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is subject to the risk that its portfolio companies will reduce or eliminate the dividend rate on securities held by the Fund. The Fund is also subject to the risk that the Adviser may be incorrect in its assessment of the values of the securities the Fund holds, which may result in the decline in the value of Fund shares.

YOU MAY WANT TO INVEST IN THE FUND IF:


      o     you are a long-term investor

      o     you are seeking income as well as growth of capital


YOU MAY NOT WANT TO INVEST IN THE FUND IF:


      o     you are conservative in your investment approach

      o     you seek stability of principal more than growth of capital

      o     you are seeking a high level of current income



--------------------------------------------------------------------------------
                                                                               3

--------------------------------------------------------------------------------

                          WOODLAND SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE:

The Fund seeks to provide a high level of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:


Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that are considered to be small capitalization companies at the time the Fund makes the investment. The Fund invests primarily in the common stocks of companies which the Fund's portfolio manager believes are undervalued. The Fund's Adviser currently characterizes small capitalization companies for this Fund as those with a total market value at the time of investment not greater than that of the largest company in the Russell 2000 Index or $3.0 billion, whichever is greater. The Adviser looks for undervalued companies with shareholder oriented management teams that are employing strategies to grow the company's value.


PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is subject to the risk that small capitalization stocks may trade less frequently and may be subject to more abrupt or erratic movements in price than medium and large capitalization stocks. The Fund is also subject to the risk that the Adviser may be incorrect in its assessment of the values of the securities the Fund holds, which may result in a decline in the value of Fund shares. The Fund is "non-diversified" which means that the Fund's investments may be concentrated in fewer securities than a "diversified" mutual fund. As a result, an investment in the Fund may entail greater risk than an investment in a "diversified" mutual fund.

YOU MAY WANT TO INVEST IN THE FUND IF:


      o     you are a long-term investor

      o     you seek growth of capital

      o you believe that the market will favor small capitalization stocks over the long term


YOU MAY NOT WANT TO INVEST IN THE FUND IF:


      o     you are seeking a high level of current income

      o     you are conservative in your investment approach

      o     you seek stability of principal more than growth of capital



--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------

PERFORMANCE:


The bar charts and tables that follow provide an indication of the risks of investing in the Small Cap Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one year, five years, and ten years compare with those of a broad-based securities market index. The historical performance of Class AAA Shares, which are not offered in this Prospectus, is used to calculate performance for Class A, Class B, Class C, and Class I Shares prior to their issuance. Class A Shares, Class B Shares and Class C Shares were issued on December 31, 2003. Class I Shares were issued on January 11, 2008. All the classes of the Fund's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. Average annual total returns for one year, five years, and ten years have been adjusted to reflect actual sales loads, but have not been adjusted to reflect differences in service and/or distribution fees. The performance for the Class B and Class C Shares would have been lower due to the additional expenses associated with these classes of shares and Class I Shares would be higher than all of the classes of shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of distributions.

                              SMALL CAP GROWTH FUND
                      (FOR THE PERIODS ENDED DECEMBER 31)*


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

      1998  1999   2000   2001   2002   2003   2004   2005   2006   2007
      -------------------------------------------------------------------
      0.0%  14.2%  11.3%   4.7%  -5.3%  37.6%  21.7%  5.9%   19.1%  7.3%


* The bar chart above shows total returns for Class AAA Shares for the periods ended 1998 through 2003 and total returns for Class A Shares for the periods ended 2004 through 2007. Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the periods shown in the bar chart, the highest return for a quarter was 18.27% (quarter ended June 30, 2003) and the lowest return for a quarter was [(20.26)]% (quarter ended September 30, 1998).



--------------------------------------------------------------------------------
                                                                               5

--------------------------------------------------------------------------------


            AVERAGE ANNUAL TOTAL RETURNS                    PAST           PAST           PAST
      (FOR THE PERIODS ENDED DECEMBER 31, 2007)         ONE YEAR(1)   FIVE YEARS(1)   TEN YEARS(1)
-----------------------------------------------------   -----------   -------------   ------------
The Gabelli Small Cap Growth Fund Class A Shares*:
   Return Before Taxes ..............................       1.10%         16.39%         10.40%
   Return After Taxes on Distributions ..............       0.40%         15.57%          9.09%
   Return After Taxes on Distributions and Sale
     of Fund Shares .................................       1.65%         14.36%          8.63%
Class B Shares*
   Return Before Taxes ..............................       1.45%         16.87%         10.73%
Class C Shares*
   Return Before Taxes ..............................       5.42%         17.07%         10.72%
Class I Shares
   Return Before Taxes ..............................       7.25%         17.77%         11.05%
Russell 2000 Index** ................................      (1.57)%         6.25%          7.08%

----------
* The performance for Class A Shares reflects the deduction of the maximum front-end sales load of 5.75% and the performance of Class B and Class C Shares reflect the deduction of the applicable contingent deferred sales charge. Class I Shares do not include an initial sales charge or a contingent deferred sales charge. Expenses for Class I Shares are lower than those for Class A, Class B, and Class C Shares.

** The Russell 2000 Index is an unmanaged index of the 2000 smallest common stocks in the Russell 3000 Index, which contains the 3000 largest stocks in the U.S. based on total market capitalization, consisting of a broad base of small cap common stocks. The index figures do not reflect any deduction for fees, expenses, or taxes. You cannot invest directly in the Russell 2000 Index.

(1) The returns shown for Class A, Class B, Class C, and Class I Shares prior to their actual inception dates are those of a class of shares of the Fund not offered in this Prospectus (the "Class AAA Shares"). Net of applicable sales charges and 12b-1 fees, the Class AAA Shares, the Class B Shares, the Class C Shares, and the Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, annual returns of the Class B and Class C Shares would be lower than returns for Class AAA Shares because of their applicable sales charges and higher fees and expenses. Annual returns for Class I Shares would be higher than the returns for Class AAA Shares because of their lower expenses. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts ("IRAs"). After-tax returns are shown only for Class A Shares and after-tax returns for other classes will vary due to the difference in expenses.



--------------------------------------------------------------------------------
6

--------------------------------------------------------------------------------

PERFORMANCE:


The bar chart and table that follow provide an indication of the risks of investing in the Equity Income Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one year, five years, and ten years compare with those of a broad-based securities market index. The historical performance of Class AAA Shares, which are not offered in this Prospectus, is used to calculate performance for Class A, Class B, Class C, and Class I Shares prior to their issuance. Class A Shares, Class B Shares, and Class C Shares were issued on December 31, 2003. Class I Shares were issued on January 11, 2008. All the classes of the Fund's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. Average annual total returns for one year, five years, and ten years have been adjusted to reflect actual sales loads, but have not been adjusted to reflect differences in service and/or distribution fees. The performance for the Class B and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of distributions.

                               EQUITY INCOME FUND
                      (FOR THE PERIODS ENDED DECEMBER 31)*


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

    1998   1999   2000   2001   2002   2003    2004    2005   2006    2007
    ----------------------------------------------------------------------
    12.6%  9.3%   11.3%  -0.9%  -7.7%  28.3%  13.00%   6.3%   19.2%   8.9%


* The bar chart above shows total returns for Class AAA Shares for the periods ended 1998 through 2003 and Class A Shares for the periods ended 2004 through 2007. Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the periods shown in the bar chart, the highest return for a quarter was 15.67% (quarter ended June 30, 2003) and the lowest return for a quarter was (13.54)% (quarter ended September 30, 2002).



--------------------------------------------------------------------------------
                                                                               7

--------------------------------------------------------------------------------


            AVERAGE ANNUAL TOTAL RETURNS                    PAST          PAST            PAST
      (FOR THE PERIODS ENDED DECEMBER 31, 2007)         ONE YEAR(1)   FIVE YEARS(1)   TEN YEARS(1)
-----------------------------------------------------   -----------   -------------   ------------
The Gabelli Equity Income Fund Class A Shares*:
   Return Before Taxes ..............................      2.67%          13.52%         8.98%
   Return After Taxes on Distributions ..............      2.17%          12.97%         7.56%
   Return After Taxes on Distributions and Sale
     of Fund Shares .................................      2.41%          11.17%         7.17%
Class B Shares*
   Return Before Taxes ..............................      3.11%          13.97%         9.31%
Class C Shares*
   Return Before Taxes ..............................      7.12%          14.23%         9.32%
Class I Shares
   Return Before Taxes ..............................      8.90%          14.89%         9.64%
S&P 500 Index** .....................................      5.49%          12.82%         5.91%

----------
* The performance for Class A Shares reflects the deduction of the maximum front-end sales load of 5.75% and the performance of Class B and Class C Shares reflect the deduction of the applicable contingent deferred sales charge. Class I Shares do not include an initial sales charge or a contingent deferred sales charge. Expenses for Class I Shares are lower than those for Class A, Class B, and Class C Shares.

** The S&P 500 Index is a widely recognized, unmanaged index of common stocks. You cannot invest directly in the S&P 500 Index.

(1) The returns shown for Class A, Class B, Class C, and Class I Shares prior to their actual inception dates are those of a class of shares of the Fund not offered in this Prospectus (the "Class AAA Shares"). Net of applicable sales charges and 12b-1 fees, the Class AAA Shares, the Class B Shares, the Class C Shares, and the Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, annual returns of the Class B and Class C Shares would be lower than returns for Class AAA Shares because of their applicable sales charges and higher fees and expenses. Annual returns for Class I Shares would be higher than the returns for Class AAA Shares because of their lower expenses. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Class A Shares and after-tax returns for other classes will vary due to the difference in expenses.



--------------------------------------------------------------------------------
8

--------------------------------------------------------------------------------

PERFORMANCE:


The bar chart and table that follow provide an indication of the risks of investing in the Woodland Small Cap Value Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year, five years, and the life of the Fund compare with those of a broad-based securities market index. The historical performance of Class A Shares is used to calculate performance for Class I Shares prior to its issuance. Class I Shares were issued on January 11, 2008. All the classes of the Fund's shares are invested in the same portfolio of securities. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of distributions.


                          WOODLAND SMALL CAP VALUE FUND
                       (FOR THE PERIOD ENDED DECEMBER 31)*

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                   2003     2004     2005    2006     2007
                   -----------------------------------------
                   20.7%    20.7%    6.4%    11.0%     3.5%


* The bar chart above shows total returns for Class A Shares since December 3, 2002, the date the Fund commenced investment operations. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the periods shown in the bar chart, the highest return for a quarter was 14.13% (quarter ended December 31, 2003) and the lowest return for a quarter was (8.00)% (quarter ended March 31, 2003).



--------------------------------------------------------------------------------
                                                                               9

--------------------------------------------------------------------------------


            AVERAGE ANNUAL TOTAL RETURNS                            PAST       SINCE DECEMBER 31,
      (FOR THE PERIODS ENDED DECEMBER 31, 2007)                  ONE YEAR(1)        2002*(1)
-----------------------------------------------------            -----------   ------------------
The Gabelli Woodland Small Cap Value Fund Class A Shares**:
   Return Before Taxes .......................................     (2.43)%           10.89%
   Return After Taxes on Distributions .......................     (4.70)%            9.16%
   Return After Taxes on Distributions and Sale
     of Fund Shares ..........................................      1.23%             9.37%
Class B Shares**
   Return Before Taxes .......................................     (2.83)%           11.53%
Class C Shares**
   Return Before Taxes .......................................      1.63%            11.43%
Class I Shares
   Return Before Taxes .......................................      3.33%            12.15%
Russell 2000 Index*** ........................................     (1.57)%           16.25%


----------
* From December 31, 2002, the date that the Fund commenced investment operations.


** The performance for Class A Shares reflects the deduction of the maximum front-end sales load of 5.75% and the performance of Class B and Class C Shares reflect the deduction of the applicable contingent deferred sales charge. Class I Shares do not include an initial sales charge or a contingent deferred sales charge. Expenses for Class I Shares are lower than those for Class A, Class B, and Class C Shares.

*** The Russell 2000 Index is an unmanaged index of the 2000 smallest common stocks in the Russell 3000 Index, which contains the 3000 largest stocks in the U.S. based on total market capitalization, consisting of a broad base of small cap common stocks. The index figures do not reflect any deduction for fees, expenses, or taxes. You cannot invest directly in the Russell 2000 Index.

(1) The returns shown for Class A, Class B, Class C and Class I Shares prior to their actual inception dates are those of a class of shares of the Fund not offered in this Prospectus (the "Class AAA Shares"). Net of applicable sales charges and 12b-1 fees, the Class AAA Shares, the Class B Shares, the Class C Shares, and the Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, annual returns of the Class B and Class C Shares would be lower than returns for Class AAA Shares because of their applicable sales charges and higher fees and expenses. Annual returns for Class I Shares would be higher than the returns for Class AAA Shares because of their lower expenses. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.



--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Class A Shares and after-tax returns for other classes will vary due to the difference in expenses.


FEES AND EXPENSES OF THE FUNDS:

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.


                                                                  CLASS A    CLASS B    CLASS C    CLASS I
                                                                  SHARES     SHARES*     SHARES    SHARES
                                                                  --------   --------   --------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases
   (as a percentage of offering price) ........................   5.75%(1)   None       None        None
Maximum Deferred Sales Charge (Load)
   (as a percentage of redemption price(2)) ...................   None(3)    5.00%(4)   1.00%(4)    None
Redemption Fees (as a percentage of amount redeemed for shares
   held 7 days or less) payable to the respective Fund: .......   2.00%      2.00%      2.00%       2.00%


                              SMALL CAP GROWTH FUND


                                                                  CLASS A    CLASS B    CLASS C    CLASS I
                                                                   SHARES    SHARES*     SHARES    SHARES
                                                                  --------   --------   --------   -------
ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets):
Management Fees ...............................................    1.00%       1.00%      1.00%     1.00%
Distribution and Service (Rule 12b-1) Expenses(5) .............    0.25%       1.00%      1.00%     None
Other Expenses ................................................    0.18%       0.17%      0.17%     0.18%
Acquired Fund Fees and Expenses ...............................    0.01%       0.01%      0.01%     0.01%
                                                                  -----      ------     ------     -----
Total Annual Fund Operating Expenses ..........................    1.44%       2.18%      2.18%     1.18%(7)
                                                                  =====      ======     ======     =====


                               EQUITY INCOME FUND


                                                                  CLASS A    CLASS B     CLASS C   CLASS I
                                                                   SHARES    SHARES*     SHARES    SHARES
                                                                  --------   --------   --------   -------
ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets):
Management Fees ...............................................     1.00%      1.00%      1.00%     1.00%
Distribution and Service (Rule 12b-1) Expenses(5) .............     0.25%      1.00%      1.00%     None
Other Expenses ................................................     0.18%      0.18%      0.18%     0.18%
                                                                  ------     ------     ------     -----
Total Annual Fund Operating Expenses ..........................     1.43%      2.18%      2.18%     1.18%(7)
                                                                  ======     ======     ======     =====



--------------------------------------------------------------------------------
                                                                              11

--------------------------------------------------------------------------------

                          WOODLAND SMALL CAP VALUE FUND


                                                                  CLASS A    CLASS B     CLASS C   CLASS I
                                                                   SHARES    SHARES*     SHARES    SHARES
                                                                  --------   --------   --------   -------
ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets):
Management Fees ...............................................     1.00%      1.00%      1.00%     1.00%
Distribution and Service (Rule 12b-1) Expenses (5) ............     0.25%      1.00%      1.00%     None
Other Expenses ................................................     1.08%      1.07%      1.08%     1.08%
                                                                  ------     ------     ------     -----
Total Annual Fund Operating Expenses (6) ......................     2.33%      3.07%      3.08%     2.08%
                                                                  ------     ------     ------     -----
Fee Waiver and Expense Reimbursement (6) ......................    (0.32)%    (0.31)%    (0.32)%   (0.32)%
                                                                  ------     ------     ------     -----
Net Annual Fund Operating Expenses (6) ........................     2.01%      2.76%      2.76%     1.76%(7)
                                                                  ======     ======     ======     =====

----------
* Class B Shares are not available for new purchases, other than exchanges from Class B Shares of other Gabelli/GAMCO Funds.


(1)   The sales charge declines as the amount invested increases.

(2) "Redemption price" equals the net asset value at the time of investment or redemption, whichever is lower for Class A, Class B, and Class C Shares.


(3) If no sales charge was paid at the time of purchase as part of an investment that is greater than $1,000,000, shares redeemed within eighteen months of such purchase may be subject to a deferred sales charge of 1.00%.


(4) The Fund imposes a sales charge upon redemption of Class B Shares if you sell your shares within seventy-two months after purchase. The sales charge declines the longer the investment remains in the Fund. A maximum sales charge of 1.00% applies to redemptions of Class C Shares within twelve months after purchase.

(5) Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


(6) The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the Fund's Total Annual Fund Operating Expenses (excluding brokerage, interest, taxes, and extraordinary expenses) at 2.00%, 2.75%, 2.75%, and 1.75% on an annualized basis for Class A, Class B, Class C, and Class I Shares, respectively. This arrangement will continue until at least through September 30, 2008. In addition, the Fund has agreed, during the two-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Fund Operating Expenses would not exceed 2.00%, 2.75%, 2.75%, and 1.75% on an annualized basis for Class A, Class B, Class C, and Class I Shares, respectively.

(7) As of December 31, 2007, Class I Shares of each Fund have not been issued and therefore Total Annual Fund Operating Expenses for Class I Shares are based on estimated amounts.


EXPENSE EXAMPLE:


This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Funds for the time periods shown, (2) you redeem your shares at the end of those periods, except as noted, (3) your investment has a 5% return each year, and (4) the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                         SMALL CAP GROWTH FUND


                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                        ------   -------   -------   --------
Class A Shares
- assuming redemption ...............     $713    $1,004    $1,317     $2,200
- assuming no redemption ............     $713    $1,004    $1,317     $2,200
Class B Shares
- assuming redemption ...............     $721    $  982    $1,369     $2,326
- assuming no redemption ............     $221    $  682    $1,169     $2,326
Class C Shares
- assuming redemption ...............     $321    $  682    $1,169     $2,513
- assuming no redemption ............     $221    $  682    $1,169     $2,513
Class I Shares
- assuming redemption ...............     $120    $  375    $  649     $1,432
- assuming no redemption ............     $120    $  375    $  649     $1,432



--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------

                         EQUITY INCOME FUND


                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                        ------   -------   -------   --------
Class A Shares
- assuming redemption ...............     $712    $1,001    $1,312     $2,190
- assuming no redemption ............     $712    $1,001    $1,312     $2,190
Class B Shares
- assuming redemption ...............     $721    $  982    $1,369     $2,323
- assuming no redemption ............     $221    $  682    $1,169     $2,323
Class C Shares
- assuming redemption ...............     $321    $  682    $1,169     $2,513
- assuming no redemption ............     $221    $  682    $1,169     $2,513
Class I Shares
- assuming redemption ...............     $120    $  375    $  649     $1,432
- assuming no redemption ............     $120    $  375    $  649     $1,432


                         WOODLAND SMALL CAP VALUE FUND


                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                        ------   -------   -------   --------
Class A Shares
- assuming redemption ...............     $767    $1,232    $1,721     $3,065
- assuming no redemption ............     $767    $1,232    $1,721     $3,065
Class B Shares
- assuming redemption ...............     $779    $1,219    $1,784     $3,189
- assuming no redemption ............     $279    $  919    $1,584     $3,189
Class C Shares
- assuming redemption ...............     $379    $  921    $1,588     $3,370
- assuming no redemption ............     $279    $  921    $1,588     $3,370
Class I Shares
- assuming redemption ...............     $179    $  621    $1,089     $2,385
- assuming no redemption ............     $179    $  621    $1,089     $2,385

              INVESTMENT OBJECTIVES, STRATEGIES, AND RELATED RISKS

GENERALLY;

Each Fund's investment objective is fundamental and may not be changed without shareholder approval. Each Fund's investment strategies are not fundamental and may be changed at any time by a vote of a majority of the company's Board of Directors (the "Board").

The investment policy of each of the Small Cap Growth Fund, Equity Income Fund, and Woodland Small Cap Value Fund relating to the type of securities in which 80% of each Fund's net assets must be invested may be changed by the Board without shareholder approval. Shareholders will, however, receive at least 60 days' prior notice of any change in this policy.


SMALL CAP GROWTH FUND/WOODLAND SMALL CAP VALUE FUND

In selecting investments for the Small Cap Growth Fund and Woodland Small Cap Value Fund, the Adviser seeks issuers with a dominant market share or niche franchise in growing and/or consolidating industries. The Adviser considers for purchase the stocks of small capitalization (capitalization is the price per share multiplied by the number of shares outstanding) companies with experienced management, strong balance sheets, and rising free cash flow and earnings. The Adviser's goal is to invest long term in the stocks of companies trading at reasonable market valuations relative to perceived economic worth.


--------------------------------------------------------------------------------
                                                                              13

--------------------------------------------------------------------------------

Frequently, smaller companies exhibit one or more of the following traits:

      o     New products or technologies

      o     New distribution methods

      o Rapid changes in industry conditions due to regulatory or other developments

      o Changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.

In addition, because smaller companies are less actively followed by stock analysts and less information is available on which to base stock price evaluations, the market may overlook favorable trends in particular smaller growth companies and then adjust its valuation more quickly once investor interest is gained.

EQUITY INCOME FUND

In selecting investments for the Equity Income Fund, the Adviser focuses on issuers that:

      o     have strong free cash flow and pay regular dividends

      o     have potential for long-term earnings per share growth

      o may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business

      o     are well-managed

      o will benefit from sustainable long-term economic dynamics, such as globalization of an issuer's industry or an issuer's increased focus on productivity or enhancement of services.

The Adviser also believes preferred stock and convertible securities of selected companies offer opportunities for capital appreciation as well as periodic income and may invest a portion of the Equity Income Fund's assets in such securities. This is particularly true in the case of companies that have performed below expectations. If a company's performance has been poor enough, its preferred stock and convertible debt securities will trade more like common stock than like a fixed income security and may result in above average appreciation if performance improves. Even if the credit quality of the company is not in question, the market price of the convertible security will reflect little or no element of conversion value if the price of its common stock has fallen substantially below the conversion price. This leads to the possibility of capital appreciation if the price of the common stock recovers.

The Funds may also use the following investment technique:


      o DEFENSIVE INVESTMENTS. When adverse market or economic conditions occur, the Funds may temporarily invest all or a portion of their assets in defensive investments. Such investments include fixed income securities and high-quality money market instruments. When following a defensive strategy, the Funds will be less likely to achieve their investment goals.


RISKS:

Investing in the Funds involve the following risks:

      o EQUITY RISK. The principal risk of investing in the Funds is equity risk. Equity risk is the risk that the prices of the securities held by the Funds will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company's particular circumstances.


--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------

      o VALUE INVESTING RISK. Each Fund invests in "value" stocks. The portfolio manager may be wrong in the assessment of a company's value and the stocks each Fund holds may not reach what the portfolio manager believes are their full values. From time to time "value" investing falls out of favor with investors. During those periods, each Fund's relative performance may suffer.

      o     FUND AND MANAGEMENT RISK.

            o SMALL CAP GROWTH FUND AND WOODLAND SMALL CAP VALUE FUND ONLY -- The Funds invest in stocks issued by smaller companies. Each Fund's price may decline if the market favors large or mid-size capitalization company stocks over stocks of small companies. If the portfolio manager's assessment of the value of the securities each Fund holds is incorrect, or the events expected to increase value do not occur, then the value of each Fund's shares may decline.

            o EQUITY INCOME FUND ONLY -- The Fund invests in stocks issued by companies believed by the portfolio manager to be undervalued and that have the potential to achieve significant capital appreciation. If the portfolio manager is incorrect in his assessment of the values of the securities it holds, or no event occurs which surfaces value, then the value of the Fund's shares may decline.

      o SMALL CAPITALIZATION COMPANY RISK. SMALL CAP GROWTH FUND AND WOODLAND SMALL CAP VALUE FUND ONLY -- Investing in securities of small capitalization companies may involve greater risks than investing in larger, more established issuers. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for our portfolio managers to sell securities of smaller capitalization companies at quoted market prices. Finally, there are periods when investing in smaller capitalization stocks fall out of favor with investors and the stocks of smaller capitalization companies underperform.

      o INTEREST RATE RISK AND CREDIT RISK. EQUITY INCOME FUND ONLY -- Investments in preferred stock and securities convertible into or exchangeable for common or preferred stock involve interest rate risk and credit risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.

      o LOW CREDIT QUALITY RISK. EQUITY INCOME FUND ONLY -- Lower rated convertible securities are subject to greater credit risk, greater price volatility, and a greater risk of loss than investment grade securities. There may be less of a market for lower rated convertible securities, which could make it harder to sell them at an acceptable price.

      o NON-DIVERSIFICATION RISK. WOODLAND SMALL CAP VALUE FUND ONLY -- The Fund is classified as a "non-diversified" investment company. Because the Fund, as a non-diversified investment company, may invest in the securities of individual issuers to a greater extent than a "diversified" mutual fund, an investment in the Fund may present greater risk to an investor than an investment in a diversified mutual fund because the investment risk may be concentrated in fewer securities.


--------------------------------------------------------------------------------
                                                                              15

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS. A description of each Fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the Funds' Statement of Additional Information ("SAI").

                             MANAGEMENT OF THE FUNDS


THE ADVISER. Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews and administers the Funds' investment program and manages the operations of each Fund under the general supervision of the Company's Board. The Adviser also manages several other open-end and closed-end investment companies in the Gabelli/GAMCO family of funds. The Adviser is a New York limited liability company organized in 1999 as successor to GGCP, Inc., a New York corporation organized in 1980. The Adviser is a wholly-owned subsidiary of GAMCO Investors, Inc. ("GBL"), a publicly held company listed on the New York Stock Exchange ("NYSE").

As compensation for its services and the related expenses borne by the Adviser, for the fiscal year ended September 30, 2007, each of the Small Cap Growth, Woodland Small Cap Value, and Equity Income Funds is contractually obligated to pay the Adviser an advisory fee computed daily and payable monthly equal to 1.00% of the value of each Fund's average daily net assets. For the fiscal year ended September 30, 2007, the Adviser waived its fees and/or reimbursed expenses of the Woodland Small Cap Value Fund.


With respect to the Woodland Small Cap Value Fund the Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses (excluding brokerage, interest, taxes, and extraordinary expenses) at no more than 2.00% for Class A Shares, 2.75% for Class B Shares and Class C Shares, and 1.75% for Class I Shares of each classes' average daily net assets, respectively, of the Woodland Small Cap Value Fund. The fee waiver and expense reimbursement arrangement will continue until at least through September 30, 2008. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent that after giving effect to the repayment, such adjusted Total Annual Fund Operating Expenses would not exceed 2.00% for Class A Shares, 2.75% for Class B Shares and Class C Shares, and 1.75% for Class I Shares of the Woodland Small Cap Value Fund.


Each Fund's semi-annual report to shareholders for the period ending March 31, 2007 contained a discussion of the basis of the Board's determination to continue the investment advisory arrangements as described above.


THE PORTFOLIO MANAGERS. Mr. Mario J. Gabelli, CFA, is primarily responsible for the day-to-day management of the Small Cap Growth Fund and Equity Income Fund. Mr. Gabelli has been Chairman, Chief Executive Officer, and Chief Investment Officer--Value Portfolios of the Adviser and its predecessor since inception, as well as its parent company, GBL. Mr. Gabelli also acts as Chief Executive Officer and Chief Investment Officer--Value Portfolios of GAMCO Asset Management Inc., a wholly owned subsidiary of GBL, and is an officer or director of various other companies affiliated with GBL. The Adviser relies to a considerable extent on the expertise of Mr. Gabelli, who may be difficult to replace in the event of his death, disability, or resignation.


Elizabeth M. Lilly, CFA, is primarily responsible for the day-to-day management of the Woodland Small Cap Value Fund. In November 2002, Ms. Lilly joined GAMCO Investors, Inc. as Senior Vice President and Portfolio Manager of Gabelli Funds, LLC and GAMCO Asset Management Inc.



--------------------------------------------------------------------------------
16

--------------------------------------------------------------------------------

The Funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by them, and their ownership of securities in the Funds they manage.

                                CLASSES OF SHARES


Four classes of the Funds' shares are offered in this Prospectus -- Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class B Shares are not available for new purchases, other than exchanges from Class B Shares of other Gabelli/GAMCO Funds. Class AAA Shares of each Fund are described in a separate Prospectus. Class I Shares are available to foundations, endowments, institutions and employee benefit plans. The minimum investment for Class I Shares is $500,000 if the investor purchases the Shares directly through Gabelli & Company, Inc., the Fund's distributor ("the Distributor") or brokers that have entered into selling agreements with the Distributor specifically with respect to Class I Shares. The minimum is waived for plans with assets of at least $50 million. The Distributor or its affiliates may accept, in their sole discretion, investments in Class I Shares from purchasers not listed above or that do not meet these qualification requirements.


      o A "front-end sales load," or sales charge, is a one-time fee charged at the time of purchase of shares.

      o A "contingent deferred sales charge" ("CDSC") is a one-time fee charged at the time of redemption.

      o A "Rule 12b-1 fee" is a recurring annual fee for distributing shares and servicing shareholder accounts based on each Fund's average daily net assets attributable to the particular class of shares.

In selecting a class of shares in which to invest, you should consider:

      o     the length of time you plan to hold the shares;

      o the amount of sales charge and Rule 12b-1 fees, recognizing that your share of Rule 12b-1 fees as a percentage of your investment increases if a Fund's assets increase in value and decreases if a Fund's assets decrease in value;

      o whether you qualify for a reduction or waiver of the Class A sales charge;

      o that Class B Shares convert to Class A Shares approximately ninety-six months after purchase;


      o whether you qualify to purchase Class I Shares (direct institutional purchases of $500,000 or more); and

      o     new investments in Class B Shares are no longer available.



--------------------------------------------------------------------------------
                                                                              17

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                                 CLASS A SHARES              CLASS B SHARES            CLASS C SHARES          CLASS I SHARES
--------------------------------------------------------------------------------------------------------------------------------
Front-End Sales Load?       Yes. The percentage         No.                         No.                      No.
                            declines as the amount
                            invested increases.
--------------------------------------------------------------------------------------------------------------------------------
Contingent Deferred         No, except for shares       Yes, for shares             Yes, for shares          No.
Sales Charge?               redeemed within             redeemed within             redeemed within
                            eighteen months after       seventy-two months after    twelve months after
                            purchase as part of an      purchase. Declines          purchase.
                            investment greater          over time.
                            than $1 million if no
                            front-end sales charge
                            was paid at the time of
                            purchase.
--------------------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Fee              0.25%                       1.00%                       1.00%                    None.
--------------------------------------------------------------------------------------------------------------------------------
Convertible to Another      No.                         Yes. Automatically          No.                      No.
Class?                                                  converts to Class A
                                                        Shares approximately
                                                        ninety-six months after
                                                        purchase.
--------------------------------------------------------------------------------------------------------------------------------
Fund Expense Levels         Lower annual expenses       Higher annual expenses      Higher annual            Lower annual
                            than Class B or Class C     than Class A Shares         expenses than Class      expenses than Class
                            Shares. Higher annual       and Class I Shares.         A Shares and Class I     A, Class B, or
                            expenses than Class I                                   Shares.                  Class C Shares.
                            Shares.
--------------------------------------------------------------------------------------------------------------------------------

The following sections include important information about sales charges and sales charge reductions and waivers available to investors in Class A Shares and describe information or records you may need to provide to the Funds or your broker in order to be eligible for sales charge reductions and waivers. Information about sales charges and sales charge reductions and waivers to the various classes of each Fund's shares is also available free of charge and in a clear and prominent format on our website at www.gabelli.com (click on "Mutual Funds - Sales Load and Breakpoint Info").

-------------------------------------------------------------------------------------------------------------------------------
                            IF YOU...                                               THEN YOU SHOULD CONSIDER...
-------------------------------------------------------------------------------------------------------------------------------
o    qualify for a reduced or waived front-end sales load            purchasing Class A Shares instead of Class B Shares or
                                                                     Class C Shares
-------------------------------------------------------------------------------------------------------------------------------
o    do not qualify for a reduced or waived front-end sales load     purchasing Class C Shares instead of either Class A Shares
     and intend to hold your shares for only a few years             or Class B Shares
-------------------------------------------------------------------------------------------------------------------------------
o    do not qualify for a reduced or waived front-end sales load     purchasing Class A Shares instead of either Class B Shares
     and intend to hold your shares indefinitely                     or Class C Shares
-------------------------------------------------------------------------------------------------------------------------------
o    are an eligible institution and wish to purchase at least       purchasing Class I Shares
     $500,000 worth of shares
-------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
18

--------------------------------------------------------------------------------

SALES CHARGE -- CLASS A SHARES. The sales charge is imposed on Class A Shares at the time of purchase in accordance with the following schedule:


                                       SALES CHARGE      SALES CHARGE      REALLOWANCE
                                        AS % OF THE         AS % OF             TO
AMOUNT OF INVESTMENT                  OFFERING PRICE*   AMOUNT INVESTED   BROKER-DEALERS
--------------------                  ---------------   ---------------   --------------
Under $50,000 .....................        5.75%             6.10%            5.00%
$50,000 but under $100,000 ........        4.75%             4.99%            4.00%
$100,000 but under $250,000 .......        3.75%             3.90%            3.00%
$250,000 but under $500,000 .......        2.75%             2.83%            2.25%
$500,000 but under $1 million .....        2.00%             2.04%            1.75%
$1 million but under $2 million ...        0.00%**           0.00%            1.00%
$2 million but under $5 million ...        0.00%**           0.00%            0.50%
$5 million or more ................        0.00%**           0.00%            0.25%


----------
*     Includes front-end sales load.


** Subject to a 1.00% CDSC for eighteen months after purchase if no front-end sales charge was paid at the time of purchase.

There is no sales charge for investments in Class A Shares of $1 million or more, except that you will pay a deferred sales charge of 1% if you purchase $1 million or more of Class A Shares without a sales load and you redeem all or part of your shares within eighteen months after purchase. No sales charge is imposed on reinvestment of distributions if you select that option in advance of the distribution. The Distributor may pay a dealer concession of up to 1% on investments made with no initial sales charge. The fee may be waived if no dealer concession is paid.


BREAKPOINTS OR VOLUME DISCOUNTS

The Funds offer you the benefit of discounts on the sales charges that apply to purchases of Class A Shares in certain circumstances. These discounts, which are also known as breakpoints, can reduce or, in some instances, eliminate the initial sales charges that would otherwise apply to your Class A Shares investment. Mutual funds are not required to offer breakpoints and different mutual fund groups may offer different types of breakpoints.


Breakpoints or Volume Discounts allow larger investments in Class A Shares to be charged lower sales charges. If you invest $50,000 or more in Class A Shares of the Funds, then you are eligible for a reduced sales charge. Initial sales charges are eliminated completely for purchases of $1,000,000 or more, although a 1% CDSC may apply if shares are redeemed within eighteen months after purchase.

SALES CHARGE REDUCTIONS AND WAIVERS -- CLASS A SHARES:

Reduced sales charges are available to (1) investors who are eligible to combine their purchases of Class A Shares to receive Volume Discounts and (2) investors who sign a Letter of Intent agreeing to make purchases over time. Certain types of investors are eligible for sales charge waivers.

You may qualify for a reduced sales charge, or a waiver of sales charges, on purchases of Class A Shares. The requirements are described in the following paragraphs. To receive a reduction that you qualify for, you may have to provide additional information to your broker or other service agent. For more information about sales charge discounts and waivers, consult with your broker or other service provider.

VOLUME DISCOUNTS/RIGHTS OF ACCUMULATION. In order to determine whether you qualify for a Volume Discount under the sales charge schedule listed above, you may combine your new investment and your existing investments in Class A Shares with those of your immediate family (spouse and children under



--------------------------------------------------------------------------------
                                                                              19

--------------------------------------------------------------------------------


age 21), your and their IRAs, and other employee benefit plans and trusts and other fiduciary accounts for your and their benefit. You may also include Class A Shares of any other open-end investment company managed by the Adviser or its affiliates that are held in any of the foregoing accounts. The Funds use the current net asset value ("NAV") of these holdings when combining them with your new and existing investments for purposes of determining whether you qualify for a Volume Discount.

LETTER OF INTENT. If you initially invest at least $1,000 in Class A Shares of a Fund and submit a Letter of Intent (the "Letter") to your broker or the Distributor, you may make purchases of Class A Shares of that Fund during a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. If you fail to invest the total amount stated in the Letter, the Funds will retroactively collect the sales charge otherwise applicable by redeeming shares in your account at their then current NAV. For more information on the Letter, call your broker.

REQUIRED SHAREHOLDER INFORMATION AND RECORDS. In order for you to take advantage of sales charge reductions, you or your broker must notify the Funds that you qualify for a reduction. Without notification, the Funds are unable to ensure that the reduction is applied to your account. You may have to provide information or records to your broker or the Funds to verify eligibility for breakpoint privileges or other sales charge waivers. This may include information or records, including account statements, regarding shares of the Funds or shares of any other open-end investment company managed by the Adviser or its affiliates held in:


      o   all of your accounts at the Funds or a broker;

      o   any account of yours at another broker; and


      o   accounts  of  related  parties  of yours,  such as  members  of   your
          immediate family, at any broker.


   You should therefore keep copies of these types of records.


INVESTORS ELIGIBLE FOR SALES CHARGE WAIVERS. Class A Shares of the Funds may be offered without a sales charge to: (1) employees of the Distributor and its affiliates, Bank of New York Mellon, Boston Financial Data Services, Inc., State Street Bank and Trust Company, the Funds' Transfer Agent ("State Street"), PFPC Inc. and Soliciting Broker-Dealers, employee benefit plans for those employees and their spouses and minor children of such employees when orders on their behalf are placed by such employees (the minimum initial investment for such purchases is $500); (2) the Adviser, its affiliates and their officers, directors, trustees, general partners, and employees of other investment companies managed by the Adviser, employee benefit plans for such persons and their immediate family when orders on their behalf are placed by such persons (with no required minimum initial investment), the term "immediate family" for this purpose refers to a person's spouse, children and grandchildren (adopted or natural), parents, grandparents, siblings, a spouse's siblings, a sibling's spouse, and a sibling's children; (3) any other investment company in connection with the combination of such company with the Funds by merger, acquisition of assets, or otherwise; (4) shareholders who have redeemed shares in the Funds and who wish to reinvest in the Funds, provided the reinvestment is made within 45 days of the redemption; (5) tax-exempt organizations enumerated in Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code") and private, charitable foundations that in each case make lump-sum purchases of $100,000 or more; (6) qualified employee benefit plans established pursuant to
Section 457 of the Code that have established omnibus accounts with the Fund or an intermediary; (7) qualified employee benefit plans having more than one hundred eligible employees and a minimum of $1 million in plan assets invested in the Funds; (8) any unit investment trusts registered under the Investment Company Act of



--------------------------------------------------------------------------------
20

--------------------------------------------------------------------------------

1940, as amended (the "1940 Act"), which have shares of the Funds as a principal investment; (9) investment advisory clients of GAMCO Asset Management Inc. and their immediate families; (10) employee participants of organizations adopting the 401(k) Plan sponsored by the Adviser; (11) financial institutions purchasing Class A Shares of the Funds for clients participating in a fee based asset allocation program or wrap fee program which has been approved by the Funds' Distributor; and (12) registered investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting, or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of a broker or agent.

Investors who qualify under any of the categories described above should contact their brokerage firm. Some of these investors may also qualify to invest in Class I Shares.

CONTINGENT  DEFERRED SALES CHARGES

You will pay a CDSC when you redeem:


      o Class A Shares within approximately eighteen months of buying them as part of an investment greater than $1 million if no front-end sales charge was paid at the time of purchase;


      o Class B Shares within approximately seventy-two months of buying them; and

      o     Class C Shares within approximately twelve months of buying them.


The CDSC payable upon redemption of Class A Shares and Class C Shares in the circumstances described above is 1.00%. The CDSC schedule for Class B Shares is set forth below. In each case, the CDSC is based on the NAV at the time of your investment or the NAV at the time of redemption, whichever is lower.


                                                          CLASS B SHARES
        YEARS SINCE PURCHASE                                   CDSC
        --------------------                              --------------
        First .........................................        5.00%
        Second ........................................        4.00%
        Third .........................................        3.00%
        Fourth ........................................        3.00%
        Fifth .........................................        2.00%
        Sixth .........................................        1.00%
        Seventh and thereafter ........................        0.00%


The Distributor pays sales commissions of up to 4.00% of the purchase price of Class B Shares of the Funds at the time of sale to brokers who initiate and are responsible for purchases of such Class B Shares of the Funds.

The Distributor pays sales commissions of up to 1.00% of the purchase price of Class C Shares of the Funds at the time of sale to brokers who initiate and are responsible for purchases of such Class C Shares of the Funds.


You will not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of distributions or capital appreciation of shares redeemed. When you redeem shares, we will assume that you are first redeeming shares representing reinvestment of distributions, then any appreciation on shares redeemed, and then any remaining shares held by you for the longest period of time. We will calculate the holding period of shares acquired through an exchange of shares of another fund from the date you acquired the original shares of the other fund. The time you hold shares in a Gabelli money market fund, however, will not count for purposes of calculating the applicable CDSC.


--------------------------------------------------------------------------------
                                                                              21

--------------------------------------------------------------------------------

We will waive the CDSC payable upon redemptions of shares for:

      o redemptions and distributions from retirement plans made after the death or disability of a shareholder;

      o minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2;

      o     involuntary redemptions made by the Fund;

      o a distribution from a tax-deferred retirement plan after your retirement; and

      o returns of excess contributions to retirement plans following the shareholder's death or disability.

CONVERSION FEATURE -- CLASS B SHARES:


      o Class B Shares automatically convert to Class A Shares on the first business day of the ninety-seventh month following the month in which you acquired such shares.


      o After conversion, your shares will be subject to the lower Rule 12b-1 fees charged on Class A Shares, which will increase your investment return compared to the Class B Shares.

      o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

      o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

      o If you exchange Class B Shares of one fund for Class B Shares of another fund, your holding period for calculating the CDSC will be from the time of your original purchase of Class B Shares. If you exchange shares into a Gabelli money market fund, however, your holding period will be suspended.


The Company's Board may suspend the automatic conversion of Class B Shares to Class A Shares for legal reasons or due to the exercise of its fiduciary duty. If the Board determines that such suspension is likely to continue for a substantial period of time, it will create another class of shares into which Class B Shares are convertible.


RULE 12b-1 PLAN. The Funds have adopted a plan under Rule 12b-1 (the "Plans") for Class A, Class B, and Class C Shares. Under the Plans, the Funds may use their assets to finance activities relating to the sale of their Class A, Class B, and Class C Shares and the provision of certain shareholder services.

For the Class A, Class B, and Class C Shares covered by this Prospectus, the Rule 12b-1 fees vary by class as follows:

                                                 CLASS A     CLASS B     CLASS C
                                                 -------     -------     -------
Service Fees .................................    0.25%       0.25%       0.25%
Distribution Fees ............................    None        0.75%       0.75%

These are annual rates based on the value of each of these Classes' average daily net assets. Because the Rule 12b-1 fees are higher for Class B and Class C Shares than for Class A Shares, Class B and Class C Shares will have higher annual expenses. Because Rule 12b-1 fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Generally, if you sell or exchange your shares within seven (7) days or less after the purchase date, you will be charged a redemption fee of 2.00% of the total redemption amount which is payable to the Fund. See "Redemption of Shares" herein.


--------------------------------------------------------------------------------
22

--------------------------------------------------------------------------------

                               PURCHASE OF SHARES


You can purchase the Funds' shares on any day the NYSE is open for trading (a "Business Day"). You may purchase shares directly through registered broker-dealers, banks, or other financial intermediaries that have entered into appropriate selling agreements with the Funds' Distributor.


The broker-dealer, bank, or other financial intermediary will transmit a purchase order and payment to State Street on your behalf. Broker-dealers, banks, or other financial intermediaries may send you confirmations of your transactions and periodic account statements showing your investments in the Funds.


Presently, Class B Shares may only be acquired through an exchange of Class B Shares of another Gabelli/GAMCO fund or through reinvestment of dividends or distributions by existing shareholders.


      o BY MAIL OR IN PERSON. Your broker-dealer, bank, or financial intermediary can obtain a subscription order form by calling 800-GABELLI (800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the following address with a note stating your exact name and account number, the name of the Fund(s), and class of shares you wish to purchase.

            BY MAIL                             BY PERSONAL DELIVERY
            -------                             --------------------
            THE GABELLI FUNDS                   THE GABELLI FUNDS
            P.O.BOX 8308                        C/O BFDS
            BOSTON, MA 02266-8308               30 DAN ROAD
                                                CANTON, MA 02021-2809

      o BY BANK WIRE. To open an account using the bank wire transfer system, first telephone the Fund(s) at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:

                       STATE STREET BANK AND TRUST COMPANY
                       ABA #011-0000-28 REF DDA #99046187
                         RE: THE GABELLI _________ FUND
                               ACCOUNT #__________
                         ACCOUNT OF [REGISTERED OWNERS]
                      225 FRANKLIN STREET, BOSTON, MA 02110

If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street will not charge you for receiving wire transfers.


SHARE PRICE. The Funds sell their shares based on the NAV per share next determined after the time as of which the Funds receive your completed subscription order form, and your payment, subject to an up-front sales charge in the case of Class A Shares. See "Pricing of Fund Shares" for a description of the calculation of the NAV, as described under "Classes of Shares-Class A Shares."

MINIMUM INVESTMENTS. Your minimum initial investment must be at least $1,000 for Class A, Class B, and Class C Shares. See "Retirement Plans/Education Savings Plans" and "Automatic Investment Plan" under "Additional Purchase Information for Class A, Class B, and Class C Shares" regarding minimum investment amounts applicable to such plans.


Your minimum initial investment for Class I Shares must be at least $500,000. The minimum initial investment for Class I Shares is waived for employee benefit plans with assets of at least $50 million.


There is no minimum for subsequent investments. Broker-dealers may have different minimum investment requirements.



--------------------------------------------------------------------------------
                                                                              23

--------------------------------------------------------------------------------

GENERAL. State Street will not issue share certificates unless you request them. Each Fund reserves the right to (i) reject any purchase order if, in the opinion of the Funds' management, it is in the Fund's best interest to do so, (ii) suspend the offering of shares for any period of time, and (iii) waive the Fund's minimum purchase requirements.

CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Company, on behalf of the Funds, to obtain, verify, and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number, or other identifying information, for each investor who opens or reopens an account with the Funds. Applications without the required information may be rejected or placed on hold until the Company verifies the account holder's identity.


THIRD PARTY ARRANGEMENTS. The Adviser or an affiliate may, from time to time, at its expense out of its own financial resources (a source of which may be payments under the Funds' distribution plans), make cash payments to some but not all brokers, dealers, or financial intermediaries for shareholder services, as an incentive to sell shares of the Funds, and/or to promote retention of their customers' assets in the Funds. These payments, sometimes referred to as "revenue sharing", do not change the price paid by investors to purchase the Funds' shares or the amount the Funds' receive as proceeds from such sales. Revenue sharing payments may be made to brokers, dealers, and other financial intermediaries that provide services to the Funds or to shareholders in the Funds, including (without limitation) shareholder servicing, transaction processing, subaccounting services, marketing support, and/or access to sales meetings, sales representatives, and management representatives of the broker, dealer, or other financial intermediary. Revenue sharing payments may also be made to brokers, dealers, and other financial intermediaries for inclusion of a Fund on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement in cases where the broker, dealer, or other financial intermediary provides shareholder services to Fund shareholders. These payments may take a variety of forms, including (without limitation) compensation for sales, "trail" fees for shareholder servicing and maintenance of shareholder accounts, and finder's fees that vary depending on the Fund and/or share class and the dollar amount of shares sold. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar amount.

The Adviser or an applicable affiliate may also provide non-cash compensation to broker/dealer firms or other financial intermediaries, in accordance with applicable rules of the Financial Industry Regulatory Authority ("FINRA"), such as the reimbursement of travel, lodging, and meal expenses incurred in connection with attendance at educational and due diligence meetings or seminars by qualified registered representatives of those firms and, in certain cases, their families; meeting fees; certain entertainment; reimbursement for advertising or other promotional expenses; or other permitted expenses as determined in accordance with applicable FINRA rules. In certain cases these other payments could be significant.

The Adviser or an applicable affiliate negotiates the level of payments described above to any particular broker, dealer, or other financial intermediary with each firm. Currently, such payments range from 0.10% to 0.40% per year of the average daily net assets of the applicable Fund(s) attributable to the particular firm depending on the nature and level of services and other factors.


ADDITIONAL PURCHASE INFORMATION FOR CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES

RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Funds make available IRA, "Roth" IRA, and "Coverdell" Education Savings Plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares


--------------------------------------------------------------------------------
24

--------------------------------------------------------------------------------


of the Funds through tax-deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Funds do not currently act as sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $250. There is no minimum for subsequent investments in retirement plans.


AUTOMATIC INVESTMENT PLAN. The Funds offer an automatic monthly investment plan. There is no initial minimum investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Funds by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must have a completed, approved Investment Plan application on file with the Fund's Transfer Agent. There is a minimum of $100 for each telephone or Internet investment. However, you may split the $100 minimum between two funds. To initiate an ACH purchase, please call 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.

                              REDEMPTION OF SHARES


You can redeem shares of the Funds on any Business Day. The Funds may temporarily stop redeeming their shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell their shares or accurately determine the value of their assets, or if the Securities and Exchange Commission (the "SEC") orders the Funds to suspend redemptions.

The Funds redeem their shares based on the NAV per share next determined after the time as of which the Funds receive your redemption request in proper form, subject in some cases to a CDSC, as described under "Classes of Shares - Contingent Deferred Sales Charges" or a redemption fee as described below. See "Pricing of Fund Shares" for a description of the calculation of NAV.

You may redeem shares through a broker-dealer or other financial intermediary that has entered into a selling agreement with the Distributor. The broker-dealer or financial intermediary will transmit a redemption order to State Street on your behalf. The redemption request will be effected at the NAV per share next determined (less any applicable CDSC) after a Fund receives the request in proper form. If you hold share certificates, you must present the certificates endorsed for transfer.

The Funds are intended for long-term investors and not for those who wish to trade frequently in Fund shares. The Funds believe that excessive short-term trading of Fund shares creates risks for the Funds and their long-term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs, and potential dilution in the value of Fund shares.

In order to discourage frequent short-term trading in Fund shares, each Fund imposes a 2.00% redemption fee (short-term trading fee) on shares that are redeemed or exchanged within seven (7) days or less after the date of a purchase. This fee is calculated based on the shares' aggregate NAV on the date of redemption and deducted from the redemption proceeds. The redemption fee is not a sales charge; it is retained by the Funds, and does not benefit the Funds' Adviser or any other third party. For purposes of computing the redemption fee, shares will be redeemed in reverse order of purchase (the latest shares acquired will be treated as being redeemed first). Redemptions to which the fee applies include redemption of shares resulting from an exchange made pursuant to each Fund's exchange privilege. The redemption fee will not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption is initiated by the



--------------------------------------------------------------------------------
                                                                              25

--------------------------------------------------------------------------------


Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading polices in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place, While each Fund has entered into information sharing agreements with financial intermediaries which contractually require such financial intermediaries to provide the Funds with information relating to its customers investing in each Fund through non-disclosed or omnibus accounts, the Funds cannot guarantee the accuracy of the information provided to it from financial intermediaries and may not always be able to track short-term trading effected through these financial intermediaries. In addition, because each Fund is required to rely on information provided by the financial intermediary as to the applicable redemption fee, the Funds cannot guarantee that the financial intermediary is always imposing such fee on the underlying shareholder in accordance with each Fund's policies. Subject to the exclusions discussed above, each Fund seeks to apply these policies uniformly.

Certain financial intermediaries may have procedures which differ from those of the Funds to collect the redemption fees or that prevent or restrict frequent trading. Investors should refer to their intermediary's policies on frequent trading restrictions.

Each Fund continues to reserve all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in the Funds' view, is likely to engage in excessive trading or if such purchase is not in the best interest of the Funds and to limit, delay, or impose other conditions on exchanges or purchases. Each Fund has adopted a policy of seeking to minimize short-term trading of its shares and monitors purchase and redemption activities to assist in minimizing short-term trading.


In the event that you wish to redeem shares in a registered account established by a broker-dealer or other financial intermediary, and you are unable to contact your broker-dealer or other financial intermediary, you may redeem shares by mail. You may mail a letter requesting the redemption of shares to:
THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308.Your letter should state the name of the Fund(s) and the share class, the dollar amount or number of shares you wish to redeem, and your account number. You must sign the letter in exactly the same way the account is registered and, if there is more than one owner of shares, all owners must sign. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers, and savings associations. A notary public cannot provide a signature guarantee.

AUTOMATIC CASH WITHDRAWAL PLAN. You may automatically redeem shares on a monthly, quarterly, or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Please call 800-GABELLI (800-422-3554) for more information about this plan.


INVOLUNTARY REDEMPTION. Each Fund may redeem all shares in your account (other than an IRA) if that Fund's value falls below $1,000 as a result of redemptions (but not as a result of a decline in NAV). You will be notified in writing if the Funds initiate such action and the Fund will allow 30 days for you to increase the value of your account to at least $1,000.

REINSTATEMENT PRIVILEGE. A shareholder in a Fund who has redeemed Class A Shares may reinvest, without a sales charge, up to the full amount of such redemption based on the NAV determined at the time of the reinvestment within 45 days of the original redemption. A redemption is a taxable transaction and a gain or loss may be recognized for federal income tax purposes even if the reinstatement privilege is exercised. However, any loss realized upon the redemption will not be recognized as to the number of shares acquired by reinstatement, except through an adjustment in the tax basis of the shares so acquired within 30 days of the redemption.



--------------------------------------------------------------------------------
26

--------------------------------------------------------------------------------


REDEMPTION PROCEEDS. A redemption request received by a Fund will be effected based on the NAV per share next determined after the time as of which the Fund or, if applicable, its authorized designee receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as 10 days following purchase. While a Fund will delay the processing of the redemption payment until the check clears, your shares will be valued at the next determined NAV after receipt of your redemption request.

REDEMPTION IN KIND. In certain cicumstances, the Funds may pay your redemption proceeds wholly or partially in portfolio securities. Where applicable, payment would be made in portfolio securities only in the rare instance that the Company's Board believes that it would be in a Fund's best interest not to pay the redemption proceeds in cash.


                               EXCHANGE OF SHARES


You can exchange shares of each Fund you hold for shares of the same class of certain other funds managed by the Adviser or its affiliates based on their relative NAV. You may call your broker to obtain a list of the funds whose shares you may acquire through an exchange. Class B and Class C Shares will continue to age from the date of the original purchase of such shares and will assume the CDSC rate such shares had at the time of exchange. You may also exchange your shares for shares of a money market fund managed by the Adviser or its affiliates, without imposition of any CDSC at the time of exchange. Upon subsequent redemption from such money market fund or the Fund(s) (after re-exchange into the Fund(s)), such shares will be subject to the CDSC calculated by excluding the time such shares were held in a money market fund. Each Fund or any of the other funds may impose limitations on, or terminate, the exchange privilege with respect to such fund or any investor at any time. You will be given notice 60 days prior to any material change in the exchange privilege.


In effecting an exchange:


                  o you must meet the minimum investment requirements for the fund whose shares you wish to purchase through exchange;


                  o if you are exchanging into a fund with a higher sales charge, you must pay the difference at the time of exchange;

                  o if you are exchanging from a fund with a redemption fee applicable to the redemption involved in your exchange, you must pay the redemption fee at the time of exchange;

                  o     you may realize a taxable gain or loss;


                  o you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554) or visit our website at www.gabelli.com to obtain the prospectus; and


                  o you should be aware that brokers may charge a fee for handling an exchange for you.

You may exchange shares by telephone, by mail, over the Internet, or through a registered broker-dealer, or other financial intermediary.

      o     EXCHANGE  BY  TELEPHONE.  You  may  give  exchange  instructions  by
            telephone  by  calling  800-GABELLI  (800-422-3554).   You  may  not
            exchange shares by telephone if you hold share certificates.

      o     EXCHANGE BY MAIL.  You may send a written  request for exchanges to:
            THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number,


--------------------------------------------------------------------------------
                                                                              27

--------------------------------------------------------------------------------

            the dollar amount or number of shares you wish to exchange, the name and class of the fund(s) whose shares you wish to exchange, and the name of the fund(s) whose shares you wish to acquire.

      o EXCHANGE THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates. The Funds may impose limitations from time to time on Internet exchanges.


Your broker may charge you a processing fee for assisting you in purchasing or redeeming shares of the Funds. This charge is set by your broker, does not benefit the Funds or the Adviser in any way, and would be in addition to other sales charges and other costs described in this Prospectus and must be disclosed to you by your broker.


                             PRICING OF FUND SHARES


The NAV is calculated separately for each class of shares of each Fund on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

Each Fund's NAV is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time. The NAV of each class of each Fund is computed by dividing the value of the applicable Fund's net assets (I.E. the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the applicable class of shares by the total number of shares of such class outstanding at the time the determination is made. The price of each Fund's shares for the purpose of purchase and redemption orders will be based upon the calculation of NAV next made as of a time after the time as of which the purchase or redemption order is received in proper form.

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business of the Fund on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the instrument's fair value, in which case these instruments will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the instrument is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.



--------------------------------------------------------------------------------
28

--------------------------------------------------------------------------------


Securities and other assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value American Depository Receipt securities at the close of the relevant U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

                           DIVIDENDS AND DISTRIBUTIONS

The Funds intend to pay dividends monthly for the Equity Income Fund and annually for the Small Cap Growth Fund and Woodland Small Cap Value Fund and capital gain distributions, if any, on an annual basis. You may have dividends and/or capital gain distributions that are declared by the Funds automatically reinvested at NAV in additional shares of the Funds. You will make an election to receive distributions in cash or Fund(s) shares at the time you first purchase your shares. You may change this election by notifying the Funds or your broker in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through reinvestment will receive a price without a sales charge based on the NAV on the reinvestment date, which is typically the date dividends or capital gains are paid to shareholders. There is no fixed dividend rate, and there can be no assurance that the Funds will pay any dividends or realize any capital gains or other income. Distributions may differ for different classes of shares.


                                 TAX INFORMATION


The Funds expect that distributions will consist primarily of investment company taxable income and net capital gains. Dividends out of investment company taxable income and distributions of net short-term capital gains (I.E. gains from securities held by the Funds for one year or less) are taxable to you as ordinary income, except that certain qualified dividends are eligible for a reduced rate. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates no matter how long you have owned your shares. The Funds' distributions, whether you receive them in cash or reinvest them in additional shares of the Fund(s), generally will be subject to federal, state, and/or local taxes. A redemption of the Funds' shares or an exchange of the Funds' shares for shares of another fund will be treated for tax purposes as a sale of the Funds' shares, and any gain you realize on such a transaction generally will be taxable. Foreign shareholders may be subject to a federal withholding tax.


This summary of tax consequences is intended for general information only and is subject to change by legislative or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to you can be found in the SAI that is incorporated by reference into this Prospectus. You should consult a tax adviser concerning the tax consequences of your investment in the Funds.

                            MAILINGS TO SHAREHOLDERS

In our continuing efforts to reduce duplicative mail and Fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate


--------------------------------------------------------------------------------
                                                                              29

--------------------------------------------------------------------------------

mailings, in accordance with your instructions, within 30 days of your request.

                              FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the financial performance of each Fund for the past five fiscal years or, if less, the life of the Fund. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each Fund's designated class of shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with each Fund's financial statements and related notes, are included in each Fund's annual report, which is available upon request. As of December 31, 2007, Class I Shares have not been issued and therefore do not have a previous financial history.



--------------------------------------------------------------------------------
30

--------------------------------------------------------------------------------

THE GABELLI SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                 INCOME FROM INVESTMENT OPERATIONS               DISTRIBUTIONS
                            ------------------------------------------   ----------------------------
                                                 Net
                Net Asset         Net       Realized and       Total        Net
  Period         Value,       Investment     Unrealized        from       Realized
   Ended        Beginning       Income/        Gain on      Investment     Gain on         Total       Redemption
September 30    of Period    (Loss)(a)(e)    Investments    Operations   Investments   Distributions     Fees(a)
-------------   ---------   -------------   -------------   ----------   -----------   -------------   ----------
CLASS A
   2007          $ 30.41       $  0.06         $ 6.35         $ 6.41      $ (2.45)        $ (2.45)      $ 0.00(b)
   2006            29.98         (0.02)          2.51           2.49        (2.06)          (2.06)        0.00(b)
   2005            25.89         (0.01)          5.25           5.24        (1.15)          (1.15)        0.00(b)
   2004(c)         24.49         (0.06)          1.46           1.40           --              --           --
CLASS B
   2007          $ 29.77       $ (0.26)        $ 6.26         $ 6.00      $ (2.45)        $ (2.45)      $ 0.00(b)
   2006            29.58         (0.25)          2.50           2.25        (2.06)          (2.06)        0.00(b)
   2005            25.74         (0.22)          5.21           4.99        (1.15)          (1.15)        0.00(b)
   2004(c)         24.49         (0.19)          1.44           1.25           --              --           --
CLASS C
   2007          $ 29.76       $ (0.22)        $ 6.23         $ 6.01      $ (2.45)        $ (2.45)      $ 0.00(b)
   2006            29.58         (0.24)          2.48           2.24        (2.06)          (2.06)        0.00(b)
   2005            25.74         (0.23)          5.22           4.99        (1.15)          (1.15)        0.00(b)
   2004(c)         24.49         (0.20)          1.45           1.25           --              --           --

                                      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                      -----------------------------------------------
                Net Asset             Net Assets      Net
  Period          Value,                End of     Investment               Portfolio
   Ended         End of      Total      Period       Income/    Operating   Turnover
September 30     Period     Return+   (in 000's)    (Loss)(e)    Expenses     Rate
-------------   ---------   -------   ----------   ----------   ---------   ---------
CLASS A
   2007          $ 34.37     21.95%    $ 15,485      0.19%        1.42%        15%
   2006            30.41      8.84        2,199     (0.08)        1.44          6
   2005            29.98     20.57        1,515     (0.03)        1.48          6
   2004(c)         25.89      5.72           58     (0.32)(d)     1.42(d)      10
CLASS B
   2007          $ 33.32     20.99%    $    126     (0.81)%       2.17%        15%
   2006            29.77      8.11          113     (0.85)        2.19          6
   2005            29.58     19.69          138     (0.79)        2.20          6
   2004(c)         25.74      5.10           55     (1.02)(d)     2.17(d)      10
CLASS C
   2007          $ 33.32     21.03%    $  9,735     (0.69)%       2.17%        15%
   2006            29.76      8.08        2,650     (0.83)        2.19          6
   2005            29.58     19.69        1,499     (0.80)        2.23          6
   2004(c)         25.74      5.10           24     (1.07)(d)     2.17(d)      10

----------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b)   Amount represents less than $0.005 per share.

(c) From the commencement of offering Class A, Class B, and Class C Shares on December 31, 2003.

(d)   Annualized.

(e) Due to capital share activity throughout the fiscal year, net investment income per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.


--------------------------------------------------------------------------------
                                                                              31

--------------------------------------------------------------------------------

THE GABELLI EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                            INCOME
                                  FROM INVESTMENT OPERATIONS                        DISTRIBUTIONS
                           ----------------------------------------   ----------------------------------------
                                              Net
               Net Asset                 Realized and       Total                      Net
   Period        Value,        Net        Unrealized        from          Net        Realized
    Ended      Beginning   Investment   Gain/(Loss) on   Investment   Investment     Gain on         Total       Redemption
September 30   of Period    Income(a)     Investments    Operations     Income     Investments   Distributions     Fees(a)
------------   ---------   ----------   --------------   ----------   ----------   -----------   -------------   ----------
CLASS A
   2007         $ 20.17      $ 0.22         $ 3.36         $ 3.58      $ (0.29)      $ (0.55)       $ (0.84)      $ 0.00(b)
   2006           18.66        0.39           1.67           2.06        (0.36)        (0.19)         (0.55)        0.00(b)
   2005           16.72        0.20           2.43           2.63        (0.27)        (0.42)         (0.69)        0.00(b)
   2004(d)        16.40        0.16           0.43           0.59        (0.20)        (0.07)         (0.27)          --
CLASS B
   2007         $ 19.82      $ 0.06         $ 3.28         $ 3.34      $ (0.29)      $ (0.55)       $ (0.84)      $ 0.00(b)
   2006           18.48        0.36           1.53           1.89        (0.36)        (0.19)         (0.55)        0.00(b)
   2005           16.62        0.04           2.46           2.50        (0.22)        (0.42)         (0.64)        0.00(b)
   2004(d)        16.40        0.07           0.42           0.49        (0.20)        (0.07)         (0.27)          --
CLASS C
   2007         $ 19.81      $ 0.05         $ 3.29         $ 3.34      $ (0.29)      $ (0.55)       $ (0.84)      $ 0.00(b)
   2006           18.47        0.24           1.65           1.89        (0.36)        (0.19)         (0.55)        0.00(b)
   2005           16.64        0.07           2.43           2.50        (0.25)        (0.42)         (0.67)        0.00(b)
   2004(d)        16.40        0.08           0.43           0.51        (0.20)        (0.07)         (0.27)          --

                                      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                     -----------------------------------------------
               Net Asset             Net Assets
   Period        Value,                End of         Net                  Portfolio
    Ended        End of     Total      Period     Investment   Operating    Turnover
September 30     Period    Return+   (in 000's)     Income      Expenses      Rate
------------   ---------   -------   ----------   ----------   ---------   ---------
CLASS A
   2007         $ 22.91     18.20%    $ 15,313      1.00%       1.43%         12%
   2006           20.17     11.29        8,379      2.02        1.46(c)       14
   2005           18.66     15.99        3,644      1.08        1.50          11
   2004(d)        16.72      3.62          124      1.33(e)     1.49(e)       12
CLASS B
   2007         $ 22.32     17.28%    $    344      0.29%       2.18%         12%
   2006           19.82     10.46          352      1.91        2.21(c)       14
   2005           18.48     15.28           32      0.20        2.22          11
   2004(d)        16.62      3.00            1      0.56(e)     2.24(e)       12
CLASS C
   2007         $ 22.31     17.29%    $ 17,279      0.24%       2.18%         12%
   2006           19.81     10.46        8,044      1.26        2.21(c)       14
   2005           18.47     15.24        3,374      0.37        2.24          11
   2004(d)        16.64      3.13           79      0.62(e)     2.24(e)       12

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b)   Amount represents less than $0.005 per share.


(c) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the fiscal year ended September 30, 2006 would have been 1.45%, 2.20%, and 2.20% for Class A, Class B, and Class C, respectively. Custodian fee credits for the fiscal year ended September 30, 2007 were minimal.


(d) From the commencement of offering Class A, Class B, and Class C Shares on December 31, 2003.

(e)   Annualized.


--------------------------------------------------------------------------------
32

--------------------------------------------------------------------------------

THE GABELLI WOODLAND SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                         INCOME FROM
                                    INVESTMENT OPERATIONS                        DISTRIBUTIONS
                            --------------------------------------  --------------------------------------
                                              Net
                 Net Asset      Net       Realized and    Total                      Net
   Period          Value,    Investment    Unrealized      from         Net       Realized
    Ended        Beginning    Income/        Gain on    Investment  Investment    Gain on        Total      Redemption
September 30     of Period  (Loss)(a)(h)   Investments  Operations    Income    Investments  Distributions    Fees(a)
------------     ---------  ------------  ------------  ----------  ----------  -----------  -------------  ----------
CLASS A
   2007           $ 13.36     $  0.13        $ 2.39      $  2.52     $ (0.02)     $ (3.17)     $ (3.19)      $ 0.00(d)
   2006             14.65       (0.12)         0.07        (0.05)         --        (1.24)       (1.24)        0.00(d)
   2005             12.79       (0.09)         2.68         2.59          --        (0.73)       (0.73)        0.00(d)
   2004             10.57       (0.14)         2.39         2.25          --        (0.03)       (0.03)          --
   2003(f)          10.00       (0.07)         0.64         0.57          --           --           --           --
CLASS B
   2007           $ 13.37     $ (0.09)       $ 2.49      $  2.40          --      $ (3.17)     $ (3.17)      $ 0.00(d)
   2006             14.77       (0.25)         0.09        (0.16)         --        (1.24)       (1.24)        0.00(d)
   2005             12.98       (0.21)         2.73         2.52          --        (0.73)       (0.73)        0.00(d)
   2004             10.59        0.02          2.40         2.42          --        (0.03)       (0.03)          --
   2003(f)          10.00       (0.12)         0.71         0.59          --           --           --           --
CLASS C
   2007           $ 13.00     $ (0.03)       $ 2.36      $  2.33          --      $ (3.17)     $ (3.17)      $ 0.00(d)
   2006             14.39       (0.21)         0.06        (0.15)         --        (1.24)       (1.24)        0.00(d)
   2005             12.66       (0.20)         2.66         2.46          --        (0.73)       (0.73)        0.00(d)
   2004             10.55       (0.23)         2.37         2.14          --        (0.03)       (0.03)          --
   2003(f)          10.00       (0.11)         0.66         0.55          --           --           --           --

                                             RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                     ---------------------------------------------------------------
                                                                    Expenses    Expenses
                 Net Asset           Net Assets                      Net of      Before
   Period          Value,              End of          Net          Waivers/    Waivers/   Portfolio
    Ended          End of    Total     Period       Investment     Reimburse-  Reimburse-  Turnover
September 30       Period   Return+  (in 000's)  Income/(Loss)(h)   ments(b)    ments(c)     Rate
------------     ---------  -------  ----------  ----------------  ----------  ----------  ---------
CLASS A
   2007           $ 12.69     20.94% $       65        1.00%         2.01%       2.33%        51%
   2006             13.36     (0.36)        100       (0.83)         2.01        2.31         59
   2005             14.65     20.76         108       (0.68)         2.01(e)     3.17         35
   2004             12.79     21.34          47       (1.16)         2.00        5.94         45
   2003(f)          10.57      5.70           3       (0.97)(g)      2.00(g)    15.05(g)      39
CLASS B
   2007           $ 12.60     19.73% $      0.1       (0.68)%        2.76%       3.07%        51%
   2006             13.37     (1.19)        0.1       (1.77)         2.76        3.06         59
   2005             14.77     19.86         0.1       (1.50)         2.75(e)     3.87         35
   2004             12.98     22.91         0.1        0.18          2.75        6.69         45
   2003(f)          10.59      5.90         0.1       (1.72)(g)      2.75(g)    15.80(g)      39
CLASS C
   2007           $ 12.16     19.84% $      295       (0.26)%        2.76%       3.08%        51%
   2006             13.00     (1.11)        425       (1.58)         2.76        3.06         59
   2005             14.39     19.91         189       (1.46)         2.76(e)     3.87         35
   2004             12.66     20.33          41       (1.88)         2.75        6.69         45
   2003(f)          10.55      5.50         118       (1.72)(g)      2.75(g)    15.80(g)      39

----------

  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)   Per  share  amounts  have  been   calculated   using  the  average  shares
      outstanding method.


(b) The Fund incurred interest expense during fiscal years ended September 30, 2007 and September 30, 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% and 2.00% (Class A), 2.75% and 2.75% (Class B), and 2.75% and 2.75%
      (Class C), respectively.


(c) During the period, expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(d)   Amount represents less than $0.005 per share.


(e) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the fiscal year ended September 30, 2005 would have been 2.00%, 2.75%, and 2.75% for Class A, Class B, and Class C, respectively. Custodian fee credits for the period ended September 30, 2007 were minimal.


(f) From commencement of investment operations on December 31, 2002 through September 30, 2003.

(g)   Annualized.

(h) Due to capital share activity throughout the fiscal year, net investment income per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.


--------------------------------------------------------------------------------
                                                                              33

                       This Page Left Blank Intentionally.

                       This Page Left Blank Intentionally.

--------------------------------------------------------------------------------

                        GABELLI EQUITY SERIES FUNDS, INC.
                        THE GABELLI SMALL CAP GROWTH FUND
                         THE GABELLI EQUITY INCOME FUND
                    THE GABELLI WOODLAND SMALL CAP VALUE FUND
                           CLASS A, B, C, AND I SHARES
================================================================================

FOR MORE INFORMATION:

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

Each Fund's semi-annual and audited annual reports to shareholders contain additional information on the Funds' investments. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this Prospectus.

--------------------------------------------------------------------------------

  You can get free copies of these documents and prospectuses of other funds in the Gabelli/GAMCO family, or request other information and discuss your questions about the Funds by mail, toll-free phone or the internet as follows:

                        Gabelli Equity Series Funds, Inc.
                              One Corporate Center
                               Rye, NY 10580-1422
                      Telephone: 800-GABELLI (800-422-3554)
                                 www.gabelli.com

--------------------------------------------------------------------------------


You can also review and/or copy the Funds' Prospectuses, annual/semi-annual reports, and SAI at the Public Reference Room of the SEC. You can get text-only copies:


      o     Free from the Funds' website at www.gabelli.com.


      o For a fee, by electronic request at publicinfo@sec.gov, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 202-551-8090.

      o     Free from the Edgar Database on the SEC's website at www.sec.gov.


(Investment Company Act File No. 811-06367)

--------------------------------------------------------------------------------

                        GABELLI EQUITY SERIES FUNDS, INC.
                        THE GABELLI SMALL CAP GROWTH FUND
                         THE GABELLI EQUITY INCOME FUND
                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

                       Statement of Additional Information


                                January 28, 2008


This Statement of Additional Information ("SAI"), which is not a prospectus, describes:

      o     The Gabelli Small Cap Growth Fund ("Small Cap Growth Fund")

      o     The Gabelli Equity Income Fund ("Equity Income Fund")

      o The Gabelli Woodland Small Cap Value Fund ("Woodland Small Cap Value Fund")


(each a "Fund" and together the "Funds") which are series of Gabelli Equity Series Funds, Inc., a Maryland corporation (the "Company"). This SAI should be read in conjunction with the Prospectuses for Class A Shares, Class B Shares, Class C Shares, Class I Shares, and Class AAA Shares of the Funds dated January 28, 2008. This SAI is incorporated by reference in its entirety into the Company's Prospectuses. For a free copy of the Prospectuses, please contact the Company at the address, telephone number, or Internet website printed below.
Portions of the Funds' Annual Reports to shareholders are incorporated by reference into this SAI.


                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                 (800-422-3554)
                                 WWW.GABELLI.COM

                                TABLE OF CONTENTS

                                                                            PAGE


GENERAL INFORMATION ......................................................     2
INVESTMENT STRATEGIES AND RISKS ..........................................     2
INVESTMENT RESTRICTIONS ..................................................    10
PORTFOLIO HOLDINGS INFORMATION ...........................................    12
DIRECTORS AND OFFICERS ...................................................    13
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS ...............................    20
INVESTMENT ADVISORY AND OTHER SERVICES ...................................    24
DISTRIBUTION PLANS .......................................................    32
PORTFOLIO TRANSACTIONS AND BROKERAGE .....................................    34
REDEMPTION OF SHARES .....................................................    38
DETERMINATION OF NET ASSET VALUE .........................................    38
DIVIDENDS, DISTRIBUTIONS, AND TAXES ......................................    39
INVESTMENT PERFORMANCE INFORMATION .......................................    42
DESCRIPTION OF THE FUNDS' SHARES .........................................    43
FINANCIAL STATEMENTS .....................................................    44
APPENDIX A ...............................................................   A-1

                               GENERAL INFORMATION


The Corporation is an open-end, management investment company organized under the laws of the State of Maryland on July 25, 1991. The Small Cap Growth Fund, Equity Income Fund, and Woodland Small Cap Value Fund are each a series of the Corporation and commenced operations on October 22, 1991, January 2, 1992, and December 31, 2002, respectively. The Small Cap Growth Fund and Equity Income Fund are each classified as a diversified investment company and the Woodland Small Cap Value Fund is classified as a "non-diversified" investment company. The Company's principal office is located at One Corporate Center, Rye, New York 10580-1422. The Funds are advised by Gabelli Funds, LLC (the "Adviser").


                         INVESTMENT STRATEGIES AND RISKS

The Funds' Prospectuses discuss the investment objective of each Fund and the principal strategies to be employed to achieve that objective. This SAI contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, additional strategies that the Funds may utilize, and certain risks associated with such investments and strategies.

EQUITY SECURITIES

Common stocks represent the residual ownership interest in the issuer and holders of common stock are entitled to the income and increase in the value of the assets and business of the issuer after all of its debt obligations and obligations to preferred stockholders are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

Equity securities also include preferred stock (whether or not convertible into common stock) and debt securities convertible into or exchangeable for common or preferred stock. Preferred stock has a preference over common stock in liquidation  (and  generally  dividends  as  well)  but is  subordinated  to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similarly stated yield characteristics. Debt securities that are convertible into or exchangeable for preferred or common stock are liabilities of the issuer but are generally subordinated to more senior elements of the issuer's balance sheet. Although such securities also generally reflect an element of conversion value, their market value also varies with interest rates and perceived credit risk. The market value of preferred stock will also generally reflect whether (and if so when) the issuer may force holders to sell their preferred shares back to the issuer and whether (and if so when) the holders may force the issuer to buy back their preferred shares. Generally speaking the right of the issuer to repurchase the preferred stock tends to reduce any premium that the preferred stock might otherwise trade at due to interest rate or credit factors, while the right of the holders to require the issuer to repurchase the preferred stock tend to reduce any discount that the preferred stock might otherwise trade at due to interest rate or credit factors.


The Adviser believes that opportunities for capital appreciation may be found in the preferred stock and convertible securities of companies. This is particularly true in the case of companies that have performed below expectations at the time the preferred stock or convertible security was issued. If the company's performance has been poor enough, its preferred stock and convertible debt securities will trade more like its common stock than like a fixed income security and may result in above average appreciation once it becomes apparent that performance is improving. Even if the credit quality of the company is not in question, the market price of the convertible security will often reflect little or no element of conversion value if the price of its common stock has fallen substantially below the conversion price. This leads to the possibility of capital appreciation if the price of the common stock recovers. Many convertible securities are not investment grade, that is, they are not rated BBB or better by Standard & Poor's Ratings Services ("S&P"), a division of the McGraw-Hill Companies, Inc., or Baa or better by Moody's Investors Service, Inc. ("Moody's") and not considered by the Adviser to be of similar quality. There is no minimum credit rating for these securities in which the Fund may invest. Preferred stocks and convertible securities have many of the same characteristics and risks as nonconvertible debt securities described below.


NONCONVERTIBLE DEBT SECURITIES

Under normal market conditions, each Fund may invest up to 20% of its total assets in lower quality nonconvertible debt securities. These securities include preferred stocks, bonds, debentures, notes, asset- and mortgage- backed securities, and money market instruments such as commercial paper and bankers' acceptances. There is no minimum credit rating for these securities in which the Funds may invest. Accordingly, the Funds could invest in securities in default although the Funds will not invest more than 5% of its assets in such securities. The market values of lower quality fixed income securities tend to be less sensitive to changes in prevailing interest rates than higher-quality securities but more sensitive to individual corporate developments than higher-quality securities. Such lower-quality securities also tend to be more sensitive to economic conditions than are higher-quality securities. Accordingly, these lower-quality securities are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher-quality categories. Even securities rated Baa or BBB by Moody's and S&P respectively, which ratings are considered investment grade, possess some speculative characteristics. There are risks involved in applying credit ratings as a method for evaluating high yield obligations in that credit ratings evaluate the safety of principal and interest payments, not market value risk. In addition, credit rating agencies may not change credit ratings on a timely basis to reflect changes in economic or company conditions that affect a security's market value. The Funds will rely on the Adviser's judgment, analysis, and experience in evaluating the creditworthiness of an issuer. In this evaluation, the Adviser will take into consideration, among other things, the issuer's financial resources and ability to cover its interest and fixed charges, factors relating to the issuer's industry and its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management, and regulatory matters.

The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. An issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, its inability to meet specific projected business forecasts, or the unavailability of additional financing.


Factors adversely affecting the market value of high yield and other securities will adversely affect each Fund's net asset value per share ("NAV"). In addition, each Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings.


From time to time, proposals have been discussed regarding new legislation designed to limit the use of certain high yield debt securities by issuers in connection with leveraged buy-outs, mergers, and acquisitions, or to limit the deductibility of interest payments on such securities. Such proposals, if enacted into law, could reduce the market for such debt securities generally, could negatively affect the financial condition of issuers of high yield securities by removing or reducing a source of future financing, and could negatively affect the value of specific high yield issues and the high yield market in general. For example, under a provision of the Internal Revenue Code of 1986, as amended (the "Code"), a corporate issuer may be limited from deducting all of the original issue discount on high-yield discount obligations (i.e., certain types of debt securities issued at a significant discount to their face amount). The likelihood of passage of any additional legislation or the effect thereof is uncertain.

The secondary trading market for lower-quality fixed income securities is generally not as liquid as the secondary market for higher-quality securities and is very thin for some securities. The relative lack of an active secondary market may have an adverse impact on market price and a Fund's ability to dispose of particular issues when necessary to meet the Funds' liquidity needs or in response to a specific economic event such as the deterioration in the creditworthiness of the issuer. The relative lack of an active secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Funds' portfolio. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During such times, the responsibility of the Corporation's Board of Directors (the "Board" and each a "Director") to value the securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available.


CORPORATE REORGANIZATIONS

Subject to each Fund's policy of investing at least 80% of its net assets in income producing equity securities (Equity Income Fund) or small company equity securities (Small Cap Growth Fund and Woodland Small Cap Value Fund), each Fund may invest without limit in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation, or reorganization proposal has been announced. The primary risk of this type of investing is that if the contemplated transaction is abandoned, revised, or delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by the Fund. Since such investments are ordinarily short-term in nature, they will tend to increase the turnover ratio of the Funds thereby increasing their brokerage and other transaction expenses.

In general, securities of companies engaged in reorganization transactions sell at a premium to their historic market price immediately prior to the announcement of a tender offer or reorganization proposal. However, the increased market price of such securities may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets, or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the portfolio manager who must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offer or and the dynamics and business climate when the offer or proposal is in progress.

In making these types of investments each Fund will not violate any of its investment restrictions (see below, "Investment Restrictions") including the requirement that, (a) as to 75% of its total assets, it will not invest more than 5% of its total assets in the securities of any one issuer (Equity Income Fund and Small Cap Growth Fund only) and (b) it will not invest more than 25% of its total assets in any one industry.


ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (EQUITY INCOME FUND AND SMALL CAP GROWTH FUND ONLY)

Prepayments of principal may be made at any time on the obligations underlying asset- and most mortgage- backed securities and are passed on to the holders of the asset- and mortgage- backed securities. As a result, if the Fund purchases such a security at a premium, faster than expected prepayments will reduce, and slower than expected prepayments will increase, yield to maturity. Conversely, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.

FOREIGN SECURITIES

The Small Cap Growth Fund and Equity Income Fund may invest up to 35% of its total assets, and Woodland Small Cap Value Fund may invest without limit in the securities of non-United States ("U.S.") issuers. However, these Funds do not currently expect to invest a significant portion of their assets in such securities. These investments involve certain risks not ordinarily associated with investments in securities of domestic issuers. These risks include fluctuations in foreign exchange rates (which the Small Cap Growth Fund and Equity Income Fund will not seek to hedge), future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Non-U.S. securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs of investing in non-U.S. securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the U.S. The Funds might have greater difficulty taking appropriate legal action in non-U.S. courts. Non-U.S. markets also have different clearance and settlement procedures which in some markets have at times failed to keep pace with the volume of transactions, thereby creating substantial delays and settlement failures that could adversely affect the Funds' performance.

Dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Funds or the investor.

HEDGING TRANSACTIONS

OPTIONS. Each Fund may purchase or sell options on individual securities as well as on indices of securities as a means of achieving additional return on or hedging the value of each Fund's portfolio.

A call option is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the seller the security underlying the option at a specified exercise price at any time during the term of the option or, in some cases, only at the end of the term of the option. The seller of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option is a contract that gives the holder of the option the right, in return for a premium paid, to sell to the seller the underlying security at a specified price. The seller of the put option, on the other hand, has the obligation to buy the underlying security upon exercise at the exercise price.

If a Fund has sold an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously sold. There can be no assurance that a closing purchase transaction can be effected when a Fund so desires.

The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unexercised but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option. Options purchased and sold other than on an exchange in private transactions also impose on a Fund the credit risk that the counterparty will fail to honor its obligations. Each Fund will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Fund's assets. To the extent that puts, straddles, and similar investment strategies involve instruments regulated by the Commodity Futures Trading Commission ("CFTC") each Fund is limited to an investment not in excess of 5% of its total assets.

FUTURES CONTRACTS. Each Fund may enter into futures contracts only for certain bona fide hedging, yield enhancement, and risk management purposes. Each Fund may enter into futures contracts for the purchase or sale of debt securities, debt instruments, or indices of prices thereof, stock index futures, other financial indices, and U.S. government securities.

A "sale" of a futures contract (or a "short" futures position) means the assumption of a contractual obligation to deliver the securities underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) means the assumption of a contractual obligation to acquire the securities underlying the contract at a specified price at a specified future time.

Certain futures contracts are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures contracts. U.S. futures contracts have been designed by exchanges that have been designated as "contract markets" by the CFTC, an agency of the U.S. government, and must be executed through a futures commission merchant (i.e., a brokerage firm) who is a member of the relevant contract market. Futures contracts trade on these contract markets and the exchanges' affiliated clearing organization guarantees performance of the contracts as between the clearing members of the exchange.

These contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices, possible reduction of each Fund's yield due to the use of hedging, possible reduction in value of both the securities hedged and the hedging instrument, possible lack of liquidity due to daily limits on price fluctuation, imperfect correlation between the contracts and the securities being hedged, and potential losses in excess of the amount invested in the futures contracts themselves.

CURRENCY TRANSACTIONS. Each Fund may enter into various currency transactions, including forward foreign currency contracts, currency swaps, foreign currency, or currency index futures contracts and put and call options on such contracts or on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. A currency swap is an arrangement whereby each party exchanges one currency for another on a particular date and agrees to reverse the exchange on a later date at a specific exchange rate. Forward foreign currency contracts and currency swaps are established in the interbank market conducted directly between currency traders (usually large commercial banks or other financial institutions) on behalf of their customers. Futures contracts are similar to forward contracts except that they are traded on an organized exchange and the obligations thereunder may be offset by taking an equal but opposite position to the original contract, with profit or loss determined by the relative prices between the opening and offsetting positions. Each Fund expects to enter into these currency contracts and swaps in primarily the following circumstances: to "lock in" the U.S. dollar equivalent price of a security a Fund is contemplating to buy or sell that is denominated in a non-U.S. currency; or to protect against a decline in the U.S. dollar versus the currency of a particular country to which the Fund's portfolio has exposure. Each Fund anticipates seeking to achieve the same economic result by utilizing from time to time for such hedging a currency different from the one of the given portfolio security as long as, in the view of the Adviser, such currency is essentially correlated to the currency of the relevant portfolio security based on historic and expected exchange rate patterns.


Each Fund may enter into total rate of return, credit default, or other types of swaps and related derivatives for the purpose of hedging and risk management. These transactions generally provide for the transfer from one counterparty to another of certain risks inherent in the ownership of a financial asset such as a common stock or debt instrument. Such risks include, among other things, the risk of default and insolvency of the obligor of such asset, the risk that the credit of the obligor or the underlying collateral will decline or the risk that the common stock of the underlying issuer will decline in value. The transfer of risk pursuant to a derivative of this type may be complete or partial, and may be for the life of the related asset or for a shorter period. These derivatives may be used as a risk management tool for a pool of financial assets, providing the Fund with the opportunity to gain or reduce exposure to one or more reference securities or other financial assets (each, a "Reference Asset") without actually owning or selling such assets in order, for example, to increase or reduce a concentration risk or to diversify a portfolio. Conversely, these derivatives may be used by the Fund to reduce exposure to an owned asset without selling it.


Because the Fund would not own the Reference Assets, the Fund may not have any voting rights with respect to the Reference Assets, and in such cases all decisions related to the obligors or issuers of the Reference Assets, including whether to exercise certain remedies, will be controlled by the swap counterparties.


Total rate of return swaps and similar derivatives are subject to many risks, including the possibility that the market will move in a manner or direction that would have resulted in gain for the Fund had the swap or other derivative not been utilized (in which case it would have been better had the Fund not engaged in the interest rate hedging transactions), the risk of imperfect correlation between the risk sought to be hedged and the derivative transactions utilized, the possible inability of the counterparty to fulfill its obligations under the swap, and potential illiquidity of the hedging instrument utilized, which may make it difficult for the Fund to close out or unwind one or more hedging transactions.

Total rate of return swaps and related derivatives are a relatively recent development in the financial markets. Consequently, there are certain legal, tax, and market uncertainties that present risks in entering into such arrangements. There is currently little or no case law or litigation characterizing total rate of return swaps or related derivatives, interpreting their provisions, or characterizing their tax treatment. In addition, additional regulations and laws may apply to these types of derivatives that have not previously been applied. There can be no assurance that future decisions construing similar provisions to those in any swap agreement or other related documents or additional regulations and laws will not have an adverse effect on a Fund that utilizes these instruments.


UNSEASONED COMPANIES. The Small Cap Growth Fund and Woodland Small Cap Value Fund may invest in securities of unseasoned companies, which generally have limited liquidity, more speculative prospects and price volatility. The Small Cap Growth Fund will not invest more than 10% its of assets (at the time of purchase) in securities of companies (including predecessors) that have operated less than three years.

OTHER INVESTMENT COMPANIES

The Small Cap Growth Fund and Woodland Small Cap Value Fund each may invest up to 10% of its total assets in other investment companies (not more than 5% of its total assets may be invested in any one investment company and it may not invest in more that 3% of the voting securities of any one investment company).


INVESTMENTS IN WARRANTS AND RIGHTS

Each Fund may invest in warrants or rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at more specific price for or at the end of a specific period of time. Each Fund will do so only if the underlying equity securities are deemed appropriate by the Adviser for inclusion in a Fund's portfolio.

Investing in rights and warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and thus can be a speculative investment. The value of a right or warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the issuer whose equity underlies the warrant, or a change in the perception as to the future price of the underlying security, or any combination thereof. Rights and warrants generally pay no dividends and confer no voting or other rights other than the right to purchase the underlying security. With respect to the

Small Cap Growth Fund and Equity Income Fund, investments in warrants and rights are limited to up to 5% of each Fund's total assets.


WHEN ISSUED, DELAYED DELIVERY SECURITIES, AND FORWARD COMMITMENTS

Each Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization, or debt restructuring, (i.e., a when, as, and if issued security). When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Funds will only enter into a forward commitment with the intention of actually acquiring the security, the Funds may sell the security before the settlement date if it is deemed advisable.

Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Funds prior to the settlement date. Each Fund will segregate with its Custodian (as hereinafter defined) cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

SHORT SALES

Each Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund expects to make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities. The short sale of a security is considered a speculative investment technique.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities, or other highly liquid securities. The Fund will also be required to deposit similar collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to the greater of the price at which the security is sold short or 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over of any payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

With respect to the Small Cap Growth Fund and Equity Income Fund, the market value of the securities sold short of any one issuer will not exceed either 5% of each Fund's total assets or 5% of such issuer's voting securities. With respect to all Funds, a Fund will not make a short sale, if, after giving effect to such sale, the market value of all securities sold short exceeds 25% of the value of its assets or the Fund's aggregate short sales of a particular class of securities exceeds 25% of the outstanding securities of that class. The Funds may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Funds own or have the immediate and unconditional right to acquire at no additional cost the identical security.

RESTRICTED AND ILLIQUID SECURITIES

Each Fund may invest up to 15% of its net assets in securities that are subject to legal or contractual restrictions on resale and securities the markets for which are illiquid. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the Securities and Exchange Commission ("SEC") or otherwise determined to be liquid may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Board will review pertinent factors such as trading activities, reliability of price information, and trading patterns of comparable securities in determining whether to treat any such security as liquid for purposes of the foregoing 15% test, to the extent the Board treats such securities as liquid, temporary impairment to trading patterns of such securities may adversely affect a Fund's liquidity.

REPURCHASE AGREEMENTS


Each Fund may enter into repurchase agreements with banks and non-bank dealers of U.S. government securities which are listed as reporting dealers of the New York Federal Reserve Bank and which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. In a repurchase agreement, a Fund purchases a debt security from a seller which undertakes to repurchase the security at a specified resale price on an agreed future date. The resale price generally exceeds the purchase price by an amount which reflects an agreed-upon market interest rate for the term of the repurchase agreement.

The Fund's risk is primarily that, if the seller defaults, the proceeds from the disposition of the underlying securities and other collateral for the seller's obligation may be less than the repurchase price. If the seller becomes bankrupt, the Fund might be delayed in selling the collateral. Under the Investment Company Act of 1940, as amended (the "1940 Act"), repurchase agreements are considered loans. Repurchase agreements usually are for short periods, such as one week or less, but could be longer. Except for repurchase agreements for a period of a week or less in respect to obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities, not more than 5% of the Fund's total assets may be invested in repurchase agreements. In addition, a Fund will not enter into repurchase agreements with a duration of more than seven days if, taken together with restricted securities and other securities for which there are no readily available quotations, more than 15% of its total assets would be so invested.


LOANS OF PORTFOLIO SECURITIES

To increase income, each Fund may lend its portfolio securities to securities broker-dealers or financial institutions if (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily, (2) the loan is subject to termination by the Fund at any time, (3) the Fund receives reasonable interest or fee payments on the loan, (4) the Fund is able to exercise all voting rights with respect to the loaned securities and (5) the loan will not cause the value of all loaned securities to exceed 33% of the value of the Fund's assets.

If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially.

BORROWING


The Funds may not borrow money except for (1) short-term credits from banks as may be necessary for the clearance of portfolio transactions and (2) borrowings from banks for temporary or emergency purposes, including meeting redemption requests, which would otherwise require the untimely disposition of their portfolio securities. Borrowing will not, in the aggregate, exceed 15% of assets after giving effect to the borrowing, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of each Fund's assets after giving effect to the borrowing. The Funds will not make additional investments when borrowings exceed 5% of assets. The Funds may mortgage, pledge, or hypothecate assets to secure such borrowings.


TEMPORARY DEFENSIVE INVESTMENTS

For temporary  defensive  purposes each Fund may invest up to 100% of its assets
in  nonconvertible   fixed  income  securities  or  high-quality   money  market
instruments.

PORTFOLIO TURNOVER

The investment policies of the Funds may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. Each Fund's portfolio turnover is expected to be less than 100%.

Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. The portfolio turnover rate is computed by dividing the lesser of the amount of the securities purchased or securities sold by the average monthly value of securities owned during the year (excluding securities whose maturities at acquisition were one year or less).


Portfolio turnover may vary from year to year, as well as within a year. For the fiscal years ended September 30, 2007 and 2006 the turnover rates were 15% and 6%, respectively, in the case of the Small Cap Growth Fund and 12% and 14%, respectively, in the case of the Equity Income Fund. For the fiscal years ended September 30, 2007 and 2006, the turnover rates were 51% and 59%, respectively, for the Woodland Small Cap Value Fund.


                             INVESTMENT RESTRICTIONS

Each Fund's investment objective and the following investment restrictions are fundamental and cannot be changed without the approval of a majority of the applicable Fund's shareholders defined in the Investment Company Act of 1940, as amended (the "1940 Act") as the lesser of (1) 67% of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are represented in person or by proxy, or (2) more than 50% of the Fund's outstanding shares. All other investment policies or practices are considered not to be fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values or total assets of a Fund will not be considered a deviation from policy.

SMALL CAP GROWTH FUND AND EQUITY INCOME FUND

Under such restrictions, each of these Funds may not:

      (1) with respect to 75% of its total assets, invest more than 5% of the value of its total assets (taken at market value at time of purchase) in the outstanding securities of any one issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof;

      (2) invest 25% or more of the value of its total assets in any one industry;

      (3) issue senior securities (including borrowing money, including on margin if margin securities are owned and through entering into reverse repurchase agreements) in excess of 33-1/3% of its total assets (including the amount of senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) except that a Fund may borrow up to an additional 5% of its total assets for temporary purposes; or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, when-issued and forward commitment transactions, and similar investment strategies. A Fund's obligations under the foregoing types of transactions and investment strategies are not treated as senior securities;

      (4) make loans of money or property to any person, except through loans of portfolio securities, the purchase of fixed income securities, or the acquisition of securities subject to repurchase agreements;

      (5) underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities or the sale of its own shares the Fund may be deemed to be an underwriter;

      (6) invest for the purpose of exercising control over management of any company;

      (7)   purchase  real  estate  or  interests  therein,   including  limited
            partnerships that invest primarily in real estate equity interests, other than mortgage-backed securities and similar instruments; or

      (8) purchase or sell commodities or commodity contracts except for hedging purposes or invest in any oil, gas, or mineral interests.

WOODLAND SMALL CAP VALUE FUND

Under such restrictions, the Fund may not:

      (1) invest 25% or more of the value of its total assets in any one industry;

      (2) issue senior securities (including borrowing money, including on margin if margin securities are owned and through entering into reverse repurchase agreements) in excess of 33-1/3% of its total assets (including the amount of senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) except that the Fund may borrow up to an additional 5% of its total assets for temporary purposes; or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, when-issued and forward commitment transactions, and similar investment strategies. The Fund's obligations under the foregoing types of transactions and investment strategies are not treated as senior securities;

      (3) make loans of money or property to any person, except through loans of portfolio assets, the purchase of debt instruments, or the acquisition of assets subject to repurchase agreements;

      (4) underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities the Fund may be deemed to be an underwriter;

      (5) invest for the purpose of exercising day-to-day operating control over management of any company;

      (6) purchase real estate or interests therein, which does not include securities or other instruments issued by companies that invest primarily in real estate; or

      (7) purchase or sell commodities or commodity contracts or invest in any oil, gas, or mineral interests except in each case to the extent the Fund would not be required to register as a commodity pool.


                         PORTFOLIO HOLDINGS INFORMATION

Employees of the Adviser and its affiliates will often have access to information concerning the portfolio holdings of the Funds. The Funds and the Adviser have adopted policies and procedures that require all employees to safeguard proprietary information of the Funds, which includes information relating to the Funds' portfolio holdings as well as portfolio trading activity of the Adviser with respect to the Funds (collectively, "Portfolio Holdings Information"). In addition, the Funds and the Adviser have adopted policies and procedures providing that Portfolio Holdings Information may not be disclosed except to the extent that it is (a) made available to the general public by posting on the Funds' website or filed as part of a required filing on Form N-Q or N-CSR or (b) provided to a third party for legitimate business purposes or regulatory purposes, which has agreed to keep such information confidential under terms approved by the Adviser's legal department or outside counsel, as described below. The Adviser will examine each situation under (b) with a view to determine that release of the information is in the best interest of the Funds and their shareholders and, if a potential conflict between the Adviser's interests and the Funds' interests arises, to have such conflict resolved by the Chief Compliance Officer or those Directors who are not considered "interested persons," as defined in the 1940 Act (the "Independent Directors"). These policies further provide that no officer of the Company or employee of the Adviser shall communicate with the media about the Funds without obtaining the advance consent of the Chief Executive Officer, Chief Operating Officer of the Adviser, or Chief Executive Officer, or General Counsel of the parent company of the Adviser.


Under the foregoing policies, the Funds may disclose Portfolio Holdings Information in the circumstances outlined below. Disclosure generally may be either on a monthly or quarterly basis with no time lag in some cases and with a time lag of up to 60 days in other cases (with the exception of proxy voting services which require a regular download of data):

            (1) To regulatory authorities in response to requests for such information and with the approval of the Chief Compliance Officer of the Funds;

            (2) To mutual fund rating and statistical agencies and to persons performing similar functions where there is a legitimate business purpose for such disclosure and such entity has agreed to keep such data confidential until at least it has been made public by the Investment Adviser;


            (3) To service providers of the Funds, as necessary for the performance of their services to the Funds and to the Board, where such entity has agreed to keep such data confidential until at least it has been made public by the Adviser. The Funds' current service providers that may receive such information are its administrator, sub-administrator, custodian, independent registered public accounting firm, legal counsel, and financial printers;


            (4) To firms providing proxy voting or other proxy services provided such entity has agreed to keep such data confidential until at least it has been made public by the Adviser;

            (5) To certain broker dealers, investment advisers, and other financial intermediaries for purposes of their performing due diligence on the Funds and not for dissemination of this information to their clients or use of this information to conduct trading for their clients. Disclosure of Portfolio

                  Holdings Information in these circumstances requires the broker, dealer, investment adviser, or financial intermediary to agree to keep such information confidential until it has been made public by the Adviser and is further subject to prior approval of the Chief Compliance Officer of the Funds and shall be reported to the Board at the next quarterly meeting; and

            (6) To consultants for purposes of performing analysis of the Funds, which analysis may be used by the consultant with its clients or disseminated to the public, provided that such entity shall have agreed to keep such information confidential until at least it has been made public by the Adviser.


As of the date of this SAI, each Fund makes information about its portfolio securities available to its administrator, sub-administrator, custodian, and proxy voting services on a daily basis, with no time lag, to its typesetter on a quarterly basis with a ten day time lag, to its financial printers on a quarterly basis with a forty-five day time lag, and to its independent registered public accounting firm and legal counsel on an as needed basis, with no time lag. The names of the Funds' administrator, custodian, independent registered public accounting firm, and legal counsel are set forth in this SAI. The Funds' proxy voting service is ADP Investor Communication Services. GCOM2 provides typesetting services for the Funds, and the Funds select from a number of financial printers who have agreed to keep such information confidential until at least it has been made public by the Adviser.

Other than arrangements with the Funds' service providers and proxy voting service, the Funds have no ongoing arrangements to make available information about the Funds' portfolio securities prior to such information being disclosed in a publicly available filing with the SEC that is required to include the information.

Disclosures made pursuant to a confidentiality agreement are subject to periodic confirmation by the Chief Compliance Officer of the Funds that the recipient has utilized such information solely in accordance with the terms of the agreement. Neither the Funds, nor the Adviser, nor any of the Adviser's affiliates, will accept on behalf of itself, its affiliates, or the Funds any compensation or other consideration in connection with the disclosure of portfolio holdings of the Funds. The Board will review such arrangements annually with the Funds' Chief Compliance Officer.


                             DIRECTORS AND OFFICERS


Under Maryland law, the Company's Board is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Board also elects the Funds' officers who conduct the daily business of the Funds. Information pertaining to the Directors and executive officers of the Company is as follows:.

                                 TERM OF     NUMBER OF
                                  OFFICE      FUNDS IN
                                   AND          FUND
                                LENGTH OF     COMPLEX
      NAME POSITION(S)             TIME       OVERSEEN    PRINCIPAL OCCUPATION(S)                  OTHER DIRECTORSHIPS
     ADDRESS 1 AND AGE           SERVED 2   BY DIRECTOR   DURING PAST FIVE YEARS                    HELD BY DIRECTOR 3
-----------------------------   ---------   -----------   -----------------------------------   -------------------------
INTERESTED DIRECTORS 4:
MARIO J. GABELLI                  Since          26       Chairman and Chief Executive          Director of Morgan Group
Director and Chief Investment      1991                   Officer of GAMCO Investors, Inc.      Holdings, Inc. (holding
Officer                                                   and Chief Investment Officer -        company); Chairman of
Age: 65                                                   Value Portfolios of Gabelli Funds,    the Board of LICT Corp.
                                                          LLC and GAMCO Asset Management        (multimedia and
                                                          Inc.; Director/Trustee or Chief       communication services
                                                          Investment Officer of other           company)
                                                          registered investment companies in
                                                          the Gabelli/GAMCO Funds Complex;
                                                          Chairman and Chief Executive
                                                          Officer of GGCP, Inc.

JOHN D. GABELLI                   Since          10       Senior Vice President of Gabelli &    Director of GAMCO
Director                           1991                   Company, Inc.                         Investors, Inc. (asset
Age: 63                                                                                         management)

INDEPENDENT DIRECTORS:

ANTHONY J. COLAVITA               Since          35       Partner in the law firm of Anthony               --
Director                           1991                   J. Colavita, P.C.
Age: 72

VINCENT D. ENRIGHT                Since          15       Former Senior Vice President and                 --
Director                           1991                   Chief Financial Officer of KeySpan
Age: 64                                                   Corporation (public utility)

ROBERT J. MORRISSEY               Since           6       Partner in the law firm of                       --
Director                           1991                   Morrissey, Hawkins & Lynch
Age: 68

ANTHONY R. PUSTORINO              Since          14       Certified Public Accountant;          Director of The LGL
Director                           1991                   Professor Emeritus, Pace University   Group, Inc. (diversified
Age: 82                                                                                         manufacturing)

ANTHONIE C. VAN EKRIS             Since          19       Chairman of BALMAC International,                --
Director                           1991                   Inc. (commodities and futures
Age: 73                                                   trading)

SALVATORE J. ZIZZA                Since          26       Chairman of Zizza & Company, Ltd.     Director of Hollis-Eden
Director                           2001                   (consulting)                          Pharmaceuticals
Age: 62                                                                                         (biotechnology); Director
                                                                                                of Earl Scheib, Inc.
                                                                                                (automotive services)

                            TERM OF
                           OFFICE AND
                           LENGTH OF
    NAME POSITION(S)          TIME               PRINCIPAL OCCUPATION(S)
   ADDRESS 1 AND AGE        SERVED 2             DURING PAST FIVE YEARS
------------------------   ----------   ----------------------------------------

OFFICERS:

BRUCE N. ALPERT            Since 2003   Executive   Vice   President  and  Chief
President                               Operating  Officer of Gabelli Funds, LLC
Age: 56                                 since 1988 and an officer of most of the
                                        registered  investment  companies in the
                                        Gabelli/GAMCO Funds complex. Director and President of Gabelli Advisers, Inc.
                                        since 1998.

AGNES MULLADY              Since 2006   Vice  President  of Gabelli  Funds,  LLC
Treasurer                               since  2007;   Officer  of  all  of  the
Age: 49                                 registered  investment  companies in the
                                        Gabelli/GAMCO Funds complex; Senior Vice
                                        President of U.S.  Trust  Company,  N.A.
                                        and   Treasurer   and  Chief   Financial
                                        Officer  of  Excelsior  Funds  from 2004
                                        through 2005; Chief Financial Officer of
                                        AMIC  Distribution  Partners  from  2002
                                        through  2004;   Controller  of  Reserve
                                        Management   Corporation   and   Reserve
                                        Partners,  Inc. and Treasurer of Reserve
                                        Funds from 2000 through 2002.

PETER D. GOLDSTEIN         Since 2004   Director of Regulatory  Affairs at GAMCO
Chief Compliance Officer                Investors,   Inc.   since  2004;   Chief
Age: 54                                 Compliance   Officer   of   all  of  the
                                        registered  investment  companies in the
                                        Gabelli/GAMCO   Funds   complex.    Vice
                                        President   of   Goldman   Sachs   Asset
                                        Management from 2000 through 2004.


1     Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

2 Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board or shareholders, in accordance with the Company By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term or until the date he or she resigns or retires or until his or her successor is elected and qualified.

3 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, (i.e. public companies) or other investment companies registered under the 1940 Act.

4 "Interested person" of the Fund as defined in the 1940 Act. Mario J. Gabelli and John D. Gabelli are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC, which acts as the Funds' investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

STANDING BOARD COMMITTEES

The Board has established three standing committees in connection with their governance of the Company - Audit, Nominating, and Proxy Voting.

The Company's Audit Committee consists of two members: Messrs. Pustorino (Chairman) and Enright, who are Independent Directors of the Company. The Audit Committee operates pursuant to a Charter that was most recently reviewed and approved by the Board on February 22, 2007. As set forth in the Charter, the function of the Audit Committee is oversight; it is managements' responsibility to maintain appropriate systems for accounting and internal control and it is the independent registered public accounting firm's responsibility to plan and carry out a proper audit. The Audit Committee is generally responsible for reviewing and evaluating issues related to the accounting and financial reporting policies and practices of the Company, its internal controls, and, as appropriate, the internal controls of certain service providers, overseeing the quality and objectivity of the Fund's financial statements and the audit thereof, and to act as a liaison between the Board and the Company's independent registered public accounting firm. During the fiscal year ended September 30, 2007, the Audit Committee met twice.

The Company's Nominating Committee consists of three members: Messrs. Colavita (Chairman), Enright, and Morrissey, who are Independent Directors of the Company. The Nominating Committee is responsible for selecting and recommending qualified candidates to the full Board in the event that a position is vacated or created. The Nominating Committee would consider, under procedures adopted by the Board, recommendations by shareholders if a vacancy were to exist. Such recommendations should be forwarded to the Secretary of the Company. The Nominating Committee did not meet during the fiscal year ended September 30, 2007. The Company does not have a standing compensation committee.


The Company's Proxy Voting Committee consists of three members: Messrs. Pustorino (Chairman), Morrissey, and Zizza, who are Independent Directors of the Company. Under certain circumstances and pursuant to specific procedures and guidelines, the Proxy Voting Committee will, in place of the Company's Adviser, exercise complete control and discretion over the exercise of all rights to vote or consent with respect to certain securities owned by the Funds. The Proxy Voting Committee meets periodically on an as needed basis to consider such matters and met once during the fiscal year ended September 30, 2007.

DIRECTOR OWNERSHIP OF FUND SHARES


Set forth in the table below is the dollar range of equity securities in each Fund beneficially owned by each Director and the aggregate dollar range of equity securities in the Gabelli/GAMCO Fund complex (the " Fund Complex") beneficially owned by each Director as of December 31, 2007.

                                                                        DOLLAR RANGE       AGGREGATE DOLLAR
                                                                        OF EQUITY           RANGE OF EQUITY
                                                                        SECURITIES HELD   SECURITIES HELD IN
    NAME OF DIRECTOR                           FUND                     IN EACH FUND*        FUND COMPLEX*
-------------------------   -----------------------------------------   ---------------   ------------------
INTERESTED DIRECTORS:

Mario J. Gabelli            The Gabelli Small Cap Growth Fund                  E
                            The Gabelli Equity Income Fund                     E                   E
                            The Gabelli Woodland Small Cap Value Fund          E

John D. Gabelli**           The Gabelli Small Cap Growth Fund                  D
                            The Gabelli Equity Income Fund                     B                   D
                            The Gabelli Woodland Small Cap Value Fund          B

INDEPENDENT DIRECTORS:

Anthony J. Colavita***      The Gabelli Small Cap Growth Fund                  C
                            The Gabelli Equity Income Fund                     D                   E
                            The Gabelli Woodland Small Cap Value Fund          C

Vincent D. Enright          The Gabelli Small Cap Growth Fund                  D
                            The Gabelli Equity Income Fund                     D                   E
                            The Gabelli Woodland Small Cap Value Fund          A

Robert J. Morrissey         The Gabelli Small Cap Growth Fund                  E
                            The Gabelli Equity Income Fund                     D                   E
                            The Gabelli Woodland Small Cap Value Fund          A

Anthony R. Pustorino***     The Gabelli Small Cap Growth Fund                  E
                            The Gabelli Equity Income Fund                     B                   E
                            The Gabelli Woodland Small Cap Value Fund          C

Anthonie C. van Ekris***    The Gabelli Small Cap Growth Fund                  E
                            The Gabelli Equity Income Fund                     E                   E
                            The Gabelli Woodland Small Cap Value Fund          C

Salvatore J. Zizza          The Gabelli Small Cap Growth Fund                  A
                            The Gabelli Equity Income Fund                     A                   E
                            The Gabelli Woodland Small Cap Value Fund          A


----------
*     KEY TO DOLLAR RANGES- INFORMATION AS OF DECEMBER 31, 2007.

A.    None

B.    $1 - $10,000

C.    $10,001 - $50,000

D.    $50,001 - $100,000

E.    Over $100,000

** Mr. John Gabelli is a trustee on accounts for which he disclaims beneficial ownership.


*** Mr. Colavita and Mr. Pustorino each beneficially owns less than 1% of the common stock of The LGL Group, Inc., formerly Lynch Corporation, having a value of $9,071 and $20,427 respectively, as of December 31, 2007. Mr. van Ekris beneficially owns less than 1% of the common stock of (1) The LGL Group, Inc. having a value of $10,880 as of December 31, 2007 and (ii) LICT Corp. having a value of $103,200 as of December 31, 2007. The LGL Group, Inc. and LICT Corp. may be deemed to be controlled by Mario J. Gabelli and/or affiliates and in that event would be deemed to be under common control with the Fund's Adviser.


DIRECTOR AND OFFICER COMPENSATION


No director, officer, or employee of the Adviser or an affiliated company receives any compensation from the Funds for serving as an officer or Director of the Company. The Company pays each Independent Director who is not a director, officer, or employee of the Adviser or any of its affiliates $6,000 per annum and $1,000 per meeting attended in person and $500 by telephone and reimburses each Director for related travel and out-of-pocket expenses. The Company also pays each Director serving as a member of the Audit, Proxy, or Nominating Committees a fee of $500 per meeting attended. Directors and officers of the Funds who are employed by the Adviser or an affiliated company receive no compensation or expense reimbursement from the Company.

The following table sets forth certain information regarding the compensation of the Company's Directors. No executive officer or person affiliated with the Company received compensation in excess of $120,000 from the Company for the fiscal year ended September 30, 2007.

                               COMPENSATION TABLE

              Aggregate Compensation From Registrant (Fiscal Year)

--------------------------------------------------------------------------------
                                                         AGGREGATE COMPENSATION
  NAME OF PERSON AND       AGGREGATE COMPENSATION FROM      FROM THE COMPANY
      POSITION                      THE FUNDS               AND FUND COMPLEX*
--------------------------------------------------------------------------------
Mario J. Gabelli
   Director                         $0                      $0            (26)
--------------------------------------------------------------------------------
Anthony J. Colavita
   Director                         $10,000                 $225,000      (35)
--------------------------------------------------------------------------------
Vincent D. Enright
   Director                         $11,042                 $96,997       (15)
--------------------------------------------------------------------------------
John D. Gabelli
   Director                         $0                      $0            (10)
--------------------------------------------------------------------------------
Robert J. Morrissey
   Director                         $9,500                  $40,500       (6)
--------------------------------------------------------------------------------
Anthony R. Pustorino
   Director                         $11,167                 $141,500      (14)
--------------------------------------------------------------------------------
Anthonie C. van Ekris
   Director                         $10,000                 $100,247      (19)
--------------------------------------------------------------------------------
Salvatore J. Zizza
   Director                         $10,531                 $166,250      (26)
--------------------------------------------------------------------------------

----------
* Represents the total compensation paid to such persons for the calendar year ended December 31, 2007. The parenthetical number represents the number of investment companies (including the Funds or portfolios thereof) from which such person receives compensation and which are considered part of the same "fund complex" as the Company because they have common or affiliated investment advisers.


CODE OF ETHICS


The Company, its Adviser, and Distributor have adopted a code of ethics (the "Code of Ethics") under Rule 17j-1 of the 1940 Act. The Code of Ethics permits personnel, subject to the Code of Ethics and its restrictive provisions, to invest in securities, including securities that may be purchased or held by the Funds.


PROXY VOTING POLICIES


The Company, on behalf of the Funds, has delegated the voting of portfolio securities to the Adviser. The Adviser has adopted proxy voting policies and procedures (the "Proxy Voting Policy") for the voting of proxies on behalf of client accounts for which the Adviser has voting discretion, including the Funds. Under the Proxy Voting Policy, portfolio securities held by a Fund are to be voted in the best interests of that Fund.


Normally, the Adviser exercises proxy voting discretion on particular types of proposals in accordance with guidelines (the "Proxy Guidelines") set forth in the Proxy Voting Policy. The Proxy Guidelines address, for example, proposals to elect the board of directors, to classify the board of directors, to select the independent registered public accounting firm, to issue blank check preferred stock, to use confidential ballots, to eliminate cumulative voting, to require shareholder ratification of poison pills, to support fair price provisions, to require a supermajority shareholder vote for charter or bylaw amendments, to provide for director and officer indemnification and liability protection, to increase the number of authorized shares of common stock, to allow greenmail, to limit shareholders' rights to call special meetings, to consider the non-financial effects of a merger, to limit shareholders' rights to act by written consent, to approve executive and director compensation plans (including golden parachutes), to limit executive and director pay, to approve stock option plans, to opt in or out of state takeover statutes, and to approve mergers, acquisitions, corporate restructuring, spin-offs, buyouts, asset sales, or liquidations.


A Proxy Voting Committee comprised of senior representatives of the Adviser and its affiliated investment advisers has the responsibility for the content, interpretation, and application of the Proxy Guidelines. In general, the Director of Proxy Voting Services, using the Proxy Guidelines, recommendations of Institutional Shareholder Services Inc. ("ISS") and its Corporate Governance Service, other third-party services, and the analysts of Gabelli & Company, Inc. (the "Distributor"), will determine how to vote on each issue. For non-controversial matters, the Director of Proxy Voting Services may vote the proxy if the vote is (1) consistent with the recommendations of the issuer's board of directors and not contrary to the Proxy Guidelines; (2) consistent with the recommendations of the issuer's board of directors and is a non-controversial issue not covered by the Proxy Guidelines; or (3) contrary to the recommendations of the issuer's board of directors but is consistent with the Proxy Guidelines.


All matters identified by the Chairman of the Proxy Voting Committee, the Director of Proxy Voting Services, or the Adviser's Legal Department as controversial, taking into account the recommendations of ISS or other third party services and the analysts of the Distributor, will be presented to the Proxy Voting Committee. If the Chairman of the Proxy Voting Committee, the
Director of Proxy Voting Services, or the Adviser's Legal Department has identified the matter as one that (1) is controversial; (2) would benefit from deliberation by the Proxy Voting Committee; or (3) may give rise to a conflict of interest between the Adviser and its clients, the Chairman of the Proxy Voting Committee will initially determine what vote to recommend that the Adviser should cast and the matter will go before the Proxy Voting Committee.


For matters submitted to the Proxy Voting Committee, each member of the Proxy Voting Committee will receive, prior to the meeting, a copy of the proxy statement, any relevant third party research, a summary of any views provided by the Chief Investment Officer and any recommendations by the Distributor's analysts. The Chief Investment Officer or the Distributor's analysts may be invited to present their viewpoints. If the Adviser's Legal Department believes that the matter before the Proxy Voting Committee is one with respect to which a conflict of interest may exist between the Adviser and its clients, legal counsel will provide an opinion to the Proxy Voting Committee concerning the conflict. If legal counsel advises that the matter is one in which the interests of the clients of the Adviser may diverge, the Proxy Voting Committee may make different recommendations as to different clients. For any matters where the recommendation may trigger appraisal rights, counsel will advise concerning the likely risks and merits of such an appraisal action.


Where a proxy proposal raises a material conflict between the interests of the Funds' shareholders on the one hand, and those of the Funds' Adviser, or the principal underwriters or other principal underwriter on the other hand, the conflict will be brought to the Board's Proxy Voting Committee of the Company to determine a resolution. The Proxy Voting Committee may determine to resolve such conflicts itself, may ask the Independent Directors of the relevant Funds to vote the proxies, which would potentially include the Proxy Voting Committee, or may delegate the voting of such proxies to an independent person.

Each matter submitted to the Proxy Voting Committee will be determined by the vote of a majority of the members present at the meeting. Should the vote concerning one or more recommendations be tied in a vote of the Committee, the Chairman of the Proxy Voting Committee will break the tie. The Proxy Voting Committee will notify the proxy department of its decisions and the proxies will be voted accordingly.


The Company filed Form N-PX with each Fund's complete proxy voting record for the 12 months ended June 30, 2007. This filing for the Company is available without charge, upon request, by calling toll-free (800) 422-3554 and on the SEC's website at www.sec.gov.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


As of January 10, 2008, the following persons were known to own of record or beneficially 5% or more of the outstanding voting securities of any class of any
Fund:

NAME AND ADDRESS                                       % OF CLASS   NATURE OF OWNERSHIP
---------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND:

Class AAA    Cardinal Bank TTEE FBO                       6.69%           Record
             National Automobile Dealers & Assoc.
                Retirement Trust
             8270 Greensboro Dr., Suite 400
             McLean, VA 22102-3879

             Charles Schwab & Co., Inc.                  31.36%+          Record
             Special Custody Acct FBO
             Exclusive Benefit of Customers
             Attn Mutual Funds
             101 Montgomery Street
             San Francisco, CA 94104-4151

Class A      Los Alamos County Pension Plan              17.29%           Record
             Hand Benefits & Trust Co. TTEE
             5700 NW Central Drive
             Houston, TX 77092-2039

Class B      Pershing LLC                                15.37%           Record
             P.O. Box 2052
             Jersey City, NJ 07303-2052

             Oppenheimer & Co., Inc. Custodian           24.25%           Record
             FBO Sep IRA
             6296 Quaker Hill Drive
             West Bloomfield, MI 48322-3113

             Stifel Nicolaus & Co., Inc.                 23.29%           Record
             FBO Customer Account
             501 North Broadway
             St. Louis, MO 63102-2131

             Stifel Nicolas & Co., Inc.                   7.51%           Record
             FBO Customer Account
             501 North Broadway
             St. Louis, MO 63102-2123

NAME AND ADDRESS                                       % OF CLASS   NATURE OF OWNERSHIP
---------------------------------------------------------------------------------------
             Pershing LLC                                 6.95%           Record
             P.O. Box 2052
             Jersey City, NJ 07303-2052

             Pershing LLC                                 5.99%           Record
             P.O. Box 2052
             Jersey City, NJ 07303-2052

             Pershing LLC                                 6.72%           Record
             P.O. Box 2052
             Jersey City, NJ 07303-2052

EQUITY INCOME FUND:

Class AAA    Charles Schwab & Co., Inc.                  22.82%           Record
             Special Custody Acct FBO
             Exclusive Benefit of Customers
             Attn Mutual Funds
             101 Montgomery Street
             San Francisco, CA 94104-4151

Class A      Citigroup Global Markets, Inc.               9.87%           Record
             House Account
             11155 Red Run Blvd
             Owings Mills, MD 21117-3256

Class B      MS & CO C/F                                 11.41%           Record
             IRA Rollover
             94-1049 Leomana Pl.
             Waipahu, HI 96797-4079

             NFS LLC FEBO                                 8.59%           Record
             FBO Customer Account
             10 Cedar Lane
             Old Saybrook, CT 06475-2403

             MS & CO C/F                                 33.65%+          Record
             FBO Customer Account
             8166 W. 90th Ave.
             Westminster, CO 80021-4504

             A.G. Edwards & Sons C/F                     15.29%           Record
             IRA Account
             84 Lowell St.
             Methuen, MA 01844-3614

NAME AND ADDRESS                                       % OF CLASS   NATURE OF OWNERSHIP
---------------------------------------------------------------------------------------
             A.G. Edwards & Sons C/F                      5.77%           Record
             Rollover IRA Account
             22 Falconer Ave.
             Milford, NH 03055-4104

             MS & CO C/F                                  9.51%           Record
             IRA Rollover
             500 Celestial Pointe
             Tustin, CA 92782

             Raymond James & Assoc., Inc.                 7.59%           Record
             FBO IRA
             3021 Whittaker Island Road
             Williamsburg, VA 23185-7671

Class C      Citigroup Global Markets, Inc.              26.56%+          Record
             House Account
             11155 Red Run Blvd
             Owings Mills, MD 21117-3256

WOODLAND SMALL CAP VALUE FUND:

Class AAA    Charles Schwab & Co., Inc.                   6.86%           Record
             Special Custody Acct FBO
             Exclusive Benefit of Customers
             Attn Mutual Funds
             101 Montgomery Street
             San Francisco, CA 94104-4151

             Max H. Shalom                                5.66%           Record
             FBO Customer Account
             1957 E. 4th St.
             Brooklyn, NY 11223-2827

             Elizabeth M. Lilly                           5.97%           Record
             27 Kenwood Pkwy.
             St. Paul, MN 55105-3511

             Pershing LLC                                 6.35%           Record
             P.O. Box 2052
             Jersey City, NJ 07303-2052

NAME AND ADDRESS                                       % OF CLASS   NATURE OF OWNERSHIP
---------------------------------------------------------------------------------------
Class A      Keith M. Hladek                              8.50%           Record
             3 Nathalie Ct.
             Cortlandt Manor, NY 10567-6240

             State Street Bank & Trust                   68.44%+          Record
             Cust for the Sep IRA A/C
             FBO Customer Account
             9166 Shetler Road
             Lima, NY 14485-9311

             State Street Bank & Trust                   10.26%           Record
             Cust for the Sep IRA A/C
             1615 East Ave
             McLean, VA 22101-4105

             Wells Fargo Investments, LLC                10.30%           Record
             625 Marquette Ave S 13th Fl
             Minneapolis, MN 55402-2308

Class B      GAMCO Investors, Inc.                      100.00%++         Beneficial
             ATTN:  Chief Financial Officer
             One Corporate Cener
             Rye, NY 10580-1485

Class C      Raymond James & Assoc. Inc.                 26.35%+          Record
             FBO TTEE
             1469 Kimbrough Rd.
             Germantown, TN 38138-2404

             Raymond James & Assoc. Inc.                  8.65%           Record
             FBO IRA
             1500 Stonegate Pass
             Germantown, TN 38138-2017

             Raymond James & Assoc. Inc.                  6.48%           Record
             FBO IRA
             5111 Ross Rd.
             Memphis, TN 38141-8425

             Raymond James & Assoc. Inc.                  5.97%           Record
             FBO IRA
             431 Cairn CV
             Cordova, TN 38018-6742

NAME AND ADDRESS                                       % OF CLASS   NATURE OF OWNERSHIP
---------------------------------------------------------------------------------------
             Raymond James & Assoc. Inc.                  7.17%           Record
             FBO IRA
             8048 Cinders Rd.
             Bartlett, TN 38133-2024


----------
+     Beneficial ownership is disclaimed.

++ Beneficial ownership of shares representing 25% or more of the outstanding shares of the Funds may be deemed to represent control, as that term is defined in the 1940 Act.


As of January 10, 2008, as a group, the officers and Directors of each Fund owned less than 1% of the Equity Income Fund and the Small Cap Growth Fund and 4.60% of the Woodland Small Cap Value Fund, aggregating all classes of each Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISER


The  Adviser  is a  New  York  limited  liability  company  which  serves  as an investment  adviser  to  16  open-end  investment  companies  and  9  closed-end investment companies with aggregate assets in excess of $16.9 billion as of September 30, 2007. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Mr. Mario J. Gabelli may be deemed a "controlling person" of the Adviser on the basis of his controlling interest in GAMCO Investors, Inc. ("GBL"), the parent company of the Adviser. The Adviser has several affiliates that provide investment advisory services: GAMCO Asset Management Inc. ("GAMCO"), acts as investment adviser for individuals, pension trusts, profit-sharing trusts and endowments and as sub-adviser to certain third party investment funds, which include registered investment companies and had assets under management of approximately of $13.8 billion as of September 30, 2007. Gabelli Advisers, Inc., a subsidiary of GBL, acts as investment adviser to The GAMCO Westwood Funds with assets under management of approximately $443 million as of September 30, 2007; Gabelli Securities, Inc., a majority-owned subsidiary of GBL, acts as investment adviser to certain alternative investments products, consisting primarily of risk arbitrage and merchant banking limited partnerships and offshore companies, with assets under management of approximately $491 million as of September 30, 2007; and Gabelli Fixed Income, LLC acts as investment adviser for separate accounts having assets under management of approximately $27.2 million as of September 30, 2007. Each of the forgoing companies is a subsidiary of GBL.


Affiliates of the Adviser may, in the ordinary course of their business, acquire for their own account or for the accounts of their advisory clients, significant (and possibly controlling) positions in the securities of companies that may also be suitable for investment by the Funds. The securities in which the Funds might invest may thereby be limited to some extent. For instance, many companies in the past several years have adopted so-called "poison pill" or other defensive measures designed to discourage or prevent the completion of non-negotiated offers for control of the company. Such defensive measures may have the effect of limiting the shares of the company which might otherwise be acquired by the Funds if the affiliates of the Adviser or their advisory accounts have or acquire a significant position in the same securities. However, the Adviser does not believe that the investment activities of its affiliates will have a material adverse effect upon the Funds in seeking to achieve their investment objectives. Securities purchased or sold pursuant to contemporaneous orders entered on behalf of the investment company accounts of the Adviser or the advisory accounts managed by its affiliates for their unaffiliated clients are allocated pursuant to principles believed to be fair and not disadvantageous to any such accounts. In addition, all such orders are accorded priority of execution over orders entered on behalf of accounts in which the Adviser or its affiliates have a substantial pecuniary interest. The Adviser may on occasion give advice or take action with respect to other clients that differs from the actions taken with respect to the Funds. The Funds may invest in the securities of companies which are investment management clients of GAMCO. In addition, portfolio companies or their officers or directors may be minority shareholders of the Adviser or its affiliates.


The Adviser currently serves as investment adviser to the Funds pursuant to investment advisory contracts (the "Contracts"). Pursuant to the Contracts, which were initially approved by each Fund's sole shareholder on October 2, 1991 for the Small Cap Growth Fund, December 9, 1991 for the Equity Income Fund and December 31, 2002 for the Woodland Small Cap Value Fund, the Adviser furnishes a continuous investment program for each Fund's portfolio, makes the day-to-day investment decisions for the Funds, arranges the portfolio transactions for each Fund, and generally manages each Fund's investments in accordance with the stated policies of each Fund, subject to the general supervision of the Board.

Under the Contracts, the Adviser also: (i) provides the Funds with the services of persons competent to perform such supervisory, administrative, and clerical functions as are necessary to provide effective administration of the Funds, including maintaining certain books and records and overseeing the activities of the Funds Custodian and Transfer Agent; (ii) oversees the performance of administrative and professional services to the Funds by others, including PFPC, Inc., the Funds' Sub-Administrator, State Street Bank and Trust Company ("State Street"), the Funds' Custodian, Transfer Agent, and Dividend Disbursing Agent, as well as accounting, auditing, and other services performed for the Funds;
(iii) provides the Funds with adequate office space and facilities; (iv) supervises the preparation of, but does not pay for, the periodic updating of the Funds' registration statement, Prospectuses, and SAI, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, the Funds' tax returns, and reports to each Fund's shareholders and the SEC; (v) supervises, but does not pay for the calculation of the NAV per share of each class of each Fund; (vi) supervises the preparation of, but does not pay for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification of the Funds and/or their shares under such laws; and (vii) prepares notices and agendas for meetings of the Company Board and minutes of such meetings in all matters required by applicable law to be acted upon by the Board.


The cost of calculating each Fund's NAV per share is an expense payable by the Company pursuant to the Contracts. To the extent that a portion of the sub-administration fee is used to pay for personnel and equipment related to calculating the NAV, each Fund will reimburse the Adviser for such expense up to $45,000 in connection with the cost of computing the Funds' NAV. During the fiscal year ended September 30, 2007, the Funds reimbursed the Adviser $45,000, $45,000, and $0 for the Small Cap Growth Fund, Equity Income Fund, and Woodland Small Cap Value Fund, respectively, in connection with the cost of computing each Fund's NAV.

The Contracts provide that absent willful misfeasance, bad faith, gross negligence, or reckless disregard of its duty, the Adviser and its employees, officers, directors, and controlling persons are not liable to the Funds or any of their investors for any act or omission by the Adviser or for any error of judgment or for losses sustained by the Funds. However, the Contracts provide that the Funds are not waiving any rights they may have with respect to any violation of law which cannot be waived. The Contracts also provide indemnification for the Adviser and each of these persons for any conduct for which they are not liable to the Funds. The Contracts in no way restrict the Adviser from acting as adviser to others. The Funds have agreed by the terms of the Contract that the word "Gabelli" in its name is derived from the name of the Adviser which in turn is derived from the name of Mario J. Gabelli; that such name is the property of the Adviser for copyright and/or other purposes; and that, therefore, such name may be freely used by the Adviser for other investment companies, entities, or products. The Funds have further agreed that in the event that for any reason, the Adviser ceases to be its investment adviser, the Funds will, unless the Adviser otherwise consents in writing, promptly take all steps necessary to change its name to one which does not include "Gabelli."

By their terms, the Contracts will remain in effect from year to year, provided each such annual continuance is specifically approved by the Company's Board or by a "majority" (as defined pursuant to the 1940 Act) vote of its shareholders and, in either case, by a majority vote of the Independent Directors cast in person at a meeting called specifically for the purpose of voting on the continuance of the Contracts. The Contracts are terminable without penalty by each Fund on sixty days' written notice when authorized either by a majority vote of its outstanding voting shares or by a vote of a majority of its Board, or by the Adviser on sixty days' written notice, and will automatically terminate in the event of its "assignment" as defined by the 1940 Act.

As compensation for the Adviser's services and related expenses borne by the Adviser, each Fund pays the Adviser a fee computed daily and payable monthly at the annual rate of 1.00% of each Fund's net assets and allocable to each class on the basis of assets attributable to such class. For the last three fiscal years ended September 30, each Fund paid investment advisory fees to the Adviser amounting to:


                   Advisory Fees Paid to Adviser by Each Fund
                        (Fiscal years ended September 30)


                                    2007             2006            2005
------------------------------------------------------------------------------

Small Cap Growth Fund           $  8,620,634     $ 7,547,841     $ 6,897,602
------------------------------------------------------------------------------
Equity Income Fund              $ 10,230,112     $ 7,036,963     $ 4,550,011
------------------------------------------------------------------------------
Woodland Small Cap Value Fund   $     97,004(1)  $   108,766(1)  $    62,004(1)
------------------------------------------------------------------------------

(1) Amount reflects advisory fees prior to reimbursement of expenses by the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Woodland Small Cap Value Fund to the extent necessary to maintain the Fund's Total Annual Fund Operating Expenses (excluding brokerage, interest, taxes, and extraordinary expenses) at certain specified levels. Pursuant to this agreement, the Adviser reimbursed expenses of the Woodland Small Cap Value Fund as follows:

          Advisory Fees Reimbursed by the Woodland Small Cap Value Fund
                        (Fiscal years ended September 30)

                                              ADVISORY FEES
                                                REIMBURSED
                                              -------------
                     2007                     $      30,587
                     2006                     $      32,506
                     2005                     $      61,198

This arrangement will continue until at least through September 30, 2008. In addition, the Fund has agreed, during the two-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Fund Operating Expenses would not exceed 2.00%, 2.00%, 2.75%, 2.75%, and 1.75% on an annualized basis for Class AAA, Class A, Class B, Class C, and Class I Shares, respectively.

PORTFOLIO MANAGER INFORMATION

OTHER ACCOUNTS MANAGED

The table below provides summary information regarding other accounts for which each portfolio manager was primarily responsible for day-to-day management during the fiscal year ended September 30, 2007.

Small Cap Growth Fund, Equity Income Fund and Woodland Small Cap Value Fund:


                                                            # OF ACCOUNTS
                                         TOTAL               MANAGED WITH
                                         # OF                ADVISORY FEE    TOTAL ASSETS WITH
NAME OF PORTFOLIO        TYPE OF       ACCOUNTS     TOTAL      BASED ON     ADVISORY FEE BASED
     MANAGER            ACCOUNTS        MANAGED    ASSETS    PERFORMANCE      ON PERFORMANCE
------------------   ---------------   --------   -------   -------------   ------------------
Mario J. Gabelli     Registered             22    $ 13.8B         7                  5.8B
                     Investment
                     Companies:
                     Other Pooled           13    $284.4M        12               $190.4M
                     Investment
                     Vehicles:
                     Other Accounts:     1,906    $ 12.2B         6               $  1.7B

Elizabeth M. Lilly   Registered              1    $  9.8M         0                    0
                     Investment
                     Companies:
                     Other Pooled            0    $    0          0                    0
                     Investment
                     Vehicles:
                     Other Accounts:         5    $ 23.2M         0                    0


POTENTIAL CONFLICTS OF INTEREST


Actual or apparent conflicts of interest may arise when the Portfolio Managers also have day-to-day management responsibilities with respect to one or more other accounts. These potential conflicts include:


ALLOCATION OF LIMITED TIME AND ATTENTION. Because the portfolio managers manage more than one account, they may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if they were to devote substantially more attention to the management of only a Fund.

ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES. If the portfolio managers identify an investment opportunity that may be suitable for multiple accounts, the or Funds may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among these accounts or other accounts managed primarily by other portfolio managers of the Adviser and its affiliates.


PURSUIT OF DIFFERING STRATEGIES. At times, a Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the accounts for which they exercise investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more other accounts.


SELECTION OF BROKER/DEALERS. A Portfolio Manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds or accounts that he or she supervises. In addition to providing execution of trades, some brokers and dealers provide the Adviser with brokerage and research services. These services may be more beneficial to certain funds or accounts of the Adviser and its affiliates than to others. Although the payment of brokerage commissions is subject to the requirement that the Adviser determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds or other accounts that the Adviser and its affiliates manage. In addition, with respect to certain types of accounts (such as pooled investment vehicles and other accounts managed for organizations and individuals), the Adviser may be limited by the client concerning the selection of brokers or may be instructed to direct trades to particular brokers. In these cases, the Adviser or its affiliates may place separate, non-simultaneous transactions in the same security for a Fund and another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of a Fund or the other account. Because of Mr. Gabelli's position with the Funds' Distributor and his indirect majority ownership interest in the Distributor, he may have an incentive to use the Distributor to execute portfolio transactions for the Funds even if using the Distributor is not in the best interest of the Funds.


VARIATION IN COMPENSATION. A conflict of interest may arise where the financial or other benefits available to a portfolio manager differ among the accounts that they manage. If the structure of the Adviser's management fee or the portfolio manager's compensation differs among accounts (such as where certain accounts pay higher management fees or performance-based management fees), the portfolio managers may be motivated to favor certain accounts over others. The portfolio managers also may be motivated to favor accounts in which they have investment interests, or in which the Adviser or its affiliates have investment interests. In Mr. Gabelli's case, the Adviser's compensation (and expenses) for the Funds are marginally greater as a percentage of assets than for certain other accounts and are less than for certain other accounts managed by Mr. Gabelli, while his personal compensation structure varies with near-term performance to a greater degree in certain performance fee based accounts than with non-performance fee based accounts. In addition, he has investment interests in several of the funds managed by the Adviser and its affiliates. Ms. Lilly has investment interests in the mutual fund account she manages. Similarly, the desire to maintain assets under management or to enhance a portfolio manager's performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those accounts that could most significantly benefit that portfolio manager.


The Adviser and the Funds have adopted compliance policies and procedures that are reasonably designed to address the various conflicts of interest that may arise for the Adviser and its staff members. However, there is no guarantee that such policies and procedures will be able to detect and address every situation in which an actual or potential conflict may arise.

COMPENSATION STRUCTURE FOR ELIZABETH M. LILLY

The compensation of portfolio managers for the Gabelli Funds is structured to enable the Adviser to attract and retain highly qualified professionals in a competitive environment. Ms. Lilly receives a compensation package that includes a minimum draw or base salary, equity-based incentive compensation via awards of stock options, and incentive-based variable compensation based on a percentage of net revenue received by the Adviser for managing the Woodland Small Cap Value Fund and separate accounts to the extent that the amount exceeds a minimum level of compensation. Net revenues are determined by deducting from gross investment management fees certain of the firm's expenses (other than the respective portfolio manager's compensation) allocable to the Gabelli Woodland Small Cap Value Fund. This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. Equity-based incentive compensation is based on an evaluation by the Adviser's parent, GAMCO Investors, Inc., of quantitative and qualitative performance evaluation criteria.

COMPENSATION STRUCTURE FOR MARIO J. GABELLI


Mr. Gabelli receives incentive-based variable compensation based on a percentage of net revenues received by the Adviser for managing the Equity Income Fund and Small Cap Growth Fund. Net revenues are determined by deducting from gross investment management fees the firm's expenses (other than Mr. Gabelli's compensation) allocable to these Funds. Additionally, he receives similar incentive-based variable compensation for managing other accounts within the firm. This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. One of the other registered investment companies managed by Mr. Gabelli has a performance (fulcrum) fee arrangement for which his compensation is adjusted up or down based on the performance of the investment company relative to an index. Five closed-end registered investment companies managed by Mr. Gabelli have arrangements whereby the Adviser will only receive its investment advisory fee attributable to the liquidation value of outstanding preferred stock (and Mr. Gabelli would only receive his percentage of such advisory fee) if certain performance levels are met. Mr. Gabelli manages other accounts with performance fees. Compensation for managing these accounts has two components. One component of his compensation is based on a percentage of net revenues received by the Adviser for managing the account. The second component is based on absolute performance of the account, with respect to which a percentage of such performance fee is paid to Mr. Gabelli. As an executive officer of the Adviser's parent company, GAMCO Investors, Inc., Mr. Gabelli also receives ten percent of the net operating profits of the parent company. Mr. Gabelli receives no base salary, no annual bonus, and no stock options.

OWNERSHIP OF SHARES IN THE FUND

Set forth in the table below is the dollar range of equity securities in the Funds beneficially owned by each of the portfolio managers:


                                                       DOLLAR RANGE OF EQUITY
                                                             SECURITIES
      NAME                         FUND                  HELD IN EACH FUND*
-------------------   ------------------------------   ----------------------

Mario J. Gabelli      Small Cap Growth Fund                       G
                      Equity Income Fund                          G
                      Woodland Small Cap Value Fund               E

Elizabeth M. Lilly    Woodland Small Cap Value Fund               G

----------
*     Key to Dollar Ranges- Information as of September 30, 2007.

A.    None
B.    $1 - $10,000
C.    $10,001 - $50,000
D.    $50,001 - $100,000
E.    $100,001 - $500,000
F.    $500,001 - $1,000,000
G.    over $1,000,000


THE SUB-ADMINISTRATOR


The Adviser has entered into an agreement (the "Sub-Administration Agreement") with PFPC Inc. (the "Sub-Administrator"), which is located at 760 Moore Road, King of Prussia, Pennsylvania 19406. Under the Sub-Administration Agreement, the Sub-Administrator (a) assists in supervising all aspects of the Corporation's operations except those performed by the Adviser under its advisory agreement with the Funds'; (b) supplies the Funds with office facilities (which may be in the Sub-Administrator's own offices), statistical and research data, data processing services, clerical, accounting, and bookkeeping services, including, but not limited to, the calculation of the NAV of each class of each Funds' shares, internal auditing and regulatory administration services, internal executive and administrative services, and stationery and office supplies; (c) prepares and distributes materials for all of the Company's Board meetings, including the mailing of all Board materials and collates the same materials into the Board books and assists in the drafting of minutes of the Board meetings; (d) prepares reports to the Company's shareholders, tax returns and reports to and filings with the SEC and state "Blue Sky" authorities; (e) provides any equipment or services necessary for the purpose of pricing shares or valuing each Fund's investment portfolio, (f) provides compliance testing of all Fund activities against applicable requirements of the 1940 Act and the rules thereunder, the Code, and the each Fund's investment restrictions; (g) furnishes to the Adviser such statistical and other factual information and information regarding economic factors and trends as the Adviser from time to time may require; and (h) generally provides all administrative services that may be required for the ongoing operation of the Company in a manner consistent with the requirements of the 1940 Act.

For the services it provides, the Adviser pays the Sub-Administrator an annual fee based on the value of the aggregate average daily net assets of all funds under its administration managed by the Adviser as follows: up to $10 billion-0.0275%; $10 billion to $15 billion- 0.0125%; over $15 billion- 0.0100%. The
Sub-Administrator's fee is paid by the Adviser and will result in no additional expenses to the the Funds.


COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP, Four Times Square, New York, New York 10036, serves as the Company's legal counsel.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP ("E&Y"), 2001 Market Street, Philadelphia, PA 19103, independent registered public accounting firm, has been selected to audit the Funds' annual financial statements.


CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

State Street, 225 Franklin Street, Boston, Massachusetts 02110 is the Custodian for each Fund's cash and securities. Boston Financial Data Services, Inc. ("BFDS"), an affiliate of State Street, located at The BFDS Building, 30 Dan Road, Canton, MA 02021-2809, performs the shareholder services on behalf of State Street and acts as each Fund's transfer agent and dividend disbursing agent. Neither BFDS or State Street assists in or is responsible for investment decisions involving assets of the Funds.

DISTRIBUTOR


To implement each Fund's 12b-1 Plans, each Fund has entered into a Distribution Agreement with the Distributor, a New York corporation which is an indirect, majority-owned subsidiary of GAMCO Investors, Inc. having its principal offices located at One Corporate Center, Rye, New York 10580-1422. The Distributor acts as agent of each Fund's shares on a best efforts basis. The Distributor also acts as distributor for other funds in the Gabelli Fund Complex.

Set forth in the table below is the amount of commissions and other compensation received by the Distributor during the fiscal year ended September 30, 2007.

                                                      SALES CHARGES
                                FISCAL YEAR ENDED        PAID BY        AMOUNTS RETAINED BY
                                  SEPTEMBER 30,     FUND SHAREHOLDERS       DISTRIBUTOR
                                -----------------   -----------------   -------------------
Small Cap Growth Fund                  2005              $ 23,567             $ 8,278
                                       2006              $ 35,011             $ 5,562
                                       2007              $175,012             $33,725

Equity Income Fund                     2005              $ 78,260             $18,028
                                       2006              $179,078             $35,797
                                       2007              $196,376             $35,116

Woodland Small Cap Value Fund          2005              $    355             $ 1,640
                                       2006              $  2,930             $   765
                                       2007              $    854             $   126

Set forth in the table below is the amount of commissions and other compensation received by the Distributor during the fiscal year ended September 30, 2007.


                                     NET
                                 UNDERWRITING   COMPENSATION ON
                                DISCOUNTS AND   REDEMPTIONS AND    BROKERAGE        OTHER
                                 COMMISSIONS      REPURCHASES     COMMISSIONS   COMPENSATION
                                -------------   ---------------   -----------   ------------
Small Cap Growth Fund              $ 35,500         $ 1,415        $ 209,215         --
Equity Income Fund                 $ 34,412         $ 2,077        $ 394,803         --
Woodland Small Cap Value Fund      $  1,230         $   286        $   1,410         --


                               DISTRIBUTION PLANS


Each Fund has adopted a separate distribution and service plan (each, a "Plan" and collectively the "Plans") pursuant to Rule 12b-1 under the 1940 Act on behalf of each Fund's Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Payments may be made by each Fund under each Plan for the purpose of financing any activity primarily intended to result in the sales of shares in the class to which such Plan relates as determined by the Board. Such activities typically include advertising, compensation for sales and marketing activities of the Distributor and other banks, broker-dealers and service providers; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest, and other overhead. To the extent any activity is one which a Fund may finance without a distribution plan, a Fund may also make payments to finance such activity outside of the Plans and not be subject to their limitations. Payments under the Plans are not dependent on distribution expenses actually incurred by the Distributor. The Plans compensate the Distributor regardless of expense and accordingly a portion of the payments by each Fund may be used indirectly to finance distribution activities on behalf of other Gabelli/GAMCO funds, and a portion of the payments by such other funds may be used to finance distribution activities on behalf of each Fund. The Plans are intended to benefit the Funds, among other things, by increasing its assets and thereby reducing the Funds' expense ratio.

Under its terms, each Plan remains in effect so long as its continuance is specifically approved at least annually by vote of the Company's Board, including a majority of the Independent Directors. No Plan may be amended to materially increase the amount to be spent for services provided by the Distributor thereunder without shareholder approval, and all material amendments of any Plan must also be approved by the Directors in the manner described above. Each Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund (as defined in the 1940 Act). Under each Plan, the Distributor will provide the Directors with periodic reports of amounts expended under each Plan and the purpose for which such expenditures were made.


Pursuant to each Plan, the Board will review at least quarterly a written report of the distribution expenses incurred on behalf of each class of shares of each Fund by the Distributor. The report includes an itemization of the distribution expenses and the purposes of such expenditures.

For the fiscal year ended September 30, 2007, the Small Cap Growth Fund, Equity Income Fund, and Woodland Small Cap Value Fund incurred distribution costs of $2,194,313, $2,652,109 and $27,130, respectively, to the Distributor for underwriting. The Plan compensates the Distributor regardless of its expense.


                         Distribution Costs and Expenses
                 Incurred for the Year Ended September 30, 2007


                                 Class AAA     Class A   Class B    Class C
----------------------------------------------------------------------------
Small Cap Growth Fund           $ 2,130,243   $ 11,863   $ 1,240   $  50,967
----------------------------------------------------------------------------
Equity Income Fund              $ 2,498,174   $ 27,827   $ 3,497   $ 122,611
----------------------------------------------------------------------------
Woodland Small Cap Value Fund   $    23,116   $    176   $     2   $   3,836

For the fiscal year ended September 30, 2007, the Distributor identified expenditures for the Small Cap Growth Fund, Equity Income Fund, and Woodland Small Cap Value Fund, respectively, of approximately: $1,000, $1,600, and $0 for advertising and promotion, $44,300, $59,700, and $8,800 for printing, postage and stationery, $10,000, $19,100, and $1,100 for overhead support expenses, $30,900, $58,300, and $0 for advanced commissions, $250,200, $386,700 and $8,300 for salaries of personnel of the Distributor and $1,397,900, $1,906,800 and $4,700 for third party servicing fees.

Pursuant to the Plans, each Fund pays the Distributor 0.25% of their average daily net assets of Class AAA Shares and Class A Shares and 1.00% (0.25% for service and 0.75% for distribution) of its average daily net assets of Class B Shares and Class C Shares. Due to the possible continuing nature of Rule 12b-1 payments, long-term investors may pay more than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority. Pursuant to the Distribution Agreements, each Fund appoints the Distributor as its general distributor and exclusive agent for the sale of that Fund's shares. Each Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under federal securities laws. The Distribution Agreements shall remain in effect from year to year provided that continuance of such agreements shall be approved at least annually by the Company's Board, including a vote of a majority of the Independent Directors cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party thereto upon 60 days' written notice.


The amounts included in a previous paragraph as third party servicing fees include amounts paid to the providers of various programs that make shares available to their customers. Subject to tax limitations and approvals by the Board, each of the Funds also make payments to the providers of these programs, out of their assets other than Rule 12b-1 payments, in amounts not greater than the savings of expenses a Fund would otherwise incur in maintaining shareholder accounts for those who invest in a Fund directly rather than through these programs. The Adviser and its affiliates may also pay for all or a portion of these program's charges out of their financial resources other than Rule 12b-1 fees.


Class A, Class B, and Class C Shares for each Fund were first offered to the public on December 31, 2003. (Except for Woodland Small Cap Value Fund which commenced investment operations for all classes on December 31, 2002). Class I Shares are expected to be issued in 2008.

Shares of the Funds may also be purchased through shareholder agents that are not affiliated with the Company or the Distributor. There is no sales or service charge imposed by the Funds other than as described in the Prospectus for Class A, Class B, Class C, and Class I Shares under the "Classes of Shares" section, but agents who do not receive distribution payments or sales charges may impose a charge to the investor for their services. Such fees may vary among agents, and such agents may impose higher initial or subsequent investment requirements than those established by the Funds. Services provided by broker-dealers may include allowing the investor to establish a margin account and to borrow on the value of the Funds' shares in that account. It is the responsibility of the shareholder's agent to establish procedures which would assure that upon receipt of an order to purchase shares of the Funds the order will be transmitted so that it will be received by the Distributor before the time when the price applicable to the buy order expires.

No Independent Director of the Company had a direct or indirect financial interest in the operation of any Plan or related agreements. Those interested persons who beneficially own stock in affiliates of the Adviser or the Distributor or are employed by one of the Gabelli companies may be deemed to have an indirect financial interest.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

The Adviser and its affiliates currently serve as investment adviser to a number of investment companies and private account clients and may in the future act as adviser to others. It is the policy of the Adviser and its affiliates to allocate investments suitable and appropriate for each such client in a manner believed by the Adviser to be equitable to each client. In making such allocations among the Funds and other client accounts, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Funds and other client accounts.

Under each Contract the Adviser is authorized on behalf of each Fund to employ brokers to effect the purchase or sale of portfolio securities with the objective of obtaining prompt, efficient, and reliable execution and clearance of such transactions at the most favorable price obtainable ("best execution") at a reasonable expense. The Adviser is permitted to (1) direct Fund portfolio brokerage to the Distributor, a broker-dealer member of the NASD and an affiliate of the Adviser; and (2) pay commissions to brokers other than the Distributor which are higher than what might be charged by another qualified broker to obtain brokerage and/or research services considered by the Adviser to be useful or desirable for its investment management of the Funds and/or other advisory accounts under the management of the Adviser and any investment adviser affiliated with it. The Adviser does not consider the sales of shares of the Funds or other investment funds managed by the Adviser and its affiliates by brokers, including the Distributor, as a factor in its selection of brokers or dealers for each Fund's portfolio transactions and has adopted compliance policies and procedures for itself and its affiliates to prevent any such transactions on that basis.


Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions, which may vary among brokers. Transactions in securities other than those for which a securities exchange is the principal market are generally done through a principal market maker. However, such transactions may be effected through a brokerage firm and a commission is paid whenever it appears that the broker can obtain a price that is at least as favorable taking into account its commissions. In general, there may be no stated commission on principal transactions in over-the-counter securities, but the prices of such securities usually may include undisclosed commissions or markups. Option transactions will usually be effected through a broker and a commission will be charged. Each Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation generally referred to as a concession or discount.

The Adviser currently serves as investment adviser to a number of investment company clients and private accounts and may in the future act as adviser to others. Affiliates of the Adviser act as investment adviser to numerous private accounts and adviser to other investment companies. It is the policy of the Adviser and its affiliates to cause purchase and sale transactions to be allocated among the Funds and others whose assets they manage in such manner as it deems equitable. In making such allocations among the Funds and other client accounts, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the portfolios of the Funds and other client accounts.


The policy of each Fund regarding purchases and sales of securities and options for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient execution of transactions. In seeking to implement each Fund's policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes can obtain the most favorable prices and are capable of providing efficient executions. If the Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers or dealers who also furnish research and other services to the Funds or the Adviser of the type described in Section 28(e) of the Securities Exchange Act of 1934, as amended. In doing so, the Funds may also pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of potential and existing investments.


Research services furnished by brokers or dealers through which the Funds effect security transactions are used by the Adviser and its advisory affiliates in carrying out their responsibilities with respect to all of their accounts over which they exercise investment discretion. Such investment information may be useful only to one or more of such other accounts. The purpose of this sharing of research information is to avoid duplicative charges for research provided by brokers and dealers. Neither the Funds nor the Adviser has any agreement or legally binding understanding with any broker or dealer regarding any specific amount of brokerage commissions which will be paid in recognition of such services. However, in determining the amount of portfolio commissions directed to such brokers or dealers, the Adviser does consider the level of services provided and, based on such determinations, the Adviser allocated brokerage commissions of $12,811 for Small Cap Growth Fund, $28,177 for Equity Income Fund, and $9,591 for Woodland Small Cap Value Fund, respectively, on portfolio transactions in the principal amount of $12,132,707, $14,802,930, and $3,669,112 for Small Cap Growth Fund, Equity Income Fund, and Woodland Small Cap Value Fund, respectively, during the fiscal year ended September 30, 2007. The average commissions on these transactions were $0.0162, $0.0486, and $0.0407 per share for Small Cap Growth Fund, Equity Income Fund, and Woodland Small Cap Value Fund, respectively.

Investment research obtained by allocations of Fund brokerage is used to augment the scope and supplement the internal research and investment strategy capabilities of the Adviser but does not reduce the overall expenses of the Adviser to any material extent. Such investment research may be in written form or through direct contact with individuals and includes information on
particular   companies  and   industries  as  well  as  market,   economic,   or
institutional activity areas. Research services furnished by brokers through which the Fund effects securities transactions are used by the Adviser and its advisory affiliates in carrying out their responsibilities with respect to all of their accounts over which they exercise investment discretion. Such investment information may be useful only to one or more of the other accounts of the Adviser and its advisory affiliates, and research information received for the commissions of those particular accounts may be useful both to the Fund and one or more of such other accounts.


The Adviser may also place orders for the purchase or sale of portfolio securities with the Distributor when it appears that, as an introducing broker or otherwise, the Distributor can obtain a price, execution, and commission which is at least as favorable as that obtainable by other qualified brokers and at a commission rate at least as favorable as it provides to its best customers for similar transactions. As required by Rule 17e-1 under the 1940 Act, the Board has adopted procedures which provide that the commissions paid to the Distributor on brokerage transactions must not exceed those which would have been charged by another qualified broker or member firm able to effect the same or a comparable transaction at an equally favorable price or those the Distributor charges its most favored customers on similar transactions. Rule 17e-1 under the 1940 Act and the Company's procedures contain requirements that the Board, including the Independent Directors, review such commissions and transactions quarterly and procedures at least annually to determine their continuing opportunities. The Adviser is also required to furnish reports and maintain records in connection with the reviews.

To obtain the best execution of portfolio trades on the New York Stock Exchange ("NYSE"), the Distributor controls and monitors the execution of such transactions on the floor of the NYSE through independent "floor brokers" or the Designated Order Turnaround System of the NYSE. Such transactions are then cleared, confirmed to each Fund for the account of the Distributor, and settled directly with the Custodian of the Funds by a clearing house member firm which remits the commission less its clearing charges to the Distributor. The
Distributor may also effect each Fund's portfolio transactions in the same manner and pursuant to the same arrangements on other national securities exchanges which adopt direct access rules similar to those of the NYSE. In addition, the Distributor may directly execute transactions for the Funds on the floor of any exchange, provided: (i) the Company's Board has expressly authorized the Distributor to effect such transactions; and (ii) the Distributor annually advises the Funds of the aggregate compensation it earned on such transactions.


The following table sets forth certain information regarding each Fund's payment of brokerage commissions for the past three fiscal years:

SMALL CAP GROWTH FUND


                                                 Year ended    Commissions
                                                September 30       Paid
                                                ------------   -----------
Total Brokerage Commissions                         2005       $  193,800
                                                    2006       $  115,178
                                                    2007       $  313,784

Commissions paid to the Distributor                 2005       $  154,741
                                                    2006       $   92,731
                                                    2007       $  209,215

% of Total Brokerage Commissions paid               2007            66.67%
to the Distributor

% of Total Transactions involving Commissions       2007            53.92%
paid to the Distributor

EQUITY INCOME FUND


                                                 Year ended    Commissions
                                                September 30       Paid
                                                ------------   ------------
Total Brokerage Commissions                         2005       $    380,287
                                                    2006       $    463,093
                                                    2007       $    488,932

Commissions paid to the Distributor                 2005       $    275,787
                                                    2006       $    369,825
                                                    2007       $    394,803

% of Total Brokerage Commissions paid               2007              80.75%
to the Distributor

% of Total Transactions involving Commissions       2007              74.04%
paid to the Distributor


WOODLAND SMALL CAP VALUE FUND


                                                 Year ended    Commissions
                                                September 30       Paid
                                                ------------   ------------
Total Brokerage Commissions                         2005       $     11,654
                                                    2006       $     37,739
                                                    2007       $     33,439

Commissions paid to the Distributor                 2005       $        216
                                                    2006       $        258
                                                    2007       $      1,410

% of Total Brokerage Commissions paid               2007               4.22%
to the Distributor

% of Total Transactions involving Commissions       2007               6.75%
paid to the Distributor

For the fiscal year ended September 30, 2007, the Equity Income Fund held the securities of the following regular brokers or dealers:

      Name of Regular Broker or                                 Aggregate
      Dealer or Parent (Issuer)                    Shares      Market Value
      -------------------------                 ------------   ------------

The Bank of New York Mellon Corp.                  96,509      $  4,259,907
J.P. Morgan Chase & Co.                            82,080      $  3,760,906
Merrill Lynch & Co., Inc.                          13,000      $    926,640
The Bear Stearns Companies, Inc.                    4,500      $    552,645

                              REDEMPTION OF SHARES


Payment of the redemption price for shares redeemed may be made either in cash or in portfolio securities (selected at the discretion of the Board and taken at their value used in determining each Fund's NAV as described under "Determination of Net Asset Value"), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the shareholder has redeemed more than $250,000 over the preceding three months and the Adviser believes that economic conditions exist which would make payments in cash detrimental to the best interests of each Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. Each Fund will not distribute in-kind portfolio securities that are not readily marketable.

Cancellation of purchase orders for Fund shares (as, for example, when checks submitted to purchase shares are returned unpaid) cause a loss to be incurred when the net asset value of that Fund's shares on the date of cancellation is less than on the original date of purchase. The investor is responsible for such loss, and the Fund may reimburse itself or the Distributor for such loss by automatically redeeming shares from any account registered at anytime in that shareholder's name, or by seeking other redress. If a Fund is unable to recover any loss to itself, it is the position of the SEC that the Distributor will be immediately obligated to make that Fund whole.

The Funds impose a redemption fee of 2.00% of the total redemption amount if you sell or exchange any of your shares within seven (7) days or less after the date of a purchase. The fee, its manner of calculation and exceptions to its applicability are discussed in the Funds' Prospectuses. The fee is not a sales charge (load) and is paid directly to the respective Fund and not to the Adviser or Distributor.

No minimum initial investment is required for Officers, Directors, or full-time employees of the Fund, other investment companies managed by the Adviser, the Adviser, the Sub-Administrator, the Distributor or their affiliates, including members of the "immediate family" of such individuals and retirement plans and trusts for their benefit. The term "immediate family" refers to spouses, children and grandchildren (adopted or natural), parents, grandparents, siblings, a spouse's siblings, a sibling's spouse and a sibling's children.


                        DETERMINATION OF NET ASSET VALUE


NAV is calculated separately for each class of each Fund. The NAV of Class B and Class C Shares of each Fund, as applicable, will generally be lower than the NAV of Class A, Class I, or Class AAA Shares, as applicable, as a result of the higher service and distribution-related fees to which Class B and Class C Shares are subject. It is expected, however, that the NAV per share of each class will tend to converge immediately after the recording of dividends, if any, which will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.


For purposes of determining each of the Fund's NAV, portfolio securities listed or traded on a nationally recognized securities exchange or traded in the over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices, or, if there were no asked prices quoted on such day, the security is valued at the most recently available bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price, or, if the Board so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the official closing settlement price of the exchange or board of trade on which the applicable contract is traded.


Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company, comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value American Depository Receipts securities at the close of U.S. exchanges; and evaluation of any other information that could be indicative of the value of the security.


The Funds may obtain valuations on the basis of prices provided by a pricing service approved by the Board. All other investment assets, including restricted and not readily marketable securities, are valued in good faith at fair value under procedures established by and under the general supervision and responsibility of the Company's Board. Additional information on fair valuation is provided in the Funds' Prospectuses under "Pricing of Fund Shares".


In addition, whenever developments in one or more securities markets after the close of the principal markets for one or more portfolio securities and before the time as of which the Funds determine their NAV would, if such developments had been reflected in such principal markets, likely have more than a minimal effect on any of the Funds' NAV, that Fund or Funds may fair value such portfolio securities based on available market information as of the time each Fund determines its NAV.


NYSE CLOSINGS

The holidays (as observed) on which the NYSE is closed, and therefore days upon which shareholders cannot redeem shares, currently are: New Year's Day,. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.


                       DIVIDENDS, DISTRIBUTIONS, AND TAXES

GENERAL

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of the Funds' shares by U.S. persons. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. This discussion does not purport to be complete or to deal with all aspects of U.S. federal income taxation that may be relevant to investors in light of their particular circumstances. Prospective investors should consult their own tax advisers with regard to the U. S. federal tax consequences of the purchase, ownership, or disposition of fund shares arising under the laws of any state, foreign country, or other taxing jurisdiction.


Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. If so qualified, each Fund will not be subject to Federal income tax on its net investment income and net short-term capital gains, if any, realized during any fiscal year in which it distributes such income and capital gains to its shareholders.


Each Fund will determine either to distribute or to retain for reinvestment all or part of any net long-term capital gains. If any such gains are retained by any Fund, that Fund will be subject to tax on such retained amount. In that event, each Fund expects that it will designate the retained amount as undistributed capital gains in a notice to its shareholders, each of whom (1) will be required to include in income for tax purposes as long-term capital gains, its share of the undistributed amount, (2) will be entitled to credit its proportionate share of the tax paid by that Fund against its Federal income tax liability and to claim refunds to the extent the credit exceeds such liability, and (3) will increase its basis in its shares of that Fund by an amount equal to the amount of undistributed capital gains included in such shareholder's gross income net of such tax.

A distribution will be treated as paid during the calendar year if it is paid during the calendar year or declared by a Fund in October, November, or December of that year, payable to shareholders of record on a date during such month and paid by the Fund during January of the following year. Any such distributions paid during January of the following year will be deemed to be received on December 31 of the year the distributions are declared, rather than when the distributions are received.

Under the Code, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the fund level. To avoid the tax, each Fund must distribute during each calendar year, an amount equal to at least the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses for the one year period generally ending on October 31 of the calendar year, (unless an election is made by a Fund with a November or December year-end to use the Fund's fiscal year) and (3) all ordinary income and net capital gains for previous years that were not previously distributed. To avoid application of the excise tax, the Funds intend to make distributions in accordance with calendar year distribution requirements.

Gains or losses on the sales of securities by each Fund will be long-term capital gains or losses if the securities have been held by the Fund for more than twelve months. Gains or losses on the sale of securities held for twelve months or less will be short-term capital gains or losses.


Certain options, futures contracts, and options on futures contracts are "section 1256 contracts". Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by each Fund at the end of each taxable year are "mark-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

Hedging transactions undertaken by each Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by each Fund. In addition, losses realized by each Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Further, each Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections accelerate the recognition of gains or losses from the affected straddle positions. Because application of the straddle rules may affect the character of gains or losses, defer losses, and/or accelerate the recognition of gains or losses from the affected straddle positions, and require the capitalization of interest expense, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, as described below, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

DISTRIBUTIONS

Distributions of investment company taxable income (which includes taxable interest income and dividend income other than qualified dividends and the excess of net short-term capital gains over long-term capital losses) are taxable to a U.S. shareholder as ordinary income. Qualified dividends from certain U.S. and non-U.S. corporations received by the Funds and properly designated when distributed are taxable to U.S. shareholders at a reduced rate of 15% (5% for shareholders in lower tax brackets). This reduced rate is currently scheduled to apply to qualified dividends received prior to January 1, 2011, and thereafter revert to ordinary income rates. Dividends paid by a Fund will qualify for the 70% deduction for dividends received by corporations to the extent the Fund's income consists of qualified dividends received from U.S. corporations and certain holding period requirements are met. Distributions of net capital gain (which consist of the excess of net long-term capital gains over net short-term capital losses), if any, are taxable as long-term capital gain, whether paid in cash or in shares, and are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a basis in such shares of the Fund equal to the fair market value of such shares on the distribution date. If the NAV of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution may be taxable even though it represents a return of invested capital. The price of shares purchased at any time may reflect the amount of a forthcoming distribution. Those purchasing shares just prior to a distribution will receive a distribution which will be taxable to them, even though the distribution represents in part a return of invested capital.

SALES OF SHARES

Upon a sale or exchange of shares, a shareholder will realize a taxable gain or loss depending upon the basis in the shares. Such gain or loss will be long-term, if the shareholder's holding period for the shares is more than twelve months. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a 61-day period beginning 30 days before and ending 30 days after the date the shares are disposed of. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

If a shareholder (i) incurs a sales load charge in acquiring shares in a Fund and, by reason of incurring such charge or acquiring the shares, acquires the right to acquire shares of one or more regulated investment companies without the payment of a load charge or with the payment of a reduced load charge (a "reinvestment right"), and (ii) disposes of the Fund shares before the 91st day after the date on which the shares were acquired and subsequently acquires shares in the Fund or in another regulated investment company whereby the otherwise applicable load charge is reduced by reason of the reinvestment right, then the original load charge will not be taken into account for the purposes of determining the shareholder's gain or loss on the disposition (to the extent the original load charge does not exceed the reduction in the subsequent load charge). To the extent such charge is not taken into account in determining the amount of gain or loss, the charge will be treated as incurred in connection with the subsequently acquired shares and will have a corresponding effect on the shareholder's basis in such shares.

BACKUP WITHHOLDING

The Company generally will be required to withhold U.S. Federal income tax at a rate of 28% on all taxable distributions payable to shareholders who fail to provide their correct taxpayer identification number or Social Security number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

FOREIGN WITHHOLDING TAXES


Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the rate of foreign tax in advance since the amount of the Funds' assets to be invested in various countries is not known. A Fund having more than 50% of its total assets invested in securities of foreign governments or corporations can pass through to shareholders the amount of foreign taxes it pays.


NATURE OF SMALL CAP INVESTMENTS

Certain of the Small Cap Growth and Woodland Small Cap Value Funds' investment practices are subject to special and complex Federal income tax provisions that may, among other things, (i) disallow, suspend, or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions. Each Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these provisions.

                       INVESTMENT PERFORMANCE INFORMATION

From time to time, each Fund may quote its performance in advertisements or in reports and other communications to shareholders, computed according to formulas prescribed by the SEC.

Each Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of each Fund's performance for any specified period in the future. In addition, when considering "average" total return figures for periods longer than one year, it is important to note that each Fund's annual total returns for any one year in the period might have been greater or less than the average for the entire period. In addition, because the performance will fluctuate, it may not provide a basis for comparing an investment in each Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing each Fund's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.


In reports or other communications to shareholders or in advertising material, each Fund may compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Inc., Morningstar, Inc., or similar independent services that monitor the performance of mutual funds or other industry or financial publications. It is important to note that the total return figures are based on historical results and are not intended to indicate future performance. Shareholders may make inquiries regarding each Fund's total return figures to the Distributor.

In its reports, investor communications or advertisements, the Funds may also include: (i) descriptions and updates concerning its strategies and portfolio investments; (ii) its goals, risk factors, and expenses compared with other mutual funds; (iii) analysis of its investments by industry, country, credit quality, and other characteristics; (iv) a discussion of the risk/return continuum relating to different investments; (v) the potential impact of adding foreign stocks to a domestic portfolio; (vi) the general biography or work experience of the portfolio manager of the Fund; (vii) portfolio manger commentary or market updates; (viii) discussion of macroeconomic factors affecting the Fund and its investments; and (ix) other information of interest to investors.

In connection with communicating its yield or total return to current or prospective shareholders, the Fund may also compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

                        DESCRIPTION OF THE FUNDS' SHARES

DESCRIPTION OF THE FUNDS' SHARES


Each Fund is a series of Gabelli Equity Series Funds, Inc., which was incorporated in Maryland on July 25, 1991. The authorized capital stock consists of one billion shares of stock having a par value of one tenth of one cent ($.001) per share. The Company is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval, such as changing fundamental policies or upon the written request of 10% of the Funds' shares to replace its Directors. The Company's Board is authorized to classify or reclassify the unissued shares of the Company to one or more classes of a separate series of stock, each series representing a separate, additional portfolio. The Board currently has authorized the division of the unissued shares into three series each having a separate portfolio. The Funds offer Class AAA, Class A, Class B, Class C, and Class I shares. Shares of all series will have identical voting rights, except where by law, certain matters must be approved by the requisite proportion of the shares of the affected series. Each share of any class of each series of shares when issued has equal dividend, liquidation (see "Redemption of Shares"), and voting rights within the class for which it was issued and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate except where otherwise required by law and except that each class of each series will vote separately on certain matters pertaining to its distribution and shareholder servicing arrangements.

There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares will be redeemed at NAV per share, at the option of the shareholder.

The Company sends semi-annual and annual reports to all shareholders which include lists of portfolio securities and each Fund's financial statements, which will be audited annually. Unless a shareholder otherwise specifically requests in writing, a Fund may send a single copy of prospectuses and reports to shareholders to all accounts at the same address who have the same last name or who the Company reasonably believes are members of the same family. The shares of each Fund have noncumulative voting rights which means that the holders of more than 50% of the shares can elect 100% of the Directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board. Unless specifically requested by an investor who is a shareholder of record, each of the Funds do not issue certificates evidencing shares.

CORPORATE MATTERS

The Company reserves the right to create and issue a number of series shares, in which case the shares of each series would participate equally in the earnings, dividends, and assets of the particular series and would vote separately to approve management agreements or changes in investment policies, but shares of all series would vote together in the election or selection of Directors, principal underwriters, and auditors and on any proposed material amendment to the Company Certificate of Incorporation.

Upon liquidation of the Company or any series, shareholders of the affected series would be entitled to share pro rata in the net assets of their respective series available for distribution to such shareholders.

SHAREHOLDER APPROVAL

Other than elections of Directors, which is by plurality, any matter for which shareholder approval is required by the 1940 Act requires the affirmative vote of at least a majority, as defined by the 1940 Act, of the outstanding voting securities of a Fund or the Company at a meeting called for the purpose of considering such approval.

INFORMATION FOR SHAREHOLDERS


All shareholder inquiries regarding administrative procedures including the purchase and redemption of Shares should be directed to the Distributor, Gabelli & Company, Inc., One Corporate Center, Rye, New York 10580-1422. For assistance, call 800-GABELLI (800-422-3554) or through the internet at WWW.GABELLI.COM.


                              FINANCIAL STATEMENTS


Each Fund's Financial Statements for the fiscal year ended September 30, 2007, including the Report of E&Y, are incorporated herein by reference to each Fund's Annual Report. Each Fund's Annual Report is available upon request and without charge by calling 800-GABELLI (800-422-3554) or through the Internet at WWW.GABELLI.COM. E&Y provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings.

                                   APPENDIX A

                      DESCRIPTION OF CORPORATE DEBT RATINGS


MOODY'S INVESTORS SERVICE, INC.


Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which made the long term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1.    An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

3.    There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's Investors Service, Inc.'s publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


STANDARD & POOR'S RATINGS SERVICES ("S&P")

--------------------------------------------------------------------------------
AAA: Bonds rated AAA have the highest rating assigned by S&P's Ratings Services, a division of The McGraw-Hill Companies, Inc. Capacity to pay interest and repay principal is extremely strong.

--------------------------------------------------------------------------------
AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

--------------------------------------------------------------------------------
A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

--------------------------------------------------------------------------------
BBB: Bonds rated BBB are regarded as having adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

--------------------------------------------------------------------------------
BB, B,       Bonds rated BB, B, CCC,  CC, and C are  regarded,  on  balance,  as
CCC,         predominantly  speculative with respect to capacity to pay interest
CC, C        and repay principal in accordance with the terms of the obligation.
             BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

--------------------------------------------------------------------------------
C1: The rating C1 is reserved for income bonds on which no interest is being paid.

--------------------------------------------------------------------------------
D: Bonds rated D are in payment default, and payment of interest and/or repayment of principal is in arrears.

--------------------------------------------------------------------------------
Plus (+) or  The ratings from AA to CCC may be modified by the addition of a
Minus (-)    plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF S&P AND MOODY'S COMMERCIAL PAPER RATINGS:

      The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

      The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

                            PART C: OTHER INFORMATION

Item 23. EXHIBITS

         (a)(1) Articles of Incorporation of the Registrant, dated July 25, 1991 -- incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement, as filed with the SEC via EDGAR on January 28, 1998 (Accession No. 0000950152-98-000527)
                  ("Post-Effective Amendment No. 7").

         (a)(2) Articles of Amendment, dated January 28, 2000 -- incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement, as filed with the SEC via EDGAR on January 31, 2000 (Accession No. 0000927405-00-000032)
                  ("Post-Effective Amendment No. 10").

         (a)(3) Articles Supplementary, dated January 28, 2000, with respect to Gabelli Equity Income Fund -- incorporated by reference to Post-Effective Amendment No. 10

         (a)(4) Articles Supplementary, dated January 28, 2000, with respect to Gabelli Small Cap Value Fund -- incorporated by reference to Post-Effective Amendment No. 10

         (a)(5) Articles Supplementary, dated December 27, 2002, with respect to Gabelli Equity Series Funds, Inc. -- incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement, as filed with the SEC via EDGAR on January 31, 2003 (Accession No. 0000935069-03-000085)
                  ("Post-Effective Amendment No. 14").

         (a)(6) Articles Supplementary, dated January 28, 2005, with respect to Gabelli Equity Series Funds, Inc. -- incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, as filed with the SEC via EDGAR on January 31, 2005 (Accession No. 0000935069-05-000148)
                  ("Post-Effective Amendment No. 17").

         (b) Registrant's By-laws -- incorporated by reference to Post-Effective Amendment No. 7.

         (c)      Not Applicable.

         (d)(1) Investment Advisory Agreement with Gabelli Funds, Inc., with respect to The Gabelli Small Cap Growth Fund, dated October 1, 1991 -- incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement, as filed with the SEC via EDGAR on January 31, 2001 (Accession No. 0000935069-01-000048) ("Post-Effective Amendment No. 11").

         (d)(2) Investment Advisory Agreement with Gabelli Funds, Inc., with respect to The Gabelli Equity Income Fund, dated October 1, 1991 -- incorporated by reference to Post-Effective Amendment No. 11.

         (d)(3) Investment Advisory Agreement with Gabelli Funds, LLC, with respect to The Gabelli Woodland Small Cap Value Fund, dated December 31, 2002 -- incorporated by reference to Post-Effective Amendment No. 14.

         (d)(4) Amendment No. 1 to the Investment Advisory Agreement with Gabelli Funds, LLC, with respect to The Gabelli Small Cap Growth Fund, dated February 17, 1999 -- incorporated by reference to Post-Effective Amendment No. 11.

         (d)(5) Amendment No. 1 to the Investment Advisory Agreement with Gabelli Funds LLC, with respect to The Gabelli Equity Income Fund, dated February 17, 1999 -- incorporated by reference to Post-Effective Amendment No. 11.

         (d)(6) Contractual Management Fee Waiver and Expense Reimbursement Agreement with Gabelli Funds, LLC dated October 1, 2007, with respect to The Gabelli Woodland Small Cap Value Fund -- filed herewith.

         (e)(1) Amended and Restated Distribution Agreement with Gabelli & Company, Inc., dated January 28, 2000, with respect to The Gabelli Equity Income Fund -- incorporated by reference to Post-Effective Amendment No. 10.

         (e)(2) Amended and Restated Distribution Agreement with Gabelli & Company, Inc., dated January 28, 2000, with respect to The Gabelli Small Cap Growth Fund -- incorporated by reference to Post-Effective Amendment No. 10.

         (e)(3) Distribution Agreement with Gabelli & Company, Inc., dated December 31, 2002, with respect to The Gabelli Woodland Small Cap Value Fund -- incorporated by reference to Post-Effective Amendment No. 14.

         (f)      Not Applicable.

         (g) Amended and Restated Master Custodian Agreement with State Street Bank and Trust Company, dated July 2, 2001 -- incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement as filed with the SEC via EDGAR on January 29, 2002 (Accession No. 0000935069-02-000046)
                  ("Post-Effective Amendment No. 12").

         (h)(1) Transfer Agency and Service Agreement with State Street Bank and Trust Company-- incorporated by reference to Post-Effective Amendment No. 7.


         (i)(1) Opinion and Consent of Counsel, dated January 28, 2000 -- incorporated by reference to Post-Effective Amendment No. 10.

         (i)(2)   Opinion of Counsel, dated January 28, 2008 -- filed herewith..

         (j)(1) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm -- filed herewith.

         (j)(2) Powers of Attorney for Felix J. Christiana, Anthony J. Colavita, Vincent D. Enright, John D. Gabelli, Robert J. Morrissey, Karl Otto Pohl, Anthony R. Pustorino and Anthony C. van Ekris -- incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement, as filed with the SEC on August 31, 1992.

         (j)(3) Power of Attorney for Mario J. Gabelli, dated May 16, 2001 -- incorporated by reference to Post-Effective Amendment No. 12.

         (j)(4) Power of Attorney for Salvatore J. Zizza, dated December 3, 2001 -- incorporated by reference to Post-Effective Amendment No. 14.

         (k)      Not Applicable.

         (l)(1) Agreement with initial shareholder -- incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, as filed with the SEC on September 20, 1991.

         (l)(2) Purchase Agreement with Gabelli & Company, Inc., with respect to Class A Shares of The Gabelli Equity Income Fund, dated January 28, 2000 -- incorporated by reference to Post-Effective Amendment No. 10.

         (l)(3) Purchase Agreement with Gabelli & Company, Inc., with respect to Class B Shares of The Gabelli Equity Income Fund, dated January 28, 2000 -- incorporated by reference to Post-Effective Amendment No. 10.

         (l)(4) Purchase Agreement with Gabelli & Company, Inc., with respect to Class C Shares of The Gabelli Equity Income Fund, dated January 28, 2000 -- incorporated by reference to Post-Effective Amendment No. 10.

         (l)(5) Purchase Agreement with Gabelli & Company, Inc., with respect to Class A Shares of The Gabelli Small Cap Growth Fund, dated January 28, 2000 -- incorporated by reference to Post-Effective Amendment No. 10.

         (l)(6) Purchase Agreement with Gabelli & Company, Inc., with respect to Class B Shares of The Gabelli Small Cap Growth Fund, dated January 28, 2000 -- incorporated by reference to Post-Effective Amendment No. 10.

         (l)(7) Purchase Agreement with Gabelli & Company, Inc., with respect to Class C Shares of The Gabelli Small Cap Growth Fund, dated January 28, 2000 -- incorporated by reference to Post-Effective Amendment No. 10.

         (l)(8) Purchase Agreement with Gabelli & Company, Inc.,, with respect to Class AAA Shares, Class A Shares, Class B Shares and Class C Shares of The Gabelli Woodland Small Cap Value Fund, dated December 31, 2002 -- incorporated by reference to Post-Effective Amendment No. 14.

         (m)(1) Amended and Restated Plan of Distribution pursuant to Rule 12b-1 with Gabelli & Company, Inc., with respect to Class AAA Series Shares of The Gabelli Equity Income Fund, dated November 17, 1999 -- incorporated by reference to Post-Effective Amendment No. 10.

         (m)(2) Amended and Restated Plan of Distribution pursuant to Rule 12b-1 with Gabelli & Company, Inc., with respect to Class AAA Series Shares of The Gabelli Small Cap Growth Fund, dated November 17, 1999 --incorporated by reference to Post-Effective Amendment No. 10.

         (m)(3) Plan of Distribution pursuant to Rule 12b-1 with Gabelli & Company, Inc., with respect to Class AAA Shares of The Gabelli Woodland Small Cap Value Fund, dated December 31, 2002 -- incorporated by reference to Post-Effective Amendment No. 14.

         (m)(4) Plan of Distribution pursuant to Rule 12b-1 with Gabelli & Company, Inc., with respect to Class A Series Shares of The Gabelli Equity Income Fund, dated November 17, 1999 -- incorporated by reference to Post-Effective Amendment No. 10.

         (m)(5) Plan of Distribution pursuant to Rule 12b-1 with Gabelli & Company, Inc., with respect to Class B Series Shares of The Gabelli Equity Income Fund, dated November 17, 1999 -- incorporated by reference to Post-Effective Amendment No. 10.

         (m)(6) Plan of Distribution pursuant to Rule 12b-1 with Gabelli & Company, Inc., with respect to Class C Series Shares of The Gabelli Equity Income Fund, dated November 17, 1999 -- incorporated by reference to Post-Effective Amendment No. 10.

         (m)(7) Plan of Distribution pursuant to Rule 12b-1 with Gabelli & Company, Inc., with respect to Class A Series Shares of The Gabelli Small Cap Growth Fund, dated November 17, 1999 -- incorporated by reference to Post-Effective Amendment No. 10.

         (m)(8) Plan of Distribution pursuant to Rule 12b-1 with Gabelli & Company, Inc.,, with respect to Class B Series Shares of The Gabelli Small Cap Growth Fund, dated November 17, 1999 -- incorporated by reference to Post-Effective Amendment No. 10.

         (m)(9) Plan of Distribution pursuant to Rule 12b-1 with Gabelli & Company, Inc.,, with respect to Class C Series Shares of The Gabelli Small Cap Growth Fund, dated November 17, 1999 -- incorporated by reference to Post-Effective Amendment No. 10.

         (m)(10) Plan of Distribution pursuant to Rule 12b-1 with Gabelli & Company, Inc.,, with respect to Class A Shares of The Gabelli Woodland Small Cap Value Fund, dated December 31, 2002 -- incorporated by reference to Post-Effective Amendment No. 14.

         (m)(11) Plan of Distribution pursuant to Rule 12b-1 with Gabelli & Company, Inc., with respect to Class B Shares of The Gabelli Woodland Small Cap Value Fund, dated December 31, 2002 -- incorporated by reference to Post-Effective Amendment No. 14.

         (m)(12) Plan of Distribution pursuant to Rule 12b-1 with Gabelli & Company, Inc., with respect to Class C Shares of The Gabelli Woodland Small Cap Value Fund, dated December 31, 2002 -- incorporated by reference to Post-Effective Amendment No. 14.

         (n)(1) Amended and Restated Rule 18f-3 Multi-Class Plan, with respect to The Gabelli Equity Income Fund, dated May 12, 2004 -- incorporated by reference to Post-Effective Amendment No. 17.

          (n)(2) Amended and Restated Rule 18f-3 Multi-Class Plan, with respect to The Gabelli Small Cap Growth Fund, dated May 12, 2004 -- incorporated by reference to Post-Effective Amendment No. 17.

         (n)(3) Amended and Restated Rule 18f-3 Multi-Class Plan, with respect to The Gabelli Woodland Small Cap Value Fund, dated May 12, 2004 -- incorporated by reference to Post-Effective Amendment No. 17.

         (o)      Not Applicable.


         (p) Revised Code of Ethics for the Registrant, Gabelli Funds, LLC, GAMCO Investors, Inc., Gabelli & Company, Inc., Gabelli Advisers, Inc. and Gabelli Fixed Income LLC, is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement as filed with the SEC via EDGAR on November 29, 2006 (Accession No. 0000935069-06-003209).

Item 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  None.

Item 25.          INDEMNIFICATION

                  The basic effect of the respective indemnification provisions of the Registrant's By-Laws, the Investment Advisory Agreement with Gabelli Funds, LLC for The Gabelli Small Cap Growth Fund, the Investment Advisory Agreement with Gabelli Funds, LLC for The Gabelli Equity Income Fund, the Investment Advisory Agreement with Gabelli Funds, LLC for The Gabelli Woodland Small Cap Value Fund and Section 2-418 of the Maryland General Corporation Law is to indemnify each officer and director of both the Registrant and Gabelli Funds, LLC to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to which such person would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant and the investment advisor and distributor pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in and the principal underwriter in connection with the successful defense of any action, suit or process proceeding) is asserted against the Registrant by such director, officer or controlling person or the distributor in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

                  Gabelli Funds, LLC (the "Adviser") is a registered investment adviser providing investment management and administrative services to the Registrant. The Adviser also provides similar services to other mutual funds.

                  The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Adviser during the past two fiscal years is incorporated by reference to Form ADV filed by the Adviser pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-37706).

Item 27.          PRINCIPAL UNDERWRITER

         (a) Gabelli & Company, Inc. ("Gabelli & Company") currently acts as distributor for The Gabelli Asset Fund, The Gabelli Blue Chip Value Fund, Gabelli Capital Series Funds, Inc., Comstock Funds, Inc., GAMCO Global Series Funds, Inc., GAMCO Gold Fund, Inc, The GAMCO Growth Fund, GAMCO International Growth Fund, Inc., Gabelli Investor Funds, Inc., The GAMCO Mathers Fund, The Gabelli Money Market Funds, The Gabelli SRI Fund, Inc., The Gabelli Utilities Fund, The Gabelli Value Fund Inc. and The GAMCO Westwood Funds.

         (b) The information required by this Item 27 with respect to each director, officer or partner of Gabelli & Company is incorporated by reference to Schedule A of Form BD filed by Gabelli & Company pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-21373).

         (c)      Not Applicable.

Item 28.          LOCATION OF ACCOUNTS AND RECORDS

                  All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 through 31a-3 thereunder are maintained at the following offices:

                  1.       Gabelli Funds, LLC
                           One Corporate Center
                           Rye, New York 10580-1422

                  2.       PFPC Inc.
                           99 High Street
                           Boston, Massachusetts 02110

                  3.       PFPC Inc.
                           760 Moore Road
                           King of Prussia, Pennsylvania 19406

                  4.       State Street Bank and Trust Company
                           One Heritage Drive
                           North Quincy, Massachusetts 02171

                  5.       Boston Financial Data Services, Inc.
                           Two Heritage Drive
                           North Quincy, Massachusetts 02171

Item 29.          MANAGEMENT SERVICES

                  Not Applicable.

Item 30.          UNDERTAKINGS

                  Not Applicable.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GABELLI EQUITY SERIES FUNDS, INC, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye and State of New York, on the 28th day of January, 2008.

                                        GABELLI EQUITY SERIES FUNDS, INC.

                                        By: /s/ Bruce N. Alpert
                                            -----------------------------------
                                            Bruce N. Alpert
                                            President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 24 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                              Date
---------                                            -----                              ----

Mario J. Gabelli*                     Director and Chairman                             January 28, 2008
-----------------------------         of the Board
Mario J. Gabelli

/s/ Bruce N. Alpert                   Principal Executive Officer and President         January 28, 2008
-----------------------------
Bruce N. Alpert

/s/ Agnes Mullady                     Principal Financial Officer and Treasurer         January 28, 2008
-----------------------------
Agnes Mullady

John D. Gabelli*                      Director                                          January 28, 2008
-----------------------------
John D. Gabelli

Anthony J. Colavita*                  Director                                          January 28, 2008
-----------------------------
Anthony J. Colavita

Vincent D. Enright*                   Director                                          January 28, 2008
-----------------------------
Vincent D. Enright

Robert J. Morrissey*                  Director                                          January 28, 2008
-----------------------------
Robert J. Morrissey

Anthony R. Pustorino*                 Director                                          January 28, 2008
-----------------------------
Anthony R. Pustorino

Anthonie C. van Ekris*                Director                                          January 28, 2008
-----------------------------
Anthonie C. van Ekris

Salvatore J. Zizza*                   Director                                          January 28, 2008
-----------------------------
Salvatore J. Zizza

*By:/s/ Bruce N. Alpert
    ----------------------------------------
     Bruce N. Alpert
     Attorney-in-fact

                                  EXHIBIT INDEX
                                  -------------


        EXHIBIT
          NO.     DESCRIPTION OF EXHIBIT
          ---     ----------------------


         (d)(6) Contractual Management Fee Waiver and Expense Reimbursement Agreement, dated October 1, 2007, with respect to The Gabelli Woodland Small Cap Value Fund.

         (j)(1) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.

         (j)(2)   Opinion of Counsel, dated January 28, 2008